OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	October 31, 2006
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-2514

ING Variable Funds
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 to June 30, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2005

Classes I and S

ING Variable Product Funds

Domestic Equity and Income Portfolios		Fixed Income Portfolios
▪	ING VP Balanced Portfolio	▪	ING VP Intermediate Bond Portfolio
▪	ING VP Growth and Income Portfolio	▪	ING VP Money Market Portfolio

Domestic Equity Growth Portfolios		Global and International Equity Portfolios
▪	ING VP Growth Portfolio	▪	ING VP Global Science and Technology Portfolio
▪	ING VP Small Company Portfolio	▪	ING VP International Equity Portfolio

Domestic Equity Value Portfolio
▪	ING VP Value Opportunity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrants’ website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrants’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent[1]. It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
July 27, 2005

[1]	Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then trading at just under 13 times current fiscal year

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth in check. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1)     The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)     The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)     The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4)     The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)     The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)     The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)     The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Balanced Portfolio	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,011.90	0.60%	$2.99
Class S	1,000.00	1,011.20	0.85	4.24
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	1,020.58	0.85	4.26

*      Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING VP Growth and Income Portfolio	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,002.10	0.59%	$2.93
Class S	1,000.00	1,001.00	0.84	4.17
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.87	0.59%	$2.96
Class S	1,000.00	1,020.63	0.84	4.21

ING VP Growth Portfolio	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 988.50	0.70%	$3.45
Class S	1,000.00	987.40	0.95	4.68
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,020.08	0.95	4.76

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING VP Small Company Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,009.00	0.85%	$4.23
Class S	1,000.00	1,008.00	1.10	5.48
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING VP Value Opportunity Portfolio	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 989.40	0.70%	$3.45
Class S	1,000.00	988.60	0.95	4.68
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,020.08	0.95	4.76

*      Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING VP Intermediate Bond Portfolio	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,028.20	0.49%	$2.46
Class S	1,000.00	1,026.70	0.74	3.72
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,021.12	0.74	3.71

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING VP Money Market Portfolio	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,011.90	0.36%	$1.80
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.01	0.36%	$1.81

	Beginning	Ending		Expenses Paid
ING VP Global Science and Technology Portfolio	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 958.10	1.06%	$5.15
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.54	1.06%	$5.31

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING VP International Equity Portfolio	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 987.40	1.15%	$5.67
Class S	1,000.00	986.20	1.40	6.89
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.09	1.15%	$5.76
Class S	1,000.00	1,017.85	1.40	7.00

*      Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

		ING		ING	ING
	ING	VP Growth	ING	VP Small	VP Value
	VP Balanced	and Income	VP Growth	Company	Opportunity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$1,319,271,579	$3,015,469,935	$167,500,486	$432,593,355	$203,657,663
Short-term investments**	266,535,605	610,745,542	27,569,919	116,294,747	26,281,689
Repurchase agreement	9,310,000	77,751,000	4,557,000	20,724,000	—
Cash	69,563	97,547	29,795	66,953	17,226
Cash collateral for futures	362,831	5,166,000	173,250	568,489	—
Receivables:
Investment securities sold	35,319,755	121,732,695	536,170	403,173	1,637,506
Fund shares sold	679,884	—	—	—	—
Dividends and interest	3,689,523	4,021,320	84,727	655,851	305,548
Variation margin	166,313	—	—	—	—
Prepaid expenses	27,552	68,803	5,244	14,110	6,291
Total assets	1,635,432,605	3,835,052,842	200,456,591	570,917,505	231,905,923
LIABILITIES:
Payable for investment securities purchased	104,191,382	98,489,807	1,242,757	—	1,011,081
Payable for fund shares redeemed	1,532,180	—	—	3,636,054	—
Payable for futures variation margin	90,515	605,798	13,557	—	—
Payable upon receipt of securities loaned	229,050,863	540,958,508	27,569,919	116,294,747	26,281,689
Payable to affiliates	598,871	1,479,412	93,899	306,387	112,217
Payable for director fees	23,748	87,047	8,932	12,097	2,926
Unrealized depreciation on swap agreements	53,582	—	—	—	—
Other accrued expenses and liabilities	161,006	201,560	48,305	50,109	55,201
Total liabilities	335,702,147	641,822,132	28,977,369	120,299,394	27,463,114
NET ASSETS	$1,299,730,458	$3,193,230,710	$171,479,222	$450,618,111	$204,442,809
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,255,697,485	$5,470,116,399	$352,346,699	$348,894,072	$220,488,359
Undistributed net investment income	45,107,048	17,846,911	1,421,436	2,438,141	5,533,047
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures and swaps	(53,568,961)	(2,572,067,361)	(200,191,464)	37,672,863	(33,864,497)
Net unrealized appreciation on investments, foreign currency related transactions, futures and swaps	52,494,886	277,334,761	17,902,551	61,613,035	12,285,900
NET ASSETS	$1,299,730,458	$3,193,230,710	$171,479,222	$450,618,111	$204,442,809

+ Including securities loaned at value	$222,917,256	$528,004,754	$26,735,574	$112,646,399	$25,474,665
* Cost of investments in securities	$1,266,839,713	$2,737,395,701	$149,536,388	$370,980,320	$191,371,763
** Cost of short-term investments	$266,537,810	$610,753,400	$27,569,919	$116,294,747	$26,281,689

Class I:
Net Assets	$1,296,749,119	$3,191,399,264	$171,169,181	$404,469,258	$200,987,622
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001	$0.001
Shares outstanding	95,623,150	164,603,963	18,113,022	20,100,286	15,398,124
Net asset value and redemption price per share	$13.56	$19.39	$9.45	$20.12	$13.05

Class S:
Net Assets	$2,981,339	$1,831,446	$310,041	$46,148,853	$3,455,187
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001	$0.001
Shares outstanding	220,889	94,604	33,070	2,300,132	266,401
Net asset value and redemption price per share	$13.50	$19.36	$9.38	$20.06	$12.97

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	VP Intermediate	VP Money	VP Global Science	VP International
	Bond	Market	and Technology	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$1,735,107,141	$—	$71,155,913	$52,626,478
Short-term investments**	418,843,525	995,150,899	17,011,035	—
Repurchase agreement	21,585,000	100,645,000	—	—
Cash	156,604	32,735	534,317	4,746
Cash collateral for futures	985,529	—	—	—
Foreign currencies at value***	179	—	1,485,550	159,221
Receivables:
Investment securities sold	35,315,094	—	982,147	510,260
Fund shares sold	2,277,314	14,081	—	—
Dividends and interest	8,742,823	2,558,228	75,630	112,814
Variation margin	415,781	—	—	—
Prepaid expenses	42,297	22,953	2,171	1,289
Total assets	2,223,471,287	1,098,423,896	91,246,763	53,414,808
LIABILITIES:
Payable for investment securities purchased	308,385,005	—	622,589	127,867
Payable for fund shares redeemed	5,476,333	7,687,979	—	—
Payable for futures variation margin	232,993	—	—	—
Payable upon receipt of securities loaned	340,290,708	—	17,011,035	—
Payable to affiliates	669,677	274,140	61,442	49,645
Payable for director fees	31,752	24,391	1,788	1,510
Unrealized depreciation on swap agreements	178,605	—	—	—
Other accrued expenses and liabilities	81,048	132,876	32,234	36,255
Total liabilities	655,346,121	8,119,386	17,729,088	215,277
NET ASSETS	$1,568,125,166	$1,090,304,510	$73,517,675	$53,199,531
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,517,295,319	$1,082,144,075	$124,752,671	$71,472,019
Undistributed net investment income (accumulated net investment loss)	29,223,905	13,066,004	(195,599)	1,285,634
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures and swaps	16,602,967	(4,704,355)	(57,652,256)	(23,077,985)
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions, futures and swaps	5,002,975	(201,214)	6,612,859	3,519,863
NET ASSETS	$1,568,125,166	$1,090,304,510	$73,517,675	$53,199,531

+ Including securities loaned at value	$334,028,379	$—	$16,501,216	$—
* Cost of investments in securities	$1,730,031,826	$—	$64,533,008	$49,107,591
** Cost of short-term investments	$418,848,209	$995,352,113	$17,011,035	$—
*** Cost of foreign currencies	$161	$—	$1,495,099	$160,016

Class I:
Net Assets	$1,119,316,063	$1,090,304,510	$73,517,675	$52,918,158
Shares authorized	unlimited	unlimited	100,000,000	100,000,000
Par value	$1.000	$1.000	$0.001	$0.001
Shares outstanding	82,842,395	84,249,664	20,106,179	6,128,539
Net asset value and redemption price per share	$13.51	$12.94	$3.66	$8.63

Class S:
Net Assets	$448,809,103	n/a	n/a	$281,373
Shares authorized	unlimited	unlimited	100,000,000	100,000,000
Par value	$1.000	$1.000	$0.001	$0.001
Shares outstanding	33,384,883	n/a	n/a	32,779
Net asset value and redemption price per share	$13.44	n/a	n/a	$8.58

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

		ING		ING	ING
	ING	VP Growth	ING	VP Small	VP Value
	VP Balanced	and Income	VP Growth	Company	Opportunity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,103,439	$25,650,701	$735,853	$3,529,773	$2,375,304
Interest	12,100,880	1,659,728	20,908	268,773	35,919
Securities lending income	198,397	313,528	9,625	13,437	3,892
Total investment income	18,402,716	27,623,957	766,386	3,811,983	2,415,115
EXPENSES:
Investment management fees	3,273,577	8,236,600	529,717	1,837,492	636,289
Distribution and service fees:
Class S	3,762	2,264	361	92,565	4,438
Transfer agent fees	233	3,596	180	285	146
Administrative service fees	360,083	905,998	48,556	134,745	58,324
Shareholder reporting expense	46,469	113,801	2,171	17,870	14,085
Professional fees	52,522	110,191	3,612	18,403	10,736
Custody and accounting expense	93,329	185,750	14,355	34,390	12,180
Director fees	49,401	113,283	6,176	22,830	6,107
Miscellaneous expense	39,072	100,708	5,969	18,988	7,950
Total expenses	3,918,448	9,772,191	611,097	2,177,568	750,255
Net investment income	14,484,268	17,851,766	155,289	1,634,415	1,664,860
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES AND SWAPS:
Net realized gain (loss) on:
Investments	37,809,615	140,043,464	4,897,562	31,732,089	6,756,631
Foreign currency related transactions	3,265	—	—	12,032	—
Futures and swaps	1,151,065	(3,043,147)	(39,627)	—	—
Net realized gain on investments, foreign currency related transactions, futures and swaps	38,963,945	137,000,317	4,857,935	31,744,121	6,756,631
Net change in unrealized appreciation or depreciation on:
Investments	(37,819,228)	(151,150,770)	(7,517,729)	(36,506,341)	(10,886,141)
Foreign currency related transactions	(114)	(10,317)	—	8,675	—
Futures and swaps	(31,471)	(1,405,158)	(71,572)	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and swaps	(37,850,813)	(152,566,245)	(7,589,301)	(36,497,666)	(10,886,141)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures and swaps	1,113,132	(15,565,928)	(2,731,366)	(4,753,545)	(4,129,510)
Increase (decrease) in net assets resulting from operations	$15,597,400	$2,285,838	$(2,576,077)	$(3,119,130)	$(2,464,650)

*Foreign taxes	$1,298	$340,300	$14,261	$69,693	$11,640

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	VP Intermediate	VP Money	VP Global Science	VP International
	Bond	Market	and Technology	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$203,013	$—	$182,994	$972,153
Interest	32,148,420	15,017,247	5,973	81,330
Securities lending income	527,513	3,103	13,848	—
Other	48,318	—	—	—
Total investment income	32,927,264	15,020,350	202,815	1,053,483
EXPENSES:
Investment management fees	2,900,964	1,353,477	356,311	229,590
Distribution and service fees:
Class S	456,169	—	—	334
Transfer agent fees	2,481	481	58	118
Administrative service fees	398,870	297,756	20,628	14,855
Shareholder reporting expense	26,340	198,534	6,719	1,719
Professional fees	45,019	36,444	1,028	2,889
Custody and accounting expense	68,462	9,875	7,855	12,998
Director fees	45,120	18,400	2,444	1,086
Miscellaneous expense	37,726	30,012	3,371	2,154
Total expenses	3,981,151	1,944,979	398,414	265,743
Net recouped fees	—	—	—	40,500
Net expenses	3,981,151	1,944,979	398,414	306,243
Net investment income (loss)	28,946,113	13,075,371	(195,599)	747,240
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES AND SWAPS:
Net realized gain (loss) on:
Investments	9,873,210	8,164	(2,769,205)	3,245,275
Foreign currency related transactions	10,882	—	(23,123)	39,562
Futures and swaps	2,739,329	—	—	24,901
Net realized gain (loss) on investments, foreign currency related transactions, futures and swaps	12,623,421	8,164	(2,792,328)	3,309,738
Net change in unrealized appreciation or depreciation on:
Investments	(744,530)	30,812	(1,183,081)	(4,715,357)
Foreign currency related transactions	(446)	—	(10,196)	(9,807)
Futures and swaps	(226,444)	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and swaps	(971,420)	30,812	(1,193,277)	(4,725,164)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures and swaps	11,652,001	38,976	(3,985,605)	(1,415,426)
Increase (decrease) in net assets resulting from operations	$40,598,114	$13,114,347	$(4,181,204)	$(668,186)

*Foreign taxes	$—	$—	$15,300	$119,551

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING VP Growth and
	ING VP Balanced Portfolio		Income Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$14,484,268	$29,739,087	$17,851,766	$50,522,560
Net realized gain on investments, foreign currency related transactions, futures and swaps	38,963,945	114,097,263	137,000,317	447,317,782
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and swap	(37,850,813)	(24,069,800)	(152,566,245)	(216,790,994)
Net increase in net assets resulting from operations	15,597,400	119,766,550	2,285,838	281,049,348
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(28,402,664)	—	(84,513,202)
Class S	—	(45,416)	—	(36,994)
Total distributions	—	(28,448,080)	—	(84,550,196)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,300,477	72,475,813	1,481,768	61,659,142
Dividends reinvested	—	28,448,080	—	84,494,957
	10,300,477	100,923,893	1,481,768	146,154,099
Cost of shares redeemed	(87,137,570)	(207,015,009)	(343,736,011)	(606,618,345)
Net decrease in net assets resulting from capital share transactions	(76,837,093)	(106,091,116)	(342,254,243)	(460,464,246)
Net decrease in net assets	(61,239,693)	(14,772,646)	(339,968,405)	(263,965,094)
NET ASSETS:
Beginning of period	1,360,970,151	1,375,742,797	3,533,199,115	3,797,164,209
End of period	$1,299,730,458	$1,360,970,151	$3,193,230,710	$3,533,199,115
Undistributed net investment income (distributions in excess of net investment income) at end of period	$45,107,048	$30,622,780	$17,846,911	$(4,855)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Growth Portfolio		ING VP Small Company Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$155,289	$1,271,506	$1,634,415	$1,040,282
Net realized gain on investments and foreign currency related transactions	4,857,935	14,574,755	31,744,121	51,270,584
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(7,589,301)	(3,535,888)	(36,497,666)	17,092,665
Net increase (decrease) in net assets resulting from operations	(2,576,077)	12,310,373	(3,119,130)	69,403,531
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(268,051)	—	(1,319,890)
Class S	—	—	—	(32,250)
Total distributions	—	(268,051)	—	(1,352,140)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	682,851	5,337,872	57,674,963	128,623,947
Dividends reinvested	—	268,051	—	1,352,140
	682,851	5,605,923	57,674,963	129,976,087
Cost of shares redeemed	(20,264,038)	(48,634,103)	(137,168,988)	(129,864,806)
Net increase (decrease) in net assets resulting from capital share transactions	(19,581,187)	(43,028,180)	(79,494,025)	111,281
Net increase (decrease) in net assets	(22,157,264)	(30,985,858)	(82,613,155)	68,162,672
NET ASSETS:
Beginning of period	193,636,486	224,622,344	533,231,266	465,068,594
End of period	$171,479,222	$193,636,486	$450,618,111	$533,231,266
Undistributed net investment income at end of period	$1,421,436	$1,266,147	$2,438,141	$818,766

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Value		ING VP Intermediate
	Opportunity Portfolio		Bond Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$1,664,860	$3,871,948	$28,946,113	$47,873,508
Net realized gain on investments, foreign currency related transactions, futures and swaps	6,756,631	494,455	12,623,421	26,705,050
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and swaps	(10,886,141)	17,597,293	(971,420)	(14,331,669)
Net increase (decrease) in net assets resulting from operations	(2,464,650)	21,963,696	40,598,114	60,246,889
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(2,050,084)	—	(87,943,133)
Class S	—	(22,234)	—	(15,582,872)
Net realized gains:
Class I	—	—	—	(44,509,550)
Class S	—	—	—	(7,324,711)
Total distributions	—	(2,072,318)	—	(155,360,266)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,726,888	13,547,407	220,104,217	399,481,829
Dividends reinvested	—	2,072,318	—	155,282,029
	3,726,888	15,619,725	220,104,217	554,763,858
Cost of shares redeemed	(20,213,723)	(71,840,954)	(86,861,194)	(263,169,907)
Net increase (decrease) in net assets resulting from capital share transactions	(16,486,835)	(56,221,229)	133,243,023	291,593,951
Net increase (decrease) in net assets	(18,951,485)	(36,329,851)	173,841,137	196,480,574
NET ASSETS:
Beginning of period	223,394,294	259,724,145	1,394,284,029	1,197,803,455
End of period	$204,442,809	$223,394,294	$1,568,125,166	$1,394,284,029
Undistributed net investment income at end of period	$5,533,047	$3,868,187	$29,223,905	$277,792

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING VP Global Science and
	ING VP Money Market Portfolio		Technology Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$13,075,371	$12,793,575	$(195,599)	$(594,321)
Net realized gain (loss) on investments and foreign currency related transactions	8,164	(244,520)	(2,792,328)	7,901,963
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	30,812	(473,680)	(1,193,277)	(9,818,607)
Net increase (decrease) in net assets resulting from operations	13,114,347	12,075,375	(4,181,204)	(2,510,965)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(12,797,898)	(12,932,164)	—	—
Total distributions	(12,797,898)	(12,932,164)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	123,168,806	327,235,099	6,075,052	22,118,107
Dividends reinvested	12,797,898	12,932,164	—	—
	135,966,704	340,167,263	6,075,052	22,118,107
Cost of shares redeemed	(147,449,857)	(475,422,886)	(14,667,454)	(31,058,339)
Net decrease in net assets resulting from capital share transactions	(11,483,153)	(135,255,623)	(8,592,402)	(8,940,232)
Net decrease in net assets	(11,166,704)	(136,112,412)	(12,773,606)	(11,451,197)
NET ASSETS:
Beginning of period	1,101,471,214	1,237,583,626	86,291,281	97,742,478
End of period	$1,090,304,510	$1,101,471,214	$73,517,675	$86,291,281
Undistributed net investment income (accumulated net investment loss) at end of period	$13,066,004	$12,788,531	$(195,599)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP International
	Equity Portfolio
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
FROM OPERATIONS:
Net investment income	$747,240	$450,758
Net realized gain on investments and foreign currency related transactions	3,309,738	5,357,182
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,725,164)	1,700,251
Net increase (decrease) in net assets resulting from operations	(668,186)	7,508,191
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(546,129)
Class S	—	(2,180)
Total distributions	—	(548,309)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,082,302	19,056,891
Dividends reinvested	—	548,309
	11,082,302	19,605,200
Cost of shares redeemed	(9,984,433)	(14,528,943)
Net increase in net assets resulting from capital share transactions	1,097,869	5,076,257
Net increase in net assets	429,683	12,036,139
NET ASSETS:
Beginning of period	52,769,848	40,733,709
End of period	$53,199,531	$52,769,848
Undistributed net investment income at end of period	$1,285,634	$538,394

See Accompanying Notes to Financial Statements

ING VP BALANCED PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$13.40	12.50	10.73	12.09	13.40	15.57
Income (loss) from investment operations:
Net investment income	$0.15 *	0.29	0.25	0.25	0.31	0.43
Net realized and unrealized gain (loss) on investments	$0.01	0.87	1.76	(1.49)	(0.87)	(0.49)
Total from investment operations	$0.16	1.16	2.01	(1.24)	(0.56)	(0.06)
Less distributions from:
Net investment income	$—	0.26	0.24	0.12	0.28	0.46
Net realized gains on investments	$—	—	—	—	0.47	1.65
Total distributions	$—	0.26	0.24	0.12	0.75	2.11
Net asset value, end of period	$13.56	13.40	12.50	10.73	12.09	13.40
Total Return(1)%	1.19	9.42	18.87	(10.31)	(4.21)	(0.56)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,297	1,358	1,375	1,223	1,591	1,777
Ratios to average net assets:
Expenses(2)%	0.60	0.59	0.60	0.60	0.59	0.59
Net investment income(2)%	2.21	2.15	2.04	2.00	2.46	2.72
Portfolio turnover rate	% 142	272	333	345	167	182

		Class S
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	May 29, 2003(3) to December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.35	12.49	11.53
Income from investment operations:
Net investment income	$0.13	0.22	0.34
Net realized and unrealized gain on investments	$0.02	0.89	0.85
Total from investment operations	$0.15	1.11	1.19
Less distributions from:
Net investment income	$—	0.25	0.23
Total distributions	$—	0.25	0.23
Net asset value, end of period	$13.50	13.35	12.49
Total Return(1)%	1.12	9.06	10.51

Ratios and Supplemental Data:
Net assets, end of period (millions)	$3	3	1
Ratios to average net assets:
Expenses(2)%	0.85	0.84	0.83
Net investment income(2)%	1.97	1.98	3.06
Portfolio turnover rate %	142	272	333

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.
*	Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP GROWTH AND INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$19.35	18.28	14.50	19.54	24.12	30.69
Income (loss) from investment operations:
Net investment income	$0.11	0.28	0.16	0.16	0.14	0.17
Net realized and unrealized gain (loss) on investments	$(0.07)	1.24	3.62	(5.04)	(4.58)	(3.46)
Total from investment operations	$0.04	1.52	3.78	(4.88)	(4.44)	(3.29)
Less distributions from:
Net investment income	$—	0.45	—	0.16	0.14	0.16
Net realized gains on investments	$—	—	—	3.12
Total distributions	$—	0.45	—	0.16	0.14	3.28
Net asset value, end of period	$19.39	19.35	18.28	14.50	19.54	24.12
Total Return(1)%	0.21	8.39	26.07	(24.99)	(18.40)	(10.97)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$3,191	3,531	3,795	3,525	5,639	7,797
Ratios to average net assets:
Expenses(2)%	0.59	0.58	0.60	0.59	0.59	0.58
Net investment income(2)%	1.08	1.41	0.95	0.83	0.62	0.55
Portfolio turnover rate	% 37	139	150	246	185	149

Class S
Six Months Ended		Year Ended	June 11, 2003(3) to
June 30,		December 31,	December 31,
2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$19.34	18.26	16.32
Income (loss) from investment operations:
Net investment income (loss)	$0.08	0.21	0.04
Net realized and unrealized gain on investments	$(0.06)	1.26	1.90
Total from investment operations	$0.02	1.47	1.94
Less distributions from:
Net investment income	$—	0.39	—
Total distributions	$—	0.39	—
Net asset value, end of period	$19.36	19.34	18.26
Total Return(1)%	0.10	8.10	11.89

Ratios and Supplemental Data:
Net assets, end of period (millions)	$2	2	2
Ratios to average net assets:
Expenses(2)%	0.84	0.83	0.84
Net investment income(2)%	0.83	1.18	0.57
Portfolio turnover rate %	37	139	150

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.

See Accompanying Notes to Financial Statements.

ING VP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$9.56	8.93	6.85	9.64	14.99	17.32
Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.06	0.01	(0.01)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	$(0.13)	0.58	2.07	(2.78)	(3.87)	(2.02)
Total from investment operations	$(0.11)	0.64	2.08	(2.79)	(3.88)	(2.01)
Less distributions from:
Net investment income	$—	0.01	—	—	0.01	0.01
Net realized gains on investments	$—	—	—	—	1.46	0.31
Total distributions	$—	0.01	—	—	1.47	0.32
Net asset value, end of period	$9.45	9.56	8.93	6.85	9.64	14.99
Total Return(1)%	(1.15)	7.19	30.36	(28.94)	(27.06)	(11.95)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$171,169	193,280	224,330	181,029	305,624	460,578
Ratios to average net assets:
Expenses(2)%	0.70	0.69	0.71	0.72	0.70	0.70
Net investment income (loss)(2)%	0.18	0.61	0.13	(0.06)	(0.08)	0.06
Portfolio turnover rate	% 74	123	162	241	216	179

	Class S
	Six Months Ended				November 1, 2001(3) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.50	8.88	6.83	9.63	8.96
Income (loss) from investment operations:
Net investment income (loss)	$(0.00)*	0.04	0.00 *	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.12)	0.58	2.05	(2.79)	0.67
Total from investment operations	$(0.12)	0.62	2.05	(2.80)	0.67
Net asset value, end of period	$9.38	9.50	8.88	6.83	9.63
Total Return(1)%	(1.26)	6.98	30.01	(29.08)	7.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$310	356	292	53	11
Ratios to average net assets:
Expenses(2)%	0.95	0.94	0.96	0.97	0.94
Net investment income (loss)(2)%	(0.07)	0.44	(0.10)	(0.31)	(0.32)
Portfolio turnover rate %	74	123	162	241	216

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.
*	Amount is less than $0.01 or $(0.01) per share.

See Accompanying Notes to Financial Statements.

ING VP SMALL COMPANY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$19.94	17.48	12.75	16.68	16.65	16.52
Income (loss) from investment operations:
Net investment income	$0.08	0.04	0.06	0.05	0.06	0.11
Net realized and unrealized gain (loss) on investments	$0.10	2.47	4.71	(3.91)	0.58	1.09
Total from investment operations	$0.18	2.51	4.77	(3.86)	0.64	1.20
Less distributions from:
Net investment income	$—	0.05	0.04	0.07	0.10	0.02
Net realized gains on investments	$—	—	—	—	0.51	1.05
Total distributions	$—	0.05	0.04	0.07	0.61	1.07
Net asset value, end of period	$20.12	19.94	17.48	12.75	16.68	16.65
Total Return(1)%	0.90	14.39	37.47	(23.23)	4.00	6.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$404,469	461,014	464,228	288,890	341,332	273,617
Ratios to average net assets:
Expenses(2)%	0.85	0.84	0.85	0.87	0.86	0.87
Net investment income(2)%	0.70	0.21	0.47	0.39	0.50	0.80
Portfolio turnover rate	% 36	93	178	371	240	330

	Class S
	Six Months Ended						November 1, 2001(3) to
	June 30,		Year Ended December 31,				December 31,
	2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$19.90		17.49		12.72	16.68	14.90
Income (loss) from investment operations:
Net investment income (loss)	$0.05	**	0.03	**	0.01	(0.04)	0.00 *
Net realized and unrealized gain (loss) on investments	$0.11		2.43		4.79	(3.86)	1.78
Total from investment operations	$0.16		2.46		4.80	(3.90)	1.78
Less distribution from:
Net investment income	$—		0.05		0.03	0.06	—
Total distribution	$—		0.05		0.03	0.06	—
Net asset value, end of period	$20.06		19.90		17.49	12.72	16.68
Total Return(1)%	0.80		14.09		37.76	(23.45)	11.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$46,149		72,225		840	184	11
Ratios to average net assets:
Expenses(2)%	1.10		1.09		1.10	1.12	1.10
Net investment income(2)%	0.49		0.19		0.22	0.14	0.29
Portfolio turnover rate %	36		93		178	371	240

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.
*	Amount is less than $0.01 per share.
**	Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP VALUE OPPORTUNITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$13.19	12.08	9.77	13.25	15.34	16.42
Income (loss) from investment operations:
Net investment income	$0.10 *	0.24	0.10	0.04	0.03	0.07
Net realized and unrealized gain (loss) on investments	$(0.24)	0.98	2.29	(3.47)	(1.43)	1.49
Total from investment operations	$(0.14)	1.22	2.39	(3.43)	(1.40)	1.56
Less distributions from:
Net investment income	$—	0.11	0.08	0.05	0.05	0.03
Net realized gains on investments	$—	—	—	—	0.64	2.61
Total distributions	$—	0.11	0.08	0.05	0.69	2.64
Net asset value, end of period	$13.05	13.19	12.08	9.77	13.25	15.34
Total Return(1)%	(1.06)	10.15	24.59	(25.96)	(9.62)	10.19

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$200,988	219,889	257,448	211,470	219,287	116,029
Ratios to average net assets:
Expenses(2)%	0.70	0.69	0.70	0.72	0.71	0.75
Net investment income(2)%	1.57	1.61	0.91	0.51	0.54	0.58
Portfolio turnover rate	% 46	16	251	304	185	171

	Class S
	Six Months Ended				July 16, 2001(3) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.12	12.03	9.75	13.24	14.58
Income (loss) from investment operations:
Net investment income	$0.09	0.13	0.04	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$(0.24)	1.05	2.31	(3.46)	(1.34)
Total from investment operations	$(0.15)	1.18	2.35	(3.45)	(1.34)
Less distributions from:
Net investment income	$—	0.09	0.07	0.04	—
Total distributions	$—	0.09	0.07	0.04	—
Net asset value, end of period	$12.97	13.12	12.03	9.75	13.24
Total Return(1)%	(1.14)	9.88	24.21	(26.12)	(9.19)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,455	3,505	2,277	1,092	307
Ratios to average net assets:
Expenses(2)%	0.95	0.94	0.95	0.97	0.96
Net investment income(2)%	1.33	1.36	0.64	0.26	0.29
Portfolio turnover rate %	46	16	251	304	185

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.
*	Per share data calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements.

ING VP INTERMEDIATE BOND PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$13.14	14.15	13.53	12.95	12.61	12.17
Income from investment operations:
Net investment income	$0.27	0.53	0.56	0.45	0.59	0.79
Net realized and unrealized gain on investments	$0.10	0.13	0.29	0.63	0.51	0.37
Total from investment operations	$0.37	0.66	0.85	1.08	1.10	1.16
Less distributions from:
Net investment income	$—	1.11	0.11	0.43	0.65	0.72
Net realized gains on investments	$—	0.56	0.12	0.07	0.11
Total distributions	$—	1.67	0.23	0.50	0.76	0.72
Net asset value, end of period	$13.51	13.14	14.15	13.53	12.95	12.61
Total Return(1)%	2.82	4.88	6.30	8.33	8.75	9.64

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,119	1,093	1,126	1,206	1,024	711
Ratios to average net assets:
Expenses(2)%	0.49	0.48	0.50	0.49	0.50	0.50
Net investment income(2)%	4.05	3.79	3.77	3.50	5.06	6.29
Portfolio turnover rate	% 241	407	521	565	219	334

	Class S
	Six Months Ended				May 3, 2002(3) to
	June 30,		Year Ended December 31,		December 31,
	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.09		14.13	13.53	13.05
Income (loss) from investment operations:
Net investment income	$0.25	*	0.40	0.49	0.16
Net realized and unrealized gain on investments	$0.10		0.22	0.32	0.81
Total from investment operations	$0.35		0.62	0.81	0.97
Less distributions from:
Net investment income	$—		1.10	0.09	0.42
Net realized gains on investments	$—		0.56	0.12	0.07
Total distributions	$—		1.66	0.21	0.49
Net asset value, end of period	$13.44		13.09	14.13	13.53
Total Return(1)%	2.67		4.58	6.04	7.45

Ratios and Supplemental Data:
Net assets, end of period (millions)	$449		301	71	50
Ratios to average net assets:
Expenses(2)%	0.74		0.73	0.75	0.74
Net investment income(2)%	3.81		3.52	3.52	3.25
Portfolio turnover rate %	241		407	521	565

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Commencement of operations.
*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP MONEY MARKET PORTFOLIO	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.94	12.94	13.03	13.33	13.61	13.42
Income (loss) from investment operations:
Net investment income	$0.16	0.15	0.08	0.21	0.50	0.83
Net realized and unrealized gain (loss) on investments	$(0.01)	(0.01)	0.03	—	0.01	(0.02)
Total from investment operations	$0.15	0.14	0.11	0.21	0.51	0.81
Less distributions from:
Net investment income	$0.15	0.14	0.20	0.51	0.79	0.62
Total distributions	$0.15	0.14	0.20	0.51	0.79	0.62
Net asset value, end of period	$12.94	12.94	12.94	13.03	13.33	13.61
Total Return(1)%	1.19	1.06	0.92	1.66	3.94	6.38

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,090	1,101	1,238	1,552	1,519	1,196
Ratios to average net assets:
Expenses(2)%	0.36	0.34	0.35	0.34	0.34	0.34
Net investment income(2)%	2.42	1.11	0.91	1.63	4.07	6.20

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended					May 1, 2000(1) to
	June 30,	Year Ended December 31,				December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$3.82	3.87	2.66	4.53	5.88	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)	(0.02)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.15)	(0.02)	1.23	(1.84)	(1.33)	(4.10)
Total from investment operations	$(0.16)	(0.05)	1.21	(1.87)	(1.35)	(4.12)
Net asset value, end of period	$3.66	3.82	3.87	2.66	4.53	5.88
Total Return(2)%	(4.19)	(1.29)	45.49	(41.28)	(22.96)	(41.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$73,518	86,291	97,742	45,559	62,878	44,621
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.06	1.05	1.11	1.11	1.11	1.15
Gross expenses prior to expense reimbursement/recoupment(3)%	1.06	1.05	1.10	1.12	1.11	1.20
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.52)	(0.67)	(0.88)	(0.89)	(0.49)	(0.61)
Portfolio turnover rate %	63	163	15	61	129	150

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

See Accompanying Notes to Financial Statements.

ING VP INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$8.74	7.55	5.78	7.90	10.40	15.92
Income (loss) from investment operations:
Net investment income (loss)	$0.12	0.07	0.06	0.03	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.23)	1.21	1.78	(2.13)	(2.51)	(3.17)
Total from investment operations	$(0.11)	1.28	1.84	(2.10)	(2.49)	(3.19)
Less distributions from:
Net investment income	$—	0.09	0.07	0.02	0.01	0.01
Net realized gains on investments	$—	—	—	—	—	2.32
Total distributions	$—	0.09	0.07	0.02	0.01	2.33
Net asset value, end of period	$8.63	8.74	7.55	5.78	7.90	10.40
Total Return(1)%	(1.26)	17.17	32.05	(26.68)	(23.88)	(20.33)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$52,918	52,505	40,537	28,917	48,652	52,210
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(2)(3)%	1.15	1.15	1.15	1.15	1.15	1.15
Gross expenses prior to expense reimbursement/recoupment(2)(3)%	1.00	0.95	1.38	1.46	1.26	1.34
Net investment income (loss) after expense reimbursement/recoupment(2)(3)%	2.77	1.00	1.04	0.40	0.23	(0.18)
Portfolio turnover rate %	51	137	85	266	229	212

	Class S
	Six Months Ended				November 1, 2001(4) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.70	7.53	5.78	7.90	7.38
Income (loss) from investment operations:
Net investment income (loss)	$0.10	0.05	(0.01)	0.01	—
Net realized and unrealized gain (loss) on investments	$(0.22)	1.21	1.82	(2.13)	0.52
Total from investment operations	$(0.12)	1.26	1.81	(2.12)	0.52
Less distributions from:
Net investment income	$—	0.09	0.06	—	—
Total distributions	$—	0.09	0.06	—	—
Net asset value, end of period	$8.58	8.70	7.53	5.78	7.90
Total Return(1)%	(1.38)	16.87	31.62	(26.84)	7.05

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$281	265	197	8	11
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(2)(3)%	1.40	1.40	1.40	1.40	1.39
Gross expenses prior to expense reimbursement/recoupment(3)%	1.25	1.20	1.63	1.71	1.49
Net investment income after expense reimbursement/recoupment(2)(3)%	2.49	0.68	0.79	0.15	0.01
Portfolio turnover rate %	51	137	85	266	229

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(3)	Annualized for periods less than one year.
(4)	Commencement of operations.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING VP Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING VP Intermediate Bond Portfolio and ING VP Money Market Portfolio, all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

ING VP Balanced Portfolio, Inc. (“Balanced”) is a company incorporated under the laws of Maryland on December 14, 1988. ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Growth and Income Portfolio (“Growth and Income”). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eight separate portfolios. The five portfolios that are in this report are: ING VP Growth Portfolio (“Growth”), ING VP Small Company Portfolio (“Small Company”), ING VP Value Opportunity Portfolio (“Value Opportunity”), ING VP Global Science and Technology Portfolio (“Global Science and Technology”) and ING VP International Equity Portfolio (“International”). ING VP Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Intermediate Bond Portfolio (“Intermediate Bond”). ING VP Money Market Portfolio is a business trust under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Money Market Portfolio (“Money Market”).

The following is a brief description of each Portfolio’s investment objective:

•

Balanced seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents;

•	Growth and Income seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock;

•	Growth seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock;

•	Small Company seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations;

•	Value Opportunity seeks growth of capital primarily through investment in a diversified portfolio of common stocks;

•	Intermediate Bond seeks to maximize total return consistent with reasonable risk by investing in a diversified portfolio consisting primarily of debt securities;

•	Money Market seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments;

•	Global Science and Technology seeks long-term capital appreciation by investment primarily in equity securities issued by science and technology companies; and

•	International seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States.

Each Portfolio offers Class I and Class S shares. The two classes differ principally in applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees.

ING Investments, LLC (“ING Investments” or the “Investment Manager”), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to each Portfolio, with the exception of the Global Science and Technology. ING Funds Distributor, LLC (the “Distributor”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.      Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s net asset value (“NAV”) is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.       Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.       Foreign Currency Translation. The books and records of the portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.      Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.       Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Growth, Small Company, Value Opportunity, Money Market and Global Science and Technology Portfolios declare and pay dividends annually. Growth and Income and Intermediate Bond Portfolios declare and pay dividends semi-annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting principles generally accepted in the United States of America for investment companies.

F.       Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to requlated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.       Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.      Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.         Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.        Illiquid and Restricted Securities. The Portfolios may not invest more than 15% (10% for Money Market) of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.      Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

L.       Mortgage Dollar Roll Transactions. In connection with a portfolio’s ability to purchase or sell securities on a when-issued basis, Balanced, Growth and Income, Intermediate Bond and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Money Market Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

M.     Options Contracts. Each Portfolio, with the exception of Money Market, may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.      Swap Contracts. Each Portfolio, with the exception of Money Market, may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Balanced	$964,112,760	$1,035,812,157
Growth and Income	1,185,905,083	1,592,278,718
Growth	131,254,303	149,644,948
Small Company	166,214,402	239,084,307
Value Opportunity	93,984,216	108,393,739
Intermediate Bond	722,450,946	743,889,492
Global Science and Technology	47,081,491	55,993,673
International	30,431,192	26,895,772

U.S. Government securities not included above were as follows:

	Purchases	Sales
Balanced	$933,382,825	$906,368,073
Intermediate Bond	3,289,085,042	3,078,367,032

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into Investment Management Agreements with the Investment Manager. The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.50%
Growth and Income	0.50% on first $10 billion;
0.45% on next $5 billion; and
0.425% over $15 billion
Growth	0.60%
Small Company	0.75%
Value Opportunity	0.60%
Intermediate Bond	0.40%
Money Market	0.25%
Global Science and Technology	0.95%
International	0.85%

The Investment Manager entered into Sub-Advisory Agreements with ING IM. ING IM acts as Sub-Adviser to all Portfolios except for Global Science and Technology. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Portfolios’ assets in accordance

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

with the Portfolios’ investment objectives, policies, and limitations.

BlackRock Advisors, Inc., (“BlackRock”), a Delaware Corporation, serves as Sub-Adviser to Global Science and Technology pursuant to a Sub-Advisory Agreement effective April 1, 2004 between the Investment Manager and BlackRock through December 31, 2005. From January 1, 2004 to March 31, 2004, Global Science and Technology was sub-advised by BlackRock under an interim Sub-Advisory Agreement.

Pursuant to Administration Agreements, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2005, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
	Management	Adminitrative	Distribution
	Fees	Fees	Fees	Recoupment	Total
Balanced	$ 538,977	$ 59,286	$ 608	$ —	$ 598,871
Growth and Income	1,332,467	146,567	378	—	1,479,412
Growth	85,958	7,879	62	—	93,899
Small Company	276,895	20,305	9,187	—	306,387
Value Opportunity	102,139	9,363	715	—	112,217
Intermediate Bond	510,072	70,133	89,472	—	669,677
Money Market	224,706	49,434	—	—	274,140
Global Science and Technology	58,080	3,362	—	—	61,442
International	37,650	2,436	58	9,501	49,645

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written Expense Limitation Agreements with each of the following Portfolios whereby the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
Growth	0.80%	1.05%
Small Company	0.95%	1.20%
Value Opportunity	0.80%	1.05%
Global Science and Technology	1.15%	1.40%
International	1.15%	1.40%

The Investment Manager may at a later date recoup from a Portfolio management fees waived and other expenses assured by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2005, the amounts of waived and reimbursed fees that are subject to possible

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,
	2006	2007	2008	Total
International	$10,452	$27,287	$ —	$37,739

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2005:

			Approximate
		Approximate	Weighted
		Average Daily	Average
	Days	Balance for	Interest Rate
	Utilized	Days Utilized	for Days Utilized
Balanced	2	$ 2,065,000	3.17%
Growth	1	680,000	2.76
Intermediate Bond	2	600,000	3.41
International	5	1,738,000	8.23
Value Opportunity	2	1,760,000	3.47

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Balanced (Number of Shares)
Shares sold	753,605	5,541,276	18,545	161,044
Dividends reinvested	—	2,277,679	—	3,651
Shares redeemed	(6,500,384)	(16,373,623)	(31,131)	(29,578)
Net increase (decrease) in shares outstanding	(5,746,779)	(8,554,668)	(12,586)	135,117

Balanced ($)
Shares sold	$10,053,117	$70,448,531	$247,360	$2,027,282
Dividends reinvested	—	28,402,664	—	45,416
Shares redeemed	(86,726,503)	(206,636,262)	(411,067)	(378,747)
Net increase (decrease)	$(76,673,386)	$(107,785,067)	$(163,707)	$1,693,951

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Growth and Income (Number of Shares)
Shares sold	65,636	3,269,845	10,212	20,905
Dividends reinvested	—	4,494,881	—	1,972
Shares redeemed	(17,984,501)	(32,855,572)	(7,454)	(25,390)
Net increase (decrease) in shares outstanding	(17,918,865)	(25,090,846)	2,758	(2,513)

Growth and Income ($)
Shares sold	$1,284,073	$61,270,078	$197,695	$389,064
Dividends reinvested	—	84,457,963	—	36,994
Shares redeemed	(343,594,012)	(606,157,122)	(141,999)	(461,223)
Net increase (decrease)	$(342,309,939)	$(460,429,081)	$55,696	$(35,165)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Growth (Number of Shares)
Shares sold	71,285	585,684	1,852	6,466
Dividends reinvested	—	29,983	—	—
Shares redeemed	(2,175,814)	(5,512,414)	(6,299)	(1,856)
Net increase (decrease) in shares outstanding	(2,104,529)	(4,896,747)	(4,447)	4,610

Growth ($)
Shares sold	$665,177	$5,279,704	$17,674	$58,168
Dividends reinvested	—	268,051	—	—
Shares redeemed	(20,205,588)	(48,617,581)	(58,450)	(16,522)
Net increase (decrease)	$(19,540,411)	$(43,069,826)	$(40,776)	$41,646

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Small Company (Number of Shares)
Shares sold	204,845	2,256,129	2,787,524	5,026,850
Dividends reinvested	—	74,193	—	1,814
Shares redeemed	(3,229,337)	(5,763,081)	(4,116,402)	(1,447,699)
Net increase (decrease) in shares outstanding	(3,024,492)	(3,432,759)	(1,328,878)	3,580,965

Small Company ($)
Shares sold	$3,962,123	$40,720,939	$53,712,840	$87,903,008
Dividends reinvested	—	1,319,890	—	32,250
Shares redeemed	(62,347,831)	(103,038,487)	(74,821,157)	(26,826,319)
Net increase (decrease)	$(58,385,708)	$(60,997,658)	$(21,108,317)	$61,108,939

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Value Opportunity (Number of Shares)
Shares sold	251,202	970,091	35,931	127,023
Dividends reinvested	—	168,177	—	1,831
Shares redeemed	(1,522,753)	(5,784,691)	(36,608)	(51,003)
Net increase (decrease) in shares outstanding	(1,271,551)	(4,646,423)	(677)	77,851

Value Opportunity ($)
Shares sold	$3,255,583	$11,987,060	$471,305	$1,560,347
Dividends reinvested	—	2,050,084	—	22,234
Shares redeemed	(19,745,747)	(71,212,120)	(467,976)	(628,834)
Net increase (decrease)	$(16,490,164)	$(57,174,976)	$3,329	$953,747

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Intermediate Bond (Number of Shares)
Shares sold	3,586,362	10,565,378	13,045,996	18,424,679
Dividends reinvested	—	9,919,704	—	1,734,423
Shares redeemed	(3,890,970)	(16,940,447)	(2,673,847)	(2,197,934)
Net increase (decrease) in shares outstanding	(304,608)	3,544,635	10,372,149	17,961,168

Intermediate Bond ($)
Shares sold	$47,579,904	$147,968,344	$172,524,313	$251,513,485
Dividends reinvested	—	132,374,446	—	22,907,583
Shares redeemed	(51,495,191)	(233,418,138)	(35,366,003)	(29,751,769)
Net increase (decrease)	$(3,915,287)	$46,924,652	$137,158,310	$244,669,299

	Class I Shares
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
Money Market (Number of Shares)
Shares sold	9,560,282	25,412,249
Dividends reinvested	999,103	1,009,615
Shares redeemed	(11,444,501)	(36,946,032)
Net decrease in shares outstanding	(885,116)	(10,524,168)

Money Market ($)
Shares sold	$123,168,806	$327,235,099
Dividends reinvested	12,797,898	12,932,164
Shares redeemed	(147,449,857)	(475,422,886)
Net decrease	$(11,483,153)	$(135,255,623)

	Class I Shares
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
Global Science and Technology (Number of Shares)
Shares sold	1,696,082	5,874,957
Shares redeemed	(4,149,870)	(8,566,152)
Net decrease in shares outstanding	(2,453,788)	(2,691,195)

Global Science and Technology ($)
Shares sold	$6,075,052	$22,118,107
Shares redeemed	(14,667,454)	(31,058,339)
Net decrease	$(8,592,402)	$(8,940,232)

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
International (Number of Shares)
Shares sold	1,217,808	2,386,273	53,767	53,937
Dividends reinvested	—	70,834	—	284
Shares redeemed	(1,098,852)	(1,816,473)	(51,488)	(49,868)
Net increase in shares outstanding	118,956	640,634	2,279	4,353

International ($)
Shares sold	$10,619,415	$18,639,301	$462,887	$417,590
Dividends reinvested	—	546,129	—	2,180
Shares redeemed	(9,540,200)	(14,143,468)	(444,233)	(385,475)
Net increase	$1,079,215	$5,041,962	$18,654	$34,295

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Money Market) of the Portfolios’ net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Portfolios’ Board of Directors/Trustees.

			Initial			Percent
		Principal	Acquision			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets
Balanced	Alpine III, 3.800%, due 08/16/14	$418,000	08/16/14	$418,000	$419,124	0.0%
	Alpine III, 4.218%, due 08/16/14	418,000	08/16/14	418,000	418,913	0.0%
	Alpine III, 6.000%, due 08/16/14	222,000	08/16/14	222,000	222,875	0.0%
	Alpine III, 9.268%, due 08/16/14	645,000	08/16/14	645,000	647,572	0.1%
				$1,703,000	$1,708,484	0.1%
Intermediate
Bond	Alpine III, 3.800%, due 08/16/14	948,000	08/16/14	$948,000	$950,549	0.1%
	Alpine III, 4.218%, due 08/16/14	948,000	08/16/14	948,000	950,070	0.1%
	Alpine III, 6.000%, due 08/16/14	502,000	08/16/14	502,000	503,978	0.0%
	Alpine III, 9.268%, due 08/16/14	1,460,000	08/16/14	1,460,000	1,465,821	0.1%
				$3,858,000	$3,870,418	0.3%

Money Market	Money Market Trust Series A, 3.295%, due 07/10/06	31,400,000	05/10/06	$31,400,000	$31,402,229	2.9%
	Goldman Sachs Group, 3.296%, due 07/29/05	11,400,000	02/13/06	11,400,000	11,401,079	1.0%
	Newcastle CDO I Ltd., 3.330%, due 10/24/05	13,900,000	09/24/38	13,900,000	13,900,000	1.3%
				$56,700,000	$56,703,308	5.2%

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2005, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral
Balanced	$ 222,917,256	$ 229,050,863
Growth and Income	528,004,754	540,958,508
Growth	26,735,574	27,569,919
Small Company	112,646,399	116,294,747
Value Opportunity	25,474,665	26,281,689
Intermediate Bond	334,028,379	340,290,708
Global Science and Technology	16,501,216	17,011,035

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months, Ended June 30, 2005	Year Ended December 31, 2004
	Ordinary Income	Ordinary Income	Long-Term Capital Gain
Balanced	$—	$28,448,079	$—
Growth and Income	—	84,550,196	—
Growth	—	268,051	—
Small Company	—	1,352,140	—
Value Opportunity	—	2,072,318	—
Intermediate Bond	—	150,191,405	5,168,861
Money Market	12,797,898	12,932,164	—
International	—	548,309	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Unrealized Appreciation (Depreciation)	Post October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$ 30,617,051	$—	$69,492,918	$—	$(71,674,395)	2010

Growth and Income	—	—	408,871,050	(4,855)	$(223,910,727)	2009
					(2,401,044,421)	2010
					(63,082,574)	2011
					$(2,688,037,722)

Growth	1,253,609	—	20,993,544	—	$(137,330,879)	2009
					(63,207,672)	2010
					$(200,538,551)

Small Company	637,301	6,278,078	97,927,790	—	—

Value Opportunity	3,868,187	—	22,207,958	—	$(39,657,046)	2010

Intermediate Bond	4,128,083	986,159	5,117,529	(37)	—

Money Market	12,788,532	—	(232,026)	—	$(751,862)	2008
					(3,715,968)	2009
					(169)	2011
					(244,520)	2012
					$(4,712,519)
Global Science and Technology	—	—	7,198,758	—	$(33,805,623)	2009
					(15,534,432)	2010
					(4,912,495)	2011
					$(54,252,550)
International	538,930	—	8,088,309	—	$(16,949,751)	2009
					(9,221,611)	2010
					$(26,171,362)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•         ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•         Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•         ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•         In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•         ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•         ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•         The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•         ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•         ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 14 - LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc., received a copy of a complaint (the “Complaint”) filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. Mass Mutual Life Insurance Co., et al.   Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio, and ING VP Bond Portfolio (the “Subject Portfolios”).  The Complaint alleges that Enron Corp. (“Enron”) transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the “Notes”) and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the “Bankruptcy Code”).  The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code.  Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001 and the sale by ING VP Bond Portfolio, Inc. of $24,963,125 of the Notes on or about October 29, 2001 are in dispute.  The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments.

The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense.  The Bankruptcy Court denied the motion on July 1, 2005.  Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005.  In addition, the Subject Portfolios have moved for leave to pursue an immediate appeal of the Bankruptcy Court’s decision to the district court.  The district court has not yet ruled, and there can be no assurance that leave will be granted to pursue the appeal now.   The Bankruptcy Court has set a discovery calendar indicating that discovery is to proceed through 2006.  The Subject Portfolios and their counsel have reviewed the Subject Portfolios’ records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint.  Because only limited discovery has taken place, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss.  Defendants continue to contend there is an affirmative defense for the claims presented.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2005, the following Portfolios declared dividends and distributions with a payable date of July 6, 2005 and a record date of June 30, 2005:

	Per Share Amounts
	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains

Balanced
Class I	$0.3195	$—	$—
Class S	$0.2941	$—	$—

Growth
Class I	$0.0694	$—	$—
Class S	$0.0447	$—	$—

Small Company
Class I	$0.0313	$—	$0.2805
Class S	$0.0051	$—	$0.2805

Value Opportunity
Class I	$0.2484	$—	$—
Class S	$0.2205	$—	$—

Intermediate Bond
Class I	$0.0034	$0.0332	$0.0085
Class S	$—	$0.0332	$0.0085

International
Class I	$0.0881	$—	$—
Class S	$0.0744	$—	$—

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -22.7% of net assets and 17.6% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 59.0%

		Advertising: 0.3%
43,600	L	Omnicom Group, Inc.	$3,481,896
			3,481,896
		Aerospace/Defense: 1.2%
44,250	L	Boeing Co.	2,920,500
6,820	@	DRS Technologies, Inc.	349,730
10,085		Engineered Support Systems, Inc.	361,346
38,500		General Dynamics Corp.	4,217,290
70,650		Lockheed Martin Corp.	4,583,065
9,691	@	Moog, Inc.	305,170
9,430	@,L	Teledyne Technologies, Inc.	307,229
56,000		United Technologies Corp.	2,875,600
			15,919,930
		Agriculture: 1.2%
33,817		Alliance One Intl., Inc.	203,240
105,900	L	Altria Group, Inc.	6,847,494
60,250		Monsanto Co.	3,787,918
30,600	L	Reynolds American, Inc.	2,411,280
43,900		UST, Inc.	2,004,474
			15,254,406
		Airlines: 0.1%
14,275	@,L	Alaska Air Group, Inc.	424,681
16,550		Skywest, Inc.	300,879
			725,560
		Apparel: 0.8%
103,500	@,L	Coach, Inc.	3,474,495
2,467		Haggar Corp.	$50,203
8,355		K-Swiss, Inc.	270,201
45,700	L	Nike, Inc.	3,957,619
9,320	@	Quiksilver, Inc.	148,934
29,800		VF Corp.	1,705,156
13,650		Wolverine World Wide, Inc.	327,737
			9,934,345
		Auto Manufacturers: 0.3%
382,000		Ford Motor Co.	3,911,680
6,747	L	Oshkosh Truck Corp.	528,155
			4,439,835
		Auto Parts and Equipment: 0.1%
18,900	L	BorgWarner, Inc.	1,014,363
49,500	@,L	Goodyear Tire & Rubber Co.	737,550
			1,751,913
		Banks: 2.8%
12,700		Associated Banc-Corp.	427,482
348,200	L	Bank of America Corp.	15,881,401
19,200	L	Bank of Hawaii Corp.	974,400
49,000		Colonial Bancgroup, Inc.	1,080,940
45,000		Comerica, Inc.	2,601,000
16,850		Commerce Bancorp, Inc.	510,724
10,089		Community Bank System, Inc.	246,071
4,440	L	East-West Bancorp, Inc.	149,140
9,325	@@,L	First Bancorp Puerto Rico	374,399
7,560		First Republic Bank	267,095
16,545		Fremont General Corp.	402,540
17,247		Hibernia Corp.	572,255
104,000		U.S. Bancorp	3,036,800
83,450		Wachovia Corp.	4,139,120
89,350		Wells Fargo & Co.	5,502,173
5,170		Whitney Holding Corp.	168,697
			36,334,237
		Beverages: 1.3%
25,348	L	Brown-Forman Corp.	1,532,540
233,750	L	Coca-Cola Co.	9,759,062
100	@	Constellation Brands, Inc.	2,950
37,700		PepsiAmericas, Inc.	967,382
88,750		PepsiCo, Inc.	4,786,288
			17,048,222
		Biotechnology: 0.3%
65,900	@	Amgen, Inc.	3,984,314
12,840	@	Arqule, Inc.	83,203
			4,067,517
		Building Materials: 0.0%
3,055	L	Florida Rock Industries, Inc.	224,084
5,200	L	Martin Marietta Materials, Inc.	359,424
			583,508
		Chemicals: 0.9%
63,300	@,L	Crompton Corp.	895,695
52,800		Dow Chemical Co.	2,351,184
53,700		E.I. du Pont EI de Nemours & Co.	2,309,637
17,939	@	FMC Corp.	1,007,095
8,800		Lubrizol Corp.	369,688
28,787	L	Lyondell Chemical Co.	760,553
45,000		PPG Industries, Inc.	2,824,200

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Chemicals (continued)
33,200		Sherwin-Williams Co.	$1,563,388
13,000	L	Wellman, Inc.	132,470
			12,213,910
		Coal: 0.0%
5,460	L	Massey Energy Co.	205,951
			205,951
		Commercial Services: 1.1%
9,100		Administaff, Inc.	216,216
20,475	@,L	Alliance Data Systems Corp.	830,466
30,700	@,L	Career Education Corp.	1,123,927
7,140		Chemed Corp.	291,883
4,790	@,L	Consolidated Graphics, Inc.	195,288
26,404	@	Education Management Corp.	890,607
33,750	L	Equifax, Inc.	1,205,213
9,100	L	Healthcare Services Group	182,728
7,770	@,L	Heidrick & Struggles Intl., Inc.	202,642
19,345	@,L	Korn/Ferry Intl.	343,374
13,290	@	Labor Ready, Inc.	309,790
9,665		Manpower, Inc.	384,474
76,200	L	McKesson Corp.	3,412,997
444		MoneyGram IntL., Inc.	8,489
90,400		Paychex, Inc.	2,941,615
10,325	@,L	Pharmaceutical Product Development, Inc.	483,830
4,840	L	Pre-Paid Legal Services, Inc.	216,106
53,300	@,L	Quanta Services, Inc.	469,040
5,998		Rollins, Inc.	120,200
3,910	@,L	Vertrue, Inc.	152,334
			13,981,219
		Computers: 3.4%
11,640	L	Agilysys, Inc.	182,748
134,100	@	Apple Computer, Inc.	4,936,221
6,490	@,L	CACI Intl., Inc.	409,908
71,500	@,L	Cadence Design Systems, Inc.	976,690
12,630	@,L	Cognizant Technology Solutions Corp.	595,252
256,750	@	Dell, Inc.	10,144,192
6,500		Diebold, Inc.	293,215
20,500	@	DST Systems, Inc.	959,400
381,500	@	EMC Corp.	5,230,365
153,700		Hewlett-Packard Co.	3,613,487
14,878	L	Imation Corp.	577,118
88,050		International Business Machines Corp.	6,533,309
2,565	@,L	Kronos, Inc.	103,600
8,530	@,L	Micros Systems, Inc.	381,718
7,020		MTS Systems Corp.	235,732
103,200	@,L	Network Appliance, Inc.	2,917,464
16,825	@,L	SanDisk Corp.	399,257
34,595	@	Storage Technology Corp.	1,255,453
870,450	@	Sun Microsystems, Inc.	3,246,779
45,900	@,L	Synopsys, Inc.	765,153
7,940		Talx Corp.	229,545
62,766	@	Western Digital Corp.	842,320
			44,828,926
		Cosmetics/Personal Care: 0.5%
132,800	L	Procter & Gamble Co.	7,005,200
			7,005,200
		Distribution/Wholesale: 0.1%
4,000		Building Material Holding Corp.	$277,160
6,760	L	CDW Corp.	385,928
5,180		Hughes Supply, Inc.	145,558
4,250	L	SCP Pool Corp.	149,133
2,600	@,L	United Stationers, Inc.	127,660
			1,085,439
		Diversified Financial Services: 2.8%
64,000		American Express Co.	3,406,720
45,228	@,L	AmeriCredit Corp.	1,153,314
60,400		CIT Group, Inc.	2,595,388
154,000		Citigroup, Inc.	7,119,419
109,700		Countrywide Financial Corp.	4,235,517
51,000		Fannie Mae	2,978,400
22,900		Indymac Bancorp, Inc.	932,717
11,672	L	Legg Mason, Inc.	1,215,172
47,800	L	Lehman Brothers Holdings, Inc.	4,745,584
49,650	L	Merrill Lynch & Co., Inc.	2,731,247
58,000		Morgan Stanley	3,043,260
79,050	@,W,L	Providian Financial Corp.	1,393,652
7,293	@	World Acceptance Corp	219,155
			35,769,545
		Electric: 1.8%
100,200	L	Duke Energy Corp.	2,978,946
42,700	L	Energy East Corp.	1,237,446
72,350	L	Exelon Corp.	3,713,726
53,435		Pepco Holdings, Inc.	1,279,234
27,900	L	PNM Resources, Inc.	803,799
12,310		Scana Corp.	525,760
80,400	L	Southern Co.	2,787,468
98,800		TXU Corp.	8,209,292
12,800		Wisconsin Energy Corp.	499,200
15,032	L	WPS Resources Corp.	845,550
			22,880,421
		Electrical Components and Equipment: 0.5%
24,650	W	AMETEK, Inc.	1,031,603
73,200		Emerson Electric Co.	4,584,515
20,564	@,L	Energizer Holdings, Inc.	1,278,464
			6,894,582
		Electronics: 0.3%
23,427		Amphenol Corp.	941,063
4,641	L	Analogic Corp.	233,535
33,191	@	Arrow Electronics, Inc.	901,468
1,622		Bel Fuse, Inc.	49,568
3,480	@	Benchmark Electronics, Inc.	105,862
11,321		Brady Corp.	350,951
8,490	@,L	Coherent, Inc.	305,725
6,504		Daktronics, Inc.	130,145
5,390	@,L	FLIR Systems, Inc.	160,838
7,750		Park Electrochemical Corp.	195,300
257,124	@,L	Solectron Corp.	974,499
4,190	@,L	Trimble Navigation Ltd.	163,284
			4,512,238
		Energy-Alternate Sources: 0.0%
10,100	@,L	Headwaters, Inc.	347,238
			347,238

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Engineering and Construction: 0.0%
18,060	@,L	Shaw Group, Inc.	$388,471
3,400	@	URS Corp.	126,990
			515,461
		Entertainment: 0.0%
7,120	@	Argosy Gaming Co.	331,863
			331,863
		Environmental Control: 0.1%
36,920		Republic Services, Inc.	1,329,489
3,685	@,L	Waste Connections, Inc.	137,414
			1,466,903
		Food: 1.0%
151,950	L	Archer-Daniels-Midland Co.	3,248,691
5,790		Corn Products Intl., Inc.	137,570
9,300		Flowers Foods, Inc.	328,848
76,600		General Mills, Inc.	3,584,115
13,098		Hormel Foods Corp.	384,164
4,980	L	Nash Finch Co.	182,965
37,577		SUPERVALU, Inc.	1,225,386
7,150		Whole Foods Market, Inc.	845,845
50,900		Wm. Wrigley Jr. Co.	3,503,956
			13,441,540
		Forest Products and Paper: 0.0%
5,847		Schweitzer-Mauduit Intl., Inc.	182,017
			182,017
		Gas: 0.1%
10,350		Energen Corp.	362,768
13,720	@,L	Southern Union Co.	336,826
33,330		UGI Corp.	929,907
			1,629,501
		Hand/Machine Tools: 0.2%
23,100	L	Black & Decker Corp.	2,075,535
			2,075,535
		Healthcare-Products: 1.9%
6,500	@	Advanced Neuromodulation Systems, Inc.	257,920
63,400		Becton Dickinson & Co.	3,326,598
3,555	L	Cooper Cos., Inc.	216,357
60,200		Guidant Corp.	4,051,460
7,100	@,L	Haemonetics Corp.	288,544
6,800	@	Hologic, Inc.	270,300
2,590	@,L	Idexx Laboratories, Inc.	161,435
156,500		Johnson & Johnson	10,172,499
67,150		Medtronic, Inc.	3,477,699
34,595	@,L	Patterson Cos., Inc.	1,559,543
2,760	@	ResMed, Inc.	182,132
13,450	@,L	Respironics, Inc.	485,680
3,840		Vital Signs, Inc.	166,349
			24,616,516
		Healthcare-Services: 2.3%
52,200		Aetna, Inc.	4,323,204
10,660	@,L	AMERIGROUP Corp.	428,532
10,210	@,L	Centene Corp.	342,852
24,800	@	Community Health Systems, Inc.	937,192
25,350	@	Coventry Health Care, Inc.	1,793,513
32,600	@	Health Net, Inc.	$1,244,016
39,400	@	Humana, Inc.	1,565,756
29,425	@,L	Lincare Holdings, Inc.	1,201,717
21,955	@,L	PacifiCare Health Systems, Inc.	1,568,685
5,170	@,L	Pediatrix Medical Group, Inc.	380,202
6,605	@,L	RehabCare Group, Inc.	176,552
5,710	@,L	Sierra Health Services, Inc.	408,037
149,600		UnitedHealth Group, Inc.	7,800,143
18,600	L	Universal Health Services, Inc.	1,156,548
85,700	@	WellPoint, Inc.	5,968,147
			29,295,096
		Home Builders: 0.3%
15,900		Lennar Corp.	1,008,855
2,880	L	MDC Holdings, Inc.	236,880
4,900	@,L	Meritage Homes Corp.	389,550
840	@,L	NVR, Inc.	680,400
2,480	L	Standard-Pacific Corp.	218,116
15,700	@,L	Toll Brothers, Inc.	1,594,335
			4,128,136
		Home Furnishings: 0.0%
6,960		Harman Intl. Industries, Inc.	566,266
			566,266
		Household Products/Wares: 0.5%
29,850	L	American Greetings Corp.	791,025
24,020	L	Church & Dwight, Inc.	869,524
		Kimberly-Clark Corp.	4,955,313
3,430	@,L	Spectrum Brands, Inc.	113,190
			6,729,052
		Housewares: 0.0%
9,890	L	Toro Co.	381,853
			381,853
		Insurance: 4.5%
70,677	@@	ACE Ltd.	3,169,863
98,000		Allstate Corp.	5,855,499
25,250		American Financial Group, Inc.	846,380
137,700		American Intl. Group, Inc.	8,000,369
84,000		Aon Corp.	2,103,360
44,850	L	Chubb Corp.	3,839,609
32,000	L	CIGNA Corp.	3,424,960
7,870	L	Delphi Financial Group, Inc.	347,461
6,215	@@,L	Everest Re Group Ltd.	577,995
18,918		Fidelity National Financial, Inc.	675,183
24,895		HCC Insurance Holdings, Inc.	942,774
23,741		Horace Mann Educators Corp.	446,806
4,970		LandAmerica Financial Group, Inc.	295,069
117,350	L	MetLife, Inc.	5,273,709
27,700	L	MGIC Investment Corp.	1,806,594
29,950	L	Ohio Casualty Corp.	724,191
51,988		Old Republic Intl. Corp.	1,314,777
4,530	@,L	Philadelphia Consolidated Holding Co.	383,963
7,900	@,L	ProAssurance Corp.	329,904
40,100	L	Progressive Corp.	3,962,281
81,700		Prudential Financial, Inc.	5,364,422

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
25,900		Radian Group, Inc.	$1,222,998
36,550		Safeco Corp.	1,986,127
7,130	L	Selective Insurance Group, Inc.	353,292
10,600	L	UICI	315,562
34,600	L	W.R. Berkley Corp.	1,234,528
39,200	@@,L	XL Capital Ltd.	2,917,264
5,280		Zenith National Insurance Corp.	358,301
			58,073,241
		Internet: 0.8%
65,900	@,L	eBay, Inc.	2,175,359
12,800	@	Internet Security Systems	259,712
40,375	@	McAfee, Inc.	1,057,018
166,100	@,L	Symantec Corp.	3,611,013
6,340	@,L	Websense, Inc.	304,637
70,350	@	Yahoo!, Inc.	2,437,628
			9,845,367
		Iron/Steel: 0.3%
6,250		Carpenter Technology Corp.	323,750
5,600		Cleveland-Cliffs, Inc.	323,456
44,300		Nucor Corp.	2,020,966
28,850	L	United States Steel Corp.	991,575
			3,659,747
		Leisure Time: 0.2%
5,820		Arctic Cat, Inc.	119,485
28,750	L	Carnival Corp.	1,568,312
7,950	@@,L	Polaris Industries, Inc.	429,300
			2,117,097
		Lodging: 0.1%
20,750	L	Boyd Gaming Corp.	1,060,948
			1,060,948
		Machinery-Diversified: 0.3%
9,310		Albany Intl. Corp.	298,944
8,335	L	Applied Industrial Technologies, Inc.	269,137
7,450	@	Gardner Denver, Inc.	261,346
8,350	@	Gerber Scientific, Inc.	58,116
4,075		IDEX Corp.	157,336
50,050		Rockwell Automation, Inc.	2,437,936
			3,482,815
		Media: 1.6%
116,600	@,L	Comcast Corp.	3,579,620
85,700		McGraw-Hill Cos., Inc.	3,792,225
151,600	L	News Corp. - Class A	2,452,888
244,950	@	Time Warner, Inc.	4,093,114
84,900		Viacom, Inc.	2,718,498
115,700		Walt Disney Co.	2,913,326
730	L	Washington Post Co.	609,572
			20,159,243
		Metal Fabricate/Hardware: 0.2%
4,980		Commercial Metals Co.	118,624
2,945		Lawson Products, Inc.	114,325
17,675		Precision Castparts Corp.	1,376,882
6,491	L	Quanex Corp.	344,087
7,455	L	Timken Co.	172,211
			2,126,129
		Miscellaneous Manufacturing: 2.6%
42,850	L	3M Co.	$3,098,055
7,785	L	AptarGroup, Inc.	395,478
4,310		Clarcor, Inc.	126,068
68,000	L	Danaher Corp.	3,559,120
28,350		Donaldson Co., Inc.	859,856
558,400		General Electric Co.	19,348,559
141,900	L	Honeywell Intl., Inc.	5,197,796
11,050	L	Pentair, Inc.	473,051
3,510		Roper Industries, Inc.	250,509
14,467		Teleflex, Inc.	858,906
			34,167,398
		Office Furnishings: 0.1%
27,502		Herman Miller, Inc.	848,162
18,385		HNI Corp.	940,392
			1,788,554
		Oil and Gas: 5.4%
62,600		Burlington Resources, Inc.	3,458,024
178,200		ChevronTexaco Corp.	9,964,943
12,960	@,L	Cimarex Energy Co.	504,274
134,100		ConocoPhillips	7,709,409
74,650		Devon Energy Corp.	3,783,262
408,850		Exxon Mobil Corp.	23,496,609
26,467	@	Forest Oil Corp.	1,111,614
11,700		Frontier Oil Corp.	343,395
24,100		Helmerich & Payne, Inc.	1,130,772
60,400	L	Marathon Oil Corp.	3,223,548
19,158	L	Murphy Oil Corp.	1,000,622
55,500		Occidental Petroleum Corp.	4,269,615
6,270	@,L	Petroleum Development Corp.	199,700
7,065	@,L	Remington Oil & Gas Corp.	252,221
5,210	@,L	Southwestern Energy Co.	244,766
6,020	@,L	Stone Energy Corp.	294,378
17,050	L	Sunoco, Inc.	1,938,244
7,550	@,L	Swift Energy Co.	270,441
49,700		Unocal Corp.	3,232,985
43,550	L	Valero Energy Corp.	3,445,241
12,200		Vintage Petroleum, Inc.	371,734
			70,245,797
		Oil and Gas Services: 0.2%
3,020	@,L	Cal Dive Intl., Inc.	158,157
21,900	@	Cooper Cameron Corp.	1,358,894
6,789	@,L	Lone Star Technologies, Inc.	308,900
15,225	@,L	Weatherford Intl. Ltd.	882,746
			2,708,697
		Pharmaceuticals: 2.6%
29,900	L	AmerisourceBergen Corp.	2,067,585
26,750	@	Barr Pharmaceuticals, Inc.	1,303,795
77,950		Cardinal Health, Inc.	4,488,361
91,450	@	Caremark Rx, Inc.	4,071,354
63,900	@	King Pharmaceuticals, Inc.	665,838
115,950		Merck & Co., Inc.	3,571,260
621,450		Pfizer, Inc.	17,139,591
11,275	@,L	Sepracor, Inc.	676,613
			33,984,397
		Pipelines: 0.1%
30,322		National Fuel Gas Co.	876,609
9,250		Questar Corp.	609,575
			1,486,184

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate Investment Trusts: 0.1%
11,950		Developers Diversified Realty Corp.	$549,221
1,780		Essex Property Trust, Inc.	147,847
4,110		New Century Financial Corp.	211,460
			908,528
		Retail: 5.3%
9,450	L	Abercrombie & Fitch Co.	649,215
7,800	@	Advance Auto Parts, Inc.	503,490
23,675	@,L	Aeropostale, Inc.	795,480
40,670	L	American Eagle Outfitters, Inc.	1,246,536
24,090	@	Barnes & Noble, Inc.	934,692
62,750		Best Buy Co., Inc.	4,301,513
27,850	@	Brinker Intl., Inc.	1,115,393
10,830		Cato Corp.	223,640
8,200	@	CEC Entertainment, Inc.	345,138
46,000	@,L	Chico’s FAS, Inc.	1,576,880
5,700	@	Childrens Place	266,019
52,375		Circuit City Stores, Inc.	905,564
37,760		Claire’s Stores, Inc.	908,128
39,850		Darden Restaurants, Inc.	1,314,253
3,878	@	GameStop Corp.	115,952
6,900	@	Genesco, Inc.	255,921
2,100	@	Guitar Center, Inc.	122,577
6,900	@	Hibbett Sporting Goods, Inc.	261,096
240,100		Home Depot, Inc.	9,339,889
64,450		J.C. Penney Co., Inc. Holding Co.	3,388,781
8,370	@,L	Jack in the Box, Inc.	317,390
3,283	@,L	Jo-Ann Stores, Inc.	86,638
8,000		Longs Drug Stores Corp.	344,400
42,200		Lowe’s Cos., Inc.	2,456,884
72,800		McDonald’s Corp.	2,020,200
10,900	@	Men’s Wearhouse, Inc.	375,287
35,740		Michaels Stores, Inc.	1,478,564
9,000		Movie Gallery, Inc.	237,870
5,300		Neiman-Marcus Group, Inc.	513,676
35,600	@,L	O’Reilly Automotive, Inc.	1,061,236
6,280	@,L	Panera Bread Co.	389,894
34,575	@,L	Payless Shoesource, Inc.	663,840
1,930	@,L	PF Chang’s China Bistro, Inc.	113,831
23,500	@,L	Sears Holdings Corp.	3,521,945
11,300	@	Select Comfort Corp.	242,159
9,704	@	Shopko Stores, Inc.	235,904
11,166		Sonic Automotive, Inc.	237,389
4,940	@	Sonic Corp.	150,818
174,475		Staples, Inc.	3,719,807
22,300	@,L	Starbucks Corp.	1,152,018
10,955		Stein Mart, Inc.	241,010
51,000		Target Corp.	2,774,910
10,310	@,L	Too, Inc.	240,945
59,700	@	Toys “R” Us, Inc.	1,580,856
2,700	@	Tractor Supply Co.	132,570
20,200	@,L	Urban Outfitters, Inc.	1,145,138
178,350		Wal-Mart Stores, Inc.	8,596,470
139,300	L	Walgreen Co.	6,406,407
4,195	@,L	Zale Corp.	132,940
			69,141,153
		Savings and Loans: 0.1%
5,310		Downey Financial Corp.	388,692
4,844	@,L	FirstFed Financial Corp.	288,751
7,456	@	Sterling Financial Corp.	$278,854
			956,297
		Semiconductors: 1.6%
34,300	@	Axcelis Technologies, Inc.	235,298
10,165	@	DSP Group, Inc.	242,639
554,150		Intel Corp.	14,441,148
35,200	@,L	Lam Research Corp.	1,018,688
35,500	@	Micrel, Inc.	408,960
44,610		Microchip Technology, Inc.	1,321,348
2,800	@	Microsemi Corp.	52,640
88,050	L	Texas Instruments, Inc.	2,471,564
3,080	@,L	Varian Semiconductor Equipment Associates, Inc.	113,960
			20,306,245
		Software: 2.8%
111,700	L	Adobe Systems, Inc.	3,196,854
12,474	@	Advent Software, Inc.	252,723
8,600	@,L	Ansys, Inc.	305,386
64,500		Autodesk, Inc.	2,216,865
2,935	@,L	Avid Technology, Inc.	156,377
58,100	@,L	BMC Software, Inc.	1,042,895
2,680	@,L	Cerner Corp.	182,160
12,822		Certegy, Inc.	490,057
112,450	@	Compuware Corp.	808,516
200	@	Digi Intl., Inc.	2,372
7,590	@,L	Dun & Bradstreet Corp.	467,924
21,372	L	Fair Isaac Corp.	780,078
11,400	@,L	FileNet Corp.	286,596
6,880	L	Global Payments, Inc.	466,464
3,215	@,L	Hyperion Solutions Corp.	129,372
49,100	@	Intuit, Inc.	2,214,901
4,200	@	Mantech Intl. Corp.	130,368
537,150		Microsoft Corp.	13,342,805
9,269	@	MRO Software, Inc.	135,420
567,450	@	Oracle Corp.	7,490,339
62,000	@,L	Parametric Technology Corp.	395,560
10,060	@	Progress Software Corp.	303,309
33,800	@,L	Sybase, Inc.	620,230
3,300	@,L	THQ, Inc.	96,591
16,500	@,L	Transaction Systems Architects, Inc.	406,395
35,725	@	Wind River Systems, Inc.	560,168
			36,480,725
		Telecommunications: 2.7%
8,819	@,L	Anixter Intl., Inc.	327,802
7,882	@,L	Audiovox Corp.	122,171
350,150	@	Cisco Systems, Inc.	6,691,367
2,825		Commonwealth Telephone Enterprises, Inc.	118,396
23,790	@,L	Commscope, Inc.	414,184
12,420	L	Harris Corp.	387,628
335,150		Motorola, Inc.	6,119,839
8,900	@,L	Netgear, Inc.	165,540
87,600		QUALCOMM, Inc.	2,891,676
39,350		Scientific-Atlanta, Inc.	1,309,175
7,275	L	Telephone & Data Systems, Inc.	296,893
467,700		Verizon Communications, Inc.	16,159,034
			35,003,705

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Toys/Games/Hobbies: 0.1%
5,600	@	Department 56, Inc.	$57,400
42,547		Hasbro, Inc.	884,552
10,760	@,L	JAKKS Pacific, Inc.	206,700
			1,148,652
		Transportation: 1.0%
7,892	L	Arkansas Best Corp.	251,045
9,225	L	C.H. Robinson Worldwide, Inc.	536,895
60,700		CSX Corp.	2,589,462
2,200		Expeditors Intl. Washington, Inc.	109,582
6,300	@,L	Kansas City Southern	127,134
5,010	@,L	Landstar System, Inc.	150,901
100,100		Norfolk Southern Corp.	3,099,096
7,085	@,L	Offshore Logistics, Inc.	232,671
17,405	L	Overseas Shipholding Group, Inc.	1,038,208
61,000	L	United Parcel Service, Inc.	4,218,760
20,100	@,L	Yellow Roadway Corp.	1,021,080
			13,374,834
		Total Common Stock (Cost $716,602,779)	766,851,530

PREFERRED STOCK: 0.5%

		Banks: 0.2%
224	#,C	DG Funding Trust	2,409,400
			2,409,400
		Diversified Financial Services: 0.1%
31,625	C	National Rural Utilities Cooperative Finance Corp.	783,709
			783,709
		Electric: 0.0%
19,650	@,S	TECO Energy, Inc.	501,843
			501,843
		Insurance: 0.2%
72,360	@@	Aegon NV	1,828,537
30,000		Metlife, Inc.	755,400
			2,583,937
		Total Preferred Stock (Cost $6,282,634)	6,278,889

Principal Amount			Value

CORPORATE BONDS/NOTES: 10.0%

		Agriculture: 0.0%
$491,000	#	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	492,228
			492,228
		Auto Manufacturers: 0.0%
86,000		Ford Motor Co., 7.450%, due 07/16/31	71,978
306,000	L	General Motors Corp., 7.400%, due 09/01/25	236,385
			308,363
		Banks: 2.4%
$1,060,000	@@,C,L	Australia & New Zealand Banking Group Ltd., 3.556%, due	$912,151
903,000	@@,#,S	Banco Santander Santiago Chile SA, 3.720%, due 12/09/09	905,859
1,242,000	@@,L,S	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	1,433,853
940,000	@@,C	Bank of Ireland, 3.689%, due 12/29/49	826,158
920,000	@@,C	Bank of Nova Scotia, 2.318%, due 08/31/85	784,575
1,237,000	C,S	BankAmerica Capital II, 8.000%, due 12/15/26	1,337,772
1,111,000	@@,#,C,L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	1,093,511
815,000	@@,#,C,L	Danske Bank A/S, 5.914%, due 12/29/49	878,812
1,000,000	@@,C	Den Norske Bank ASA, 3.250%, due 08/29/49	835,000
1,154,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	1,476,093
889,000	@@,#,S	First Citizens St. Lucia Ltd., 5.460%, due 02/01/12	903,327
1,000	C,S	Fleet Capital Trust II, 7.920%, due 12/11/26	1,080
854,000	@@,#,C,L	HBOS Capital Funding LP, 6.071%, due 06/30/49	923,448
3,010,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	2,675,805
1,570,000	@@,C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	1,364,349
1,356,000	#,C,S	M&T Bank Corp., 3.850%, due 04/01/13	1,340,784
955,000	C,L,S	Mellon Capital I, 7.720%, due 12/01/26	1,026,001
970,000	@@,C	National Australia Bank Ltd., 3.514%, due 10/29/49	866,018
492,000	C,S	NB Capital Trust, 7.830%, due 12/15/26	530,681
460,000	C,S	NB Capital Trust IV, 8.250%, due 04/15/27	503,238
1,110,000	S	PNC Funding Corp., 4.500%, due 03/10/10	1,117,151
1,836,000	#,C	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,891,998
2,670,000	@@,C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	2,355,346
900,000	@@,C	Societe Generale, 3.625%, due 11/29/49	793,383
2,320,000	@@,C,L	Standard Chartered PLC, 3.750%, due 11/29/49	1,850,200
870,000	@@	Standard Chartered PLC, 3.813%, due 07/29/49	698,175
880,000	@@,C	Westpac Banking Corp., 3.556%, due 09/30/49	763,679
			30,088,447

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Beverages: 0.2%
$977,000	@@,S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	$1,134,541
784,000	@@,S	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	972,160
			2,106,701
		Chemicals: 0.2%
381,000	@@,#,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	388,402
1,964,000		Union Carbide Corp., 7.750%, due 10/01/96	2,162,360
			2,550,762
		Diversified Financial Services: 2.3%
418,000	@@,#,I,S	Alpine III, 3.800%, due 08/16/14	419,124
418,000	@@,#,I,S	Alpine III, 4.218%, due 08/16/14	418,913
222,000	@@,#,I,S	Alpine III, 6.000%, due 08/16/14	222,875
645,000	@@,#,I,S	Alpine III, 9.268%, due 08/16/14	647,572
392,647	@@,#,C,S	Arcel Finance Ltd., 5.984%, due 02/01/09	403,357
858,000	@@,#,S	Arcel Finance Ltd., 6.361%, due 05/01/12	861,996
855,000	@@,#,C,S	Arcel Finance Ltd., 7.048%, due 09/01/11	887,986
360,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	388,929
260,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	280,628
1,800,006	#	Astoria Depositor Corp, 8.144%, due 05/01/21	1,790,750
381,000	@@,#,S	Bosphorus Financial Services Ltd., 5.068%, due 02/15/12	381,530
2,061,000	@@,#,S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due	2,091,915
872,000	C	Citigroup Capital II, 7.750%, due 12/01/36	933,804
1,805,000	#,C,S	Corestates Capital Trust I, 8.000%, due 12/15/26	1,955,705
520,000	@@,C	Financiere CSFB NV, 3.625%, due 03/29/49	446,716
347,000		Ford Motor Credit Co., 7.875%, due 06/15/10	343,251
365,000		General Motors Acceptance Corp, 7.250%, due 03/02/11	342,636
1,112,000	L	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	1,111,241
981,000		HSBC Finance Corp, 5.000%, due 06/30/15	990,588
905,000	#	HVB Funding Trust I, 8.741%, due 06/30/31	1,240,915
450,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	633,248
529,000	S	International Lease Finance Corp., 5.000%, due 04/15/10	539,998
$960,000	C,L,S	JPM Capital Trust I, 7.540%, due 01/15/27	$1,034,606
1,063,000	C,S	JPM Capital Trust II, 7.950%, due 02/01/27	1,155,257
1,407,000	#,C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,450,641
1,249,000	@@,#,S	Mantis Reef Ltd., 4.799%, due 11/03/09	1,252,401
942,000		Paribas, 3.555%, due 12/31/49	838,754
2,228,733	@@,#,S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	2,286,802
300,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	1,473,874
7,000,000	#	Toll Road Investors Partnership II LP, .17.620%, due 02/15/45	865,949
900,000		Twin Reefs Pass-Through Trust, 4.190%, due 12/10/49	894,240
633,000	@@,C,L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	700,575
765,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	839,557
			30,126,333
		Electric: 1.4%
1,710,933	C,S	CE Generation LLC, 7.416%, due 12/15/18	1,822,317
1,643,000	C,S	Consumers Energy Co., 4.250%, due 04/15/08	1,641,930
337,000	C,S	Consumers Energy Co., 5.150%, due 02/15/17	340,830
146,000	@@,L,S	Empresa Nacional de Electricidad SA/Chile, 8.500%, due 04/01/09	162,454
1,134,000	@@,S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	1,357,994
1,123,000	C,S	Enterprise Capital Trust II, 4.710%, due 06/30/28	1,113,632
1,135,000	C,L,S	FirstEnergy Corp., 6.450%, due 11/15/11	1,241,758
1,945,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	2,385,199
749,000	#,C,S	Juniper Generation LLC, 6.790%, due 12/31/14	746,857
391,000	#,S	NorthWestern Corp, 5.875%, due 11/01/14	402,730
368,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	407,015
805,000	#,S	Pinnacle West Energy Corp., 3.630%, due 04/01/07	805,532
902,000	C,S	Potomac Edison Co., 5.000%, due 11/01/06	909,289
226,627	#,S	Power Contract Financing LLC, 5.200%, due 02/01/06	228,186
662,000	#,S	Power Contract Financing LLC, 6.256%, due 02/01/10	687,471
312,538	S	PPL Montana LLC, 8.903%, due 07/02/20	353,363
339,000	S	Sierra Pacific Power Co, 6.250%, due 04/15/12	350,018
838,000	#,S	TECO Energy Inc, 6.750%, due 05/01/15	892,470

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electric (continued)
$591,876	#,S	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	$633,539
1,252,000	L,S	TXU Corp., 4.446%, due 11/16/06	1,257,107
			17,739,691
		Food: 0.3%
333,000	S	Delhaize America Inc, 8.050%, due 04/15/27	366,701
495,000	S	Delhaize America, Inc., 8.125%, due 04/15/11	557,659
330,000		Delhaize America, Inc., 9.000%, due 04/15/31	413,648
1,277,000	S	Safeway, Inc., 4.800%, due 07/16/07	1,287,153
1,728,000	S	Tyson Foods, Inc., 7.250%, due 10/01/06	1,791,670
			4,416,831
		Gas: 0.1%
1,289,000	#,S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	1,345,907
			1,345,907
		Home Builders: 0.1%
1,637,000		KB Home, 6.250%, due 06/15/15	1,672,478
50,000	S	Technical Olympic USA, Inc., 9.000%, due 07/01/10	51,688
			1,724,166
		Insurance: 0.5%
512,000	#,L	AIG SunAmerica Global Financing X, 6.900%, due 03/15/32	632,081
1,652,000	S	Aon Corp., 8.205%, due 01/01/27	1,940,576
184,000	S	GE Global Insurance Holding Corp., 7.000%, due 02/15/26	197,759
618,000	#,C,S	North Front Pass-Through Trust, 5.810%, due 12/15/24	637,956
1,043,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	1,046,236
1,910,000	#,C	Zurich Capital Trust I, 8.376%, due 06/01/37	2,113,190
			6,567,798
		Lodging: 0.1%
830,000	S	MGM Mirage, 5.875%, due 02/27/14	810,288
			810,288
		Media: 0.2%
10,060	@@,C	CanWest Media, Inc, 8.000%, due 09/15/12	10,638
16,000	S	Clear Channel Communications, Inc., 3.125%, due 02/01/07	15,587
851,000	S	COX Communications, Inc., 6.850%, due 01/15/18	933,344
681,000	S	COX Communications Inc, 7.125%, due 10/01/12	764,783
$373,000	L	Time Warner, Inc., 7.625%, due 04/15/31	$467,312
811,000		Time Warner, Inc., 7.700%, due 05/01/32	1,029,241
			3,220,905
		Mining: 0.0%
332,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	366,860
			366,860
		Oil and Gas: 0.7%
870,000	S	Amerada Hess Corp., 6.650%, due 08/15/11	958,576
905,000	@@,#,C,S	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	889,908
564,000	@@,#,S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	627,251
20,000	C,S	Energy Partners Ltd., 8.750%, due 08/01/10	21,100
1,386,000	S	Enterprise Products Operating LP, 4.950%, due 06/01/10	1,394,022
825,000	S	Kerr-McGee Corp, 6.950%, due 07/01/24	856,575
389,000	@@,C,L	Nexen, Inc., 5.875%, due 03/10/35	396,742
1,940,000	#,S	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	2,005,960
390,000	#,S	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	390,195
781,000	@@,#,S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	802,478
639,000		Valero Energy Corp., 7.500%, due 04/15/32	791,279
			9,134,086
		Pipelines: 0.1%
796,000	S	KN Capital Trust III, 7.630%, due 04/15/28	934,430
			934,430
		Real Estate: 0.2%
1,241,000	C,S	EOP Operating LP, 7.750%, due 11/15/07	1,333,256
226,000	C,S	Liberty Property LP, 6.375%, due 08/15/12	247,898
146,000	S	Liberty Property LP, 6.950%, due 12/01/06	151,474
1,192,000	C,S	Liberty Property LP, 7.750%, due 04/15/09	1,320,675
			3,053,303
		Real Estate Investment Trusts: 0.2%
1,014,000	C,S	Simon Property Group LP, 4.875%, due 03/18/10	1,032,857
1,776,000	C,S	Simon Property Group LP, 6.375%, due 11/15/07	1,855,148
			2,888,005
		Retail: 0.1%
1,399,000	C,S	May Department Stores Co., 3.950%, due 07/15/07	1,390,000
			1,390,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Savings and Loans: 0.1%
$914,000	C,S	Great Western Financial, 8.206%, due 02/01/27	$993,235
			993,235
		Telecommunications: 0.7%
824,000	C	AT&T Corp., 9.750%, due 11/15/31	1,076,350
1,145,000	C,S	BellSouth Corp., 4.200%, due 09/15/09	1,142,024
811,000		British Telecommunications PLC, 8.875%, due 12/15/30	1,148,359
695,000	@@,+,S	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	806,295
368,000	S	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	441,512
727,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	790,292
800,000	+,S	Sprint Capital Corp., 4.780%, due 08/17/06	806,056
680,000	C,S	Sprint Capital Corp., 8.375%, due 03/15/12	818,998
811,000	@@,#	Telecom Italia Capital SA, 6.000%, due 09/30/34	830,845
863,000	@@,#,L,S	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	866,590
			8,727,321
		Transportation: 0.1%
953,000	@@,#,S	MISC Capital Ltd., 5.000%, due 07/01/09	972,574
			972,574
		Total Corporate Bonds/Notes (Cost $128,484,485)	129,958,234

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.6%

		Federal Home Loan Bank: 0.4%
5,135,000	L	3.250%, due 12/17/07	5,065,200
			5,065,200
		Federal Home Loan Mortgage Corporation: 3.6%
10,503,000	C	2.700%, due 03/16/07	10,307,360
5,707,762		3.870%, due 04/15/32	5,749,717
2,437,000		3.875%, due 06/15/08	2,439,147
258,536	S	4.500%, due 12/15/16	259,190
107,354	S	4.500%, due 06/15/17	107,655
2,047,000	S	4.500%, due 02/15/20	2,003,947
937,000	S	5.000%, due 05/15/20	956,830
3,053,154	S	5.000%, due 08/15/21	3,072,159
2,387,000	S	5.000%, due 04/15/23	2,429,217
456,678		5.052%, due 04/01/35	458,249
1,545,000		5.214%, due 06/01/35	1,557,070
2,683,301	S	5.500%, due 11/15/18	2,751,882
464		5.500%, due 05/01/23	474
2,597,000		5.500%, due 07/15/34	2,633,519
1,977,000		5.875%, due 03/21/11	2,134,243
2,276,000	S	6.000%, due 01/15/29	2,379,259
3,313,127	S	6.000%, due 01/15/29	3,420,111
3,887,807	S	6.000%, due 01/15/29	4,042,708
534,996		6.500%, due 11/01/28	556,064
			47,258,801
		Federal National Mortgage Association: 9.2%
$5,345,000	C,L	2.875%, due 05/19/08	$5,201,669
662,493		3.230%, due 04/25/35	663,239
2,241,926		3.564%, due 08/25/33	2,194,124
122,915	S	4.500%, due 09/25/16	123,097
2,841,000		4.500%, due 07/15/19	2,828,571
128,000		4.500%, due 07/15/35	125,200
2,403,000	C	4.750%, due 12/25/42	2,412,741
1,293,597		4.837%, due 11/01/34	1,309,226
2,361,653		4.947%, due 01/01/35	2,384,279
35,193,000		5.000%, due 07/15/34	35,203,981
2,705,000		5.250%, due 08/01/12	2,855,414
3,748,980		5.500%, due 07/15/19	3,848,560
1,985,508		5.500%, due 11/01/32	2,015,680
5,076,318		5.500%, due 11/01/33	5,153,460
5,208,024		5.500%, due 11/01/33	5,285,673
13,743,000		5.500%, due 07/15/34	13,931,967
122,935		6.000%, due 06/01/16	127,186
686,439		6.000%, due 07/01/16	710,173
230,230		6.000%, due 08/01/16	238,191
183,421		6.000%, due 10/01/16	189,763
777,591		6.000%, due 03/01/17	804,501
358,524		6.000%, due 04/01/17	370,932
438,877		6.000%, due 06/01/17	454,065
92,906		6.000%, due 09/01/17	96,121
112,149		6.000%, due 10/01/17	116,030
463,262		6.000%, due 11/01/17	479,280
491,201		6.000%, due 12/01/17	508,200
509,102		6.000%, due 12/01/18	526,786
5,719,404		6.000%, due 07/25/29	5,993,092
2,459,347		6.000%, due 04/25/31	2,578,792
4,236,000		6.000%, due 07/15/34	4,343,222
3,387,688		6.500%, due 04/01/30	3,519,238
3,814,000		6.500%, due 07/15/33	3,947,490
2,149,000		6.625%, due 11/15/10	2,416,791
174,705		7.000%, due 06/01/29	184,504
850		7.000%, due 08/01/29	897
9,234		7.000%, due 10/01/29	9,749
265,467		7.000%, due 11/01/29	280,256
171,326		7.000%, due 01/01/30	180,870
254,062		7.000%, due 03/01/30	268,215
145,570		7.000%, due 01/01/31	153,599
1,873,920		7.000%, due 06/01/31	1,980,236
369,664		7.000%, due 08/01/31	390,033
12,455		7.000%, due 10/01/31	13,141
86,830		7.000%, due 01/01/32	91,615
13,573		7.000%, due 04/01/32	14,322
25,273		7.000%, due 05/01/32	26,667
60,589		7.000%, due 07/01/32	63,931
245,781		7.500%, due 10/01/30	262,704
177,776		7.500%, due 11/01/30	190,017
825,516		7.500%, due 06/25/32	874,266
1,108,555		7.500%, due 01/25/48	1,177,058
			119,118,814
		Government National Mortgage Association: 0.4%
232,394		3.375%, due 04/20/28	236,189
62,186		4.125%, due 12/20/29	63,133
272,127		6.500%, due 10/15/31	284,626
764,039		7.000%, due 09/15/24	813,134
1,226,255		7.000%, due 10/15/24	1,304,944
215,796		7.000%, due 11/15/24	229,668

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Government National Mortgage Association (continued)
$2,024,970		7.500%, due 12/15/23	$2,184,648
			5,116,342
		Total U.S. Government Agency Obligations (Cost $175,940,096)	176,559,157

U.S. TREASURY OBLIGATIONS: 6.8%

		U.S. Treasury Bonds: 1.7%
4,905,000	S	2.000%, due 01/15/14	5,322,642
3,685,000	L,S	5.375%, due 02/15/31	4,349,453
920,000	L	6.250%, due 08/15/23	1,146,802
4,045,000	C,L,S	10.375%, due 11/15/12	4,653,805
4,860,000	C,S	13.250%, due 05/15/14	6,513,732
			21,986,434
		U.S. Treasury Notes: 4.8%
30,569,000	L,S	3.500%, due 05/31/07	30,485,425
840,000	L	3.500%, due 02/15/10	831,830
2,446,000	L,S	3.625%, due 06/15/10	2,433,916
4,591,000	L,S	3.750%, due 05/15/08	4,602,482
21,215,000	L,S	4.125%, due 05/15/15	21,531,144
2,501,000	S	4.160%, due 04/15/10	2,531,744
			62,416,541
		U.S. Treasury STRIP: 0.3%
6,372,000	S	4.180%, due 05/15/16	4,081,234
			4,081,234

		Total U.S. Treasury Obligations (Cost $88,652,424)	88,484,209

ASSET-BACKED SECURITIES: 2.4%

		Automobile Asset-Backed Securities: 0.2%
261,744	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	260,428
458,415	C	Household Automotive Trust, 2.310%, due 04/17/08	455,625
1,400,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,366,785
1,590,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,569,521
			3,652,359
		Credit Card Asset-Backed Securities: 0.1%
285,000	C	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	278,515
775,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	787,854
1,270,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	1,261,180
			2,327,549
		Home Equity Asset-Backed Securities: 1.3%
$411,730	C	Argent Securities, Inc., 3.634%, due 03/25/34	$412,321
564,660	C	Asset Backed Funding Certificates, 3.594%, due 11/25/33	566,166
2,010,746	C	Bayview Financial Acquisition Trust, 3.820%, due 09/28/43	2,016,716
439,335	C	GMAC Mortgage Corp Loan Trust, 3.544%, due 12/25/20	439,539
4,664,000	C	GSAA Trust, 5.242%, due 05/25/35	4,693,842
1,253,704	C	Merrill Lynch Mortgage Investors, Inc., 3.674%, due 07/25/34	1,259,975
1,554,153	C	New Century Home Equity Loan Trust, 3.564%, due 04/25/34	1,555,476
387,016	C	Residential Asset Mortgage Products, Inc., 3.624%, due 06/25/33	387,814
3,121,410	C	Residential Asset Securities Corp., 3.624%, due 12/25/33	3,128,405
300,028	C	Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	299,512
2,625,000	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	2,620,513
			17,380,279
		Other Asset-Backed Securities: 0.7%
350,768	C	Amortizing Residential Collateral Trust, 3.814%, due 05/25/32	353,077
555,627	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.614%, due 07/25/33	556,913
1,430,011	C	First Horizon Asset Back Trust, 3.604%, due 10/25/34	1,435,716
5,290,000	C	PP&L Transition Bond Co LLC, 7.050%, due 06/25/09	5,502,078
797,494	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	793,066
			8,640,850
		Total Asset-Backed Securities (Cost $31,740,399)	32,001,037

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.8%

		Commercial Mortgage-Backed Securities: 2.0%
1,412,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,412,715
2,060,000	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,293,333
2,187,000	C	COMM, 3.600%, due 03/10/39	2,143,515
1,254,349	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,233,173

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Mortgage-Backed Securities (continued)
$1,600,000	C,S	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	$1,712,330
1,522,788	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,509,449
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	1,001,523
565,359	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	564,936
3,120,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	3,265,731
3,150,000	C,S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,367,786
3,000,000	L,C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,384,044
2,915,466	C,S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	3,070,246
183,966	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	180,796
600,000	C,S	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	641,648
			25,781,225
		Whole Loan Collateral PAC: 0.3%
1,646,752	C,S	GSR Mortgage Loan Trust, 3.714%, due 10/25/32	1,647,403
729,003	C	MASTR Alternative Loans Trust, 3.714%, due 11/25/33	729,037
1,174,886	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	1,215,244
676,531	C	Washington Mutual, 3.714%, due 03/25/34	678,011
			4,269,695
		Whole Loan Collateralized Mortgage Obligations: 6.4%
3,519,418	C	Banc of America Funding Corp., 5.750%, due 09/20/34	3,575,246
2,411,435	C	Banc of America Mortgage Securities, 5.500%, due 12/01/49	2,445,088
251,746	C	Bank of America Alternative Loan Trust, 3.764%, due 12/25/33	251,986
3,843,446	C	Bank of America Mortgage Securities, 3.764%, due 12/25/33	3,849,281
1,175,722	C,S	Bank of America Mortgage Securities, 5.250%, due 11/25/19	1,192,514
589,992	C	Bear Stearns Alt-A Trust, 3.634%, due 07/25/34	590,922
1,802,071	C	Citicorp Mortgage Securities, Inc., 3.814%, due 10/25/33	1,802,653
$999,867	C	Citigroup Mortgage Loan Trust, Inc., 3.434%, due 12/25/34	$999,869
769,089	C	Countrywide Alternative Loan Trust, 3.614%, due 02/25/35	770,584
1,034,497	C	Countrywide Alternative Loan Trust, 3.664%, due 09/25/34	1,033,821
1,008,834	C,S	Countrywide Alternative Loan Trust, 3.714%, due 07/25/18	1,010,392
2,961,558	C,S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	3,013,894
3,046,863	C,S	Countrywide Home Loan Mortgage Pass Through Trust, 3.584%, due 03/25/35	3,051,147
2,003,840	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	2,016,390
5,530,000	C	CS First Boston Mortgage Securities Corp., 4.080%, due 10/25/33	5,573,159
4,818,810	C	First Horizon Alternative Mortgage Securities, 4.810%, due	4,787,039
545,490	C	First Horizon Alternative Mortgage Securities, 5.348%, due	552,123
2,234,716	C	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	2,257,064
824,496	#,C	GSMPS Mortgage Loan Trust, 3.664%, due 01/25/35	827,892
487,918	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	486,964
934,552	C	Harborview Mortgage Loan Trust, 3.610%, due 01/19/35	936,742
1,613,997	C,S	Homebanc Mortgage Trust, 3.744%, due 08/25/29	1,622,129
3,363,000	C	Mastr Adjustable Rate Mortgages Trust, 5.370%, due 06/30/19	3,392,426
2,884,431	C,S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,953,997
3,431,272	C	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	3,495,608
728,104	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	743,098
1,462,328	C	MASTR Asset Securitization Trust, 3.764%, due 11/25/33	1,464,686
647,948	C,S	MLCC Mortgage Investors, Inc., 3.634%, due 01/25/29	648,786
1,766,722	C,S	MLCC Mortgage Investors, Inc., 3.674%, due 04/25/29	1,768,923
761,187	C	QFA Royalties LLC, 7.300%, due 02/20/25	762,376
1,999,145	C,S	Residential Accredit Loans Inc, 3.714%, due 04/25/35	2,000,033
586,000	C	Residential Accredit Loans Inc, 5.750%, due 04/25/35	603,079
1,986,251	C	Residential Accredit Loans, Inc., 3.764%, due 03/25/18	1,991,650

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Whole Loan Collateralized Mortgage Obligations (continued)
$470,181	C	Residential Funding Mtg Sec I, 3.810%, due 12/25/33		$470,374
580,588	C	Sequoia Mortgage Trust, 3.530%, due 01/20/35
1,314,000	C	Structured Adjustable Rate Mortgage Loan Trust, 3.624%, due 07/25/35		1,314,000
865,324	C	Structured Adjustable Rate Mortgage Loan Trust, 3.674%, due 05/25/35		865,324
1,493,237	C	Structured Asset Mortgage Investments Inc, 3.500%, due		1,492,771
4,600,000	C	Structured Asset Securities Corp., 6.000%, due 03/25/34		4,640,244
3,004,410	C	Thornburg Mortgage Securities Trust, 3.684%, due 09/25/34		3,013,694
2,323,317	C	Washington Mutual, 6.000%, due 06/25/34		2,366,879
1,032,245	C	Washington Mutual, Inc., 3.380%, due 01/25/45		1,032,709
1,404,737	C	Washington Mutual, Inc., 3.435%, due 01/25/45		1,405,807
280,475	C	Washington Mutual, Inc., 3.550%, due 06/25/44		280,782
435,893	C	Wells Fargo Mortgage Backed Securities Trust, 3.814%, due 02/25/34		435,938
2,225,000	C,S	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18		2,190,029
				82,562,204
		Whole Loan Collateralized Support CMO: 0.1%
1,078,720	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33		1,093,991
				1,093,991
		Total Collateralized Mortgage Obligations (Cost $114,101,543)		113,707,115

MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
510,000	S	City of New York, 5.000%, due 11/01/08		541,482
510,000	S	City of New York, 5.000%, due 11/01/11		556,634
510,000	C,S	City of New York, 5.000%, due 11/01/15		562,255
215,000		City of New York, 5.000%, due 04/01/35		227,206
		Total Municipal Bonds (Cost $1,884,488)		1,887,577

OTHER BONDS: 0.3%
		Sovereign: 0.3%
$1,028,000	C,S	Dominican Republic International Bond, (0.000)%, due 01/23/18		$1,077,212
1,157,000	@@,L,S	Mexico Government Intl. Bond, 6.625%, due 03/03/15		1,276,171
823,729	@@,S	Uruguay Government Intl. Bond, 10.500%, due 10/20/06		1,190,418
		Total Other Bonds (Cost $3,150,865)		3,543,802
		Total Long-Term Investments (Cost $1,266,839,713)		1,319,271,579

SHORT-TERM INVESTMENTS: 21.2%
		Commercial Paper: 2.9%
6,500,000	S	Concord Minuteman, 3.140%, due 07/07/05		6,496,031
13,000,000	S	Concord Minutemen Cap, 3.150%, due 07/07/06		12,999,792
2,500,000	S	Concord Minutemen Cap, 3.160%, due 07/07/06		2,499,960
13,000,000	S	DaimlerChrysler NA Holding Corp, 3.280%, due 07/08/05		12,990,524
2,500,000	S	Viacom, 3.220%, due 07/07/05		2,498,435
		Total Commercial Paper (Cost $37,486,947)		37,484,742
		Repurchase Agreement: 0.7%
9,310,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $9,310,866 to be received upon repurchase (Collateralized by $9,570,000 Federal National Mortgage Association 3.125%, Market Value plus accrued Interest $9,496,896, due 05/04/07)		9,310,000
		Total Repurchase Agreement (Cost $9,310,000)		9,310,000
		Securities Lending Collateralcc: 17.6%
229,050,863		The Bank of New York Institutional Cash Reserves Fund		229,050,863
		Total Securities Lending Collateral (Cost $229,050,863)		229,050,863
		Total Short-Term Investments (Cost $275,847,810)		275,845,605
		Total Investments In Securities (Cost $1,542,687,523)*	122.7%	$1,595,117,184
		Other Assets and Liabilities-Net	(22.7)	(295,386,726)
		Net Assets	100.0%	$1,299,730,458

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
W	When-issued or delayed delivery security.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $1,560,478,381. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,647,725
Gross Unrealized Depreciation	(23,008,922)
Net Unrealized Appreciation	$34,638,803

Information concerning open futures contracts for the ING VP Balanced Portfolio at June 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
90 Day Euro Future	305	$73,314,375	09/19/05	$(66,338)
U.S. Long Bond	248	248	09/21/05	212,928
		$73,314,623		$146,590
Short Contracts
90 Day Euro Future	305	$73,222,875	12/19/05	$36,600
U.S. 5 Year Note	351	38,135,465	09/21/05	851,456
U.S. 10 Year Future	63	7,150,677	09/21/05	2,146
		$118,509,017		$890,202

Information concerning the Interest Rate Swap Agreement outstanding for the ING VP Balanced Income Portfolio at June 30, 2005, is shown below:

Type	Termination Date	Notional Principal	Unrealized Depreciation
Receive a fixed rate equal to 1.800% and pay a floating rate basedon 3-month LIBOR BBA. Counterparty: UBS AG	03/01/34	$300,000,000	$(53,582)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of -16.0% of net assets and 16.9% of net assets for short-term investments related to securities lending.

(1)   Includes six industries, which each represent 2 - 3% of net assets.

(2)   Includes eleven industries, which each represent 1 - 2% of net assets.

(3)   Includes nine industries, which each represent less than 1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 94.4%
		Aerospace/Defense: 1.3%
787,700		United Technologies Corp.	$40,448,395
			40,448,395
		Agriculture: 2.8%
1,388,300	L	Altria Group, Inc.	89,767,478
			89,767,478
		Banks: 5.2%
1,034,700		Bank of America Corp.	47,192,667
359,900		City National Corp.	25,808,429
1,099,378		U.S. Bancorp	32,101,838
1,007,800	L	Wells Fargo & Co.	62,060,324
			167,163,258
		Beverages: 1.4%
851,800		PepsiCo, Inc.	45,937,574
			45,937,574
		Biotechnology: 0.6%
314,900	@	Amgen, Inc.	19,038,854
			19,038,854
		Building Materials: 1.2%
951,300		American Standard Cos., Inc.	39,878,496
			39,878,496
		Chemicals: 0.7%
530,100		Dow Chemical Co.	23,605,353
			23,605,353
		Computers: 1.0%
446,100		International Business Machines Corp.	$33,100,620
			33,100,620
		Cosmetics/Personal Care: 1.5%
904,000	L	Procter & Gamble Co.	47,686,000
			47,686,000
		Diversified Financial Services: 10.4%
186,000		Bear Stearns Cos., Inc.	19,332,840
575,400	L	Capital One Financial Corp.	46,037,754
2,138,300	L	Citigroup, Inc.	98,853,608
1,481,506		Countrywide Financial Corp.	57,200,947
368,400		Fannie Mae	21,514,560
405,900	L	Goldman Sachs Group, Inc.	41,409,918
264,500	L	Lehman Brothers Holdings, Inc.	26,259,560
408,200		Morgan Stanley	21,418,254
			332,027,441
		Electric: 2.5%
670,800	L	Entergy Corp.	50,678,940
468,500		Public Service Enterprise Group, Inc.	28,494,170
			79,173,110
		Electronics: 2.0%
401,100		Agilent Technologies, Inc.	9,233,322
1,793,500	L	Jabil Circuit, Inc.	55,114,255
			64,347,577
		Engineering and Construction: 0.5%
302,154	@,L	Jacobs Engineering Group, Inc.	16,999,184
			16,999,184
		Food: 0.4%
429,200		McCormick & Co., Inc.	14,026,256
			14,026,256
		Hand/Machine Tools: 1.1%
764,000	L	Stanley Works	34,792,560
			34,792,560
		Healthcare-Products: 4.6%
1,141,700		Baxter Intl., Inc.	42,357,070
75,000	L	Guidant Corp.	5,047,500
1,150,800		Johnson & Johnson	74,802,000
451,700		Medtronic, Inc.	23,393,543
			145,600,113
		Healthcare-Services: 1.2%
1,040,800	@,L	Health Net, Inc.	39,716,928
			39,716,928
		Housewares: 0.3%
395,000	L	Newell Rubbermaid, Inc.	9,416,800
			9,416,800
		Insurance: 1.5%
374,900	L	American Intl. Group, Inc.	21,781,690
632,400		St. Paul Travelers Cos., Inc.	24,998,772
			46,780,462

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet: 0.9%
457,200	@,L	eBay, Inc.	$15,092,172
392,300	@	Yahoo!, Inc.	13,593,195
			28,685,367
		Investment Companies: 1.1%
775,000	L	Consumer Staples Select Sector SPDR Fund	17,631,250
668,100	L	Materials Select Sector SPDR Fund	18,132,234
			35,763,484
		Leisure Time: 1.1%
756,261	L	Royal Caribbean Cruises Ltd.	36,572,782
			36,572,782
		Lodging: 1.1%
1,482,573	L	Hilton Hotels Corp.	35,359,366
			35,359,366
		Media: 4.0%
283,300	@,L	Cablevision Systems Corp.	9,122,260
3,024,600	@,L	Time Warner, Inc.	50,541,066
1,273,965		Viacom, Inc.	40,792,359
1,087,900	L	Walt Disney Co.	27,393,322
			127,849,007
		Mining: 0.7%
815,040	L	Alcoa, Inc.	21,296,995
			21,296,995
		Miscellaneous Manufacturing: 7.4%
631,100	L	Danaher Corp.	33,031,774
3,666,100		General Electric Co.	127,030,365
2,584,700	@@	Tyco Intl. Ltd.	75,473,240
			235,535,379
		Oil and Gas: 7.6%
160,000	L	Anadarko Petroleum Corp.	13,144,000
860,700	L	Ensco Intl., Inc.	30,770,025
764,200	L	EOG Resources, Inc.	43,406,560
1,819,800		Exxon Mobil Corp.	104,583,906
587,100	@,L	Plains Exploration & Production Co.	20,859,663
851,233		XTO Energy, Inc.	28,933,410
			241,697,564
		Oil and Gas Services: 2.2%
783,000	L	Halliburton Co.	37,443,060
434,000	L	Schlumberger Ltd.	32,957,960
			70,401,020
		Pharmaceuticals: 6.6%
485,300	@	Gilead Sciences, Inc.	21,348,347
3,387,000		Pfizer, Inc.	93,413,460
1,466,600	@@,L	Teva Pharmaceutical Industries Ltd. ADR	45,669,924
1,107,500		Wyeth	49,283,750
			209,715,481
		Retail: 3.4%
795,400		Dollar General Corp.	16,194,344
532,900		Home Depot, Inc.	20,729,810
774,500	L	Tiffany & Co.	25,372,620
972,300		Wal-Mart Stores, Inc.	46,864,860
			109,161,634
		Semiconductors: 3.6%
1,156,000		Intel Corp.	$30,125,360
357,000	@,@@,L	Marvell Technology Group Ltd.	13,580,280
1,259,600	L	Maxim Integrated Products, Inc.	48,129,316
2,415,518	@@,L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,029,527
			113,864,483
		Software: 7.9%
1,956,902	@	Activision, Inc.	32,328,021
1,157,500	@,@@,L	Business Objects SA ADR	30,442,250
755,200		First Data Corp.	30,313,728
4,432,000		Microsoft Corp.	110,090,880
3,599,500	@	Oracle Corp.	47,513,400
			250,688,279
		Telecommunications: 6.6%
2,591,437	@	Cisco Systems, Inc.	49,522,361
2,080,700		Motorola, Inc.	37,993,582
1,321,500		Qualcomm, Inc.	43,622,716
807,617		SBC Communications, Inc.	19,180,904
1,780,800	L	Sprint Corp.	44,680,272
416,000		Verizon Communications, Inc.	14,372,800
			209,372,635
		Total Common Stock (Cost $2,737,395,701)	3,015,469,935

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 21.6%

		Commercial Paper: 2.2%
$15,000,000	#	Crown Point Capital Co LLC, 3.440%, due 07/15/05	14,978,505
10,000,000		DaimlerChrysler NA Holding Corp, 3.280%, due 07/08/05	9,992,711
5,000,000		SBC Communications, 3.180%, due 07/14/05	4,993,817
14,842,000		Time Warner, 3.200%, due 07/06/05	14,834,085
25,000,000		Viacom, 3.480%, due 07/05/05	24,987,916
			69,787,034
		Total Commercial Paper (Cost $69,794,892)	69,787,034
		Repurchase Agreement: 2.5%

77,751,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $77,758,235 to be received upon repurchase (Collateralized by $79,580,000 various Federal National Mortgage Association, 3.410%-6.000%, Market Value plus accrued Interest $79,952,787, due 12/15/05-08/30/07)	77,751,000
		Total Repurchase Agreement (Cost $77,751,000)	77,751,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
	Securities Lending Collateralcc: 16.9%
$540,958,508	The Bank of New York Institutional Cash Reserves Fund		$540,958,508
	Total Securities Lending Collateral (Cost $540,958,508)		540,958,508
	Total Short-Term Investments (Cost $688,504,400)		688,496,542
	Total Investments In Securities (Cost $3,425,900,101)*	116.0%	$3,703,966,477
	Other Assets and Liabilities-Net	(16.0)	(510,735,767)
	Net Assets	100.0%	$3,193,230,710

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005
*	Cost for federal income tax purposes is $3,448,573,044. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$313,154,544
	Gross Unrealized Depreciation	(57,761,109)
	Net Unrealized Appreciation	$255,393,435

Information concerning open futures contracts for the ING VP Growth & Income Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain
S&P 500 Future	439	$131,206,125	09/15/05	$737,437

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of -16.4% of net assets and 16.1% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.7%

		Agriculture: 2.4%
66,620		Monsanto Co.	$4,188,399
			4,188,399
		Apparel: 2.4%
96,100	@	Coach, Inc.	3,226,077
9,500	L	Nike, Inc.	822,700
			4,048,777
		Beverages: 2.5%
80,900		PepsiCo, Inc.	4,362,937
			4,362,937
		Biotechnology: 1.8%
38,400	@,L	Genentech, Inc.	3,082,752
			3,082,752
		Computers: 7.4%
101,400	@	Apple Computer, Inc.	3,732,534
142,100	@	Dell, Inc.	5,614,371
242,100	@,L	EMC Corp.	3,319,191
			12,666,096
		Cosmetics/Personal Care: 3.5%
117,500		Gillette Co.	5,949,025
			5,949,025
		Diversified Financial Services: 1.8%
30,900	L	Goldman Sachs Group, Inc.	3,152,418
			3,152,418
		Electronics: 1.5%
83,100	@,L	Jabil Circuit, Inc.	$2,553,663
			2,553,663
		Food: 1.0%
25,900		Wm. Wrigley Jr. Co.	1,782,956
			1,782,956
		Healthcare-Products: 8.9%
23,884	@@	Alcon, Inc.	2,611,715
117,900	L	Johnson & Johnson	7,663,501
113,500	@	St. Jude Medical, Inc.	4,949,735
			15,224,951
		Healthcare-Services: 6.3%
41,100	@	Coventry Health Care, Inc.	2,907,825
32,357	@,L	DaVita, Inc.	1,471,596
70,200		UnitedHealth Group, Inc.	3,660,228
40,600	@	WellChoice, Inc.	2,820,482
			10,860,131
		Insurance: 2.0%
28,200		Allstate Corp.	1,684,950
22,100		Hartford Financial Services Group, Inc.	1,652,638
			3,337,588
		Internet: 5.1%
39,400	@,L	eBay, Inc.	1,300,594
3,500	@,L	Google, Inc.	1,029,525
56,900	@	VeriSign, Inc.	1,636,444
139,500	@	Yahoo!, Inc.	4,833,675
			8,800,238
		Lodging: 2.2%
43,900		Marriott Intl., Inc.	2,994,858
21,600	@,L	MGM Mirage	854,928
			3,849,786
		Media: 1.0%
37,000		McGraw-Hill Cos., Inc.	1,637,250
			1,637,250
		Miscellaneous Manufacturing: 5.1%
24,994		Danaher Corp.	1,308,186
215,160		General Electric Co.	7,455,294
			8,763,480
		Oil and Gas: 2.4%
26,831		EOG Resources, Inc.	1,524,001
48,752	@	Transocean, Inc.	2,631,145
			4,155,146
		Oil and Gas Services: 4.0%
85,200	L	Halliburton Co.	4,074,264
35,600		Schlumberger Ltd.	2,703,464
			6,777,728
		Packaging and Containers: 1.2%
84,957	@	Owens-Illinois, Inc.	2,128,173
			2,128,173

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Pharmaceuticals: 7.6%
50,100	@	Barr Pharmaceuticals, Inc.		$2,441,874
123,600	@,L	Gilead Sciences, Inc.		5,437,164
28,486	@,L	Kos Pharmaceuticals, Inc.		1,865,833
105,800	@@,L	Teva Pharmaceutical Industries Ltd. ADR		3,294,612
				13,039,483
		Retail: 8.7%
106,800		CVS Corp.		3,104,676
18,700	L	Federated Department Stores, Inc.		1,370,336
25,900		J.C. Penney Co., Inc. Holding Co.		1,361,822
50,000		Michaels Stores, Inc.		2,068,500
126,900	@	Office Depot, Inc.		2,898,396
11,700	@	Sears Holdings Corp.		1,753,479
106,500		Staples, Inc.		2,270,580
				14,827,789
		Semiconductors: 5.6%
108,800	@,L	Altera Corp.		2,156,416
196,900		Intel Corp.		5,131,214
62,200	@,@@	Marvell Technology Group Ltd.		2,366,088
				9,653,718
		Software: 7.4%
106,600	@	Activision, Inc.		1,761,032
193,100		Microsoft Corp.		4,796,604
321,100	@	Oracle Corp.		4,238,520
74,000	@,L	Veritas Software Corp.		1,805,600
				12,601,756
		Telecommunications: 5.9%
72,400	@,@@	Amdocs Ltd.		1,913,532
98,400		Motorola, Inc.		1,796,784
160,600	@@	Nokia Oyj ADR		2,672,384
50,100		QUALCOMM, Inc.		1,653,801
80,500	L	Sprint Corp.		2,019,745
				10,056,246
		Total Common Stock (Cost $149,536,388)		167,500,486

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 18.7%

		Repurchase Agreement: 2.6%
$4,557,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $4,557,424 to be received upon repurchase (Collateralized by $3,800,000 Federal National Mortgage Association, 3.410%-6.250%, Market Value plus accrued interest $4,649,126, due 08/30/07-05/15/29)		4,557,000
		Total Repurchase Agreement (Cost $4,557,000)		4,557,000

		Securities Lending Collateralcc: 16.1%
$27,569,919		The Bank of New York Institutional Cash Reserves Fund		$27,569,919
		Total Securities Lending Collateral (Cost $27,569,919)		27,569,919
		Total Short-Term Investments (Cost $32,126,919)		32,126,919
		Total Investments In Securities (Cost $181,663,307)*	116.4%	$199,627,405
		Other Assets and Liabilities-Net	(16.4)	(28,148,183)
		Net Assets	100.0%	$171,479,222

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005
*	Cost for federal income tax purposes is $184,086,188. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,541,217
	Gross Unrealized Depreciation	(1,773,753)
	Net Unrealized Appreciation	$17,314,970

Information concerning open futures contracts for the ING VP Growth Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss
S&P 500 Future	11	$3,287,625	09/15/05	$(61,549)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of -26.4% of net assets and 25.8% of net assets for short-term investments related to securities lending.

(1)   Includes eight industries, which each represent 2 - 3% of net assets.

(2)   Includes twelve industries, which each represent 1 - 2% of net assets.

(3)   Includes seventeen industries, which each represent less than 1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.0%

		Aerospace/Defense: 4.7%
113,400	L	DRS Technologies, Inc.	$5,815,152
136,050		Engineered Support Systems, Inc.	4,874,672
57,850	@	Innovative Solutions & Support, Inc.	1,942,025
73,000	@	MTC Technologies, Inc.	2,688,590
180,250	@	Teledyne Technologies, Inc.	5,872,544
			21,192,983
		Airlines: 0.4%
351,300	@,L	Northwest Airlines Corp.	1,601,928
			1,601,928
		Apparel: 0.9%
186,000	@,L	Warnaco Group, Inc.	4,324,500
			4,324,500
		Banks: 5.8%
218,000	@@	Banco Latinoamericano de Exportaciones SA	3,913,100
363,500	@@	BanColombia SA ADR	5,812,365
105,000	L	First Republic Bank	3,709,650
195,000		Hudson United BanCorp	7,039,500
47,100		IBERIABANK Corp.	2,901,831
91,800		Texas Regional Bancshares, Inc.	2,798,064
			26,174,510
		Biotechnology: 0.3%
206,000	@,L	Incyte Corp.	1,472,900
			1,472,900
		Building Materials: 1.4%
35,000	L	Eagle Materials, Inc.	$3,240,650
60,000	@	Genlyte Group, Inc.	2,924,400
			6,165,050
		Chemicals: 0.8%
82,000	@,@@,L	Braskem SA ADR	1,375,960
300,000	@,L	Terra Industries, Inc.	2,043,000
			3,418,960
		Coal: 0.3%
71,300	@, L	Westmoreland Coal Co.	1,467,354
			1,467,354
		Commercial Services: 2.6%
105,400	@,L	Bright Horizons Family Solutions, Inc.	4,291,888
63,000	@	Exponent, Inc.	1,800,540
240,000	@,L	Resources Connection, Inc.	5,575,200
			11,667,628
		Computers: 3.5%
113,000		Agilysys, Inc.	1,774,100
540,000	@,L	Brocade Communications Systems, Inc.	2,095,200
120,000	@	Brooktrout, Inc.	1,339,200
505,200	@,L	InterVoice, Inc.	4,359,876
188,650		MTS Systems Corp.	6,334,867
			15,903,243
		Distribution/Wholesale: 1.2%
131,000		Watsco, Inc.	5,580,600
			5,580,600
		Diversified Financial Services: 0.8%
500,000	@,L	Knight Capital Group, Inc.	3,810,000
			3,810,000
		Electric: 0.5%
400,000	@@	Cia Paranaense de Energia ADR	2,244,000
			2,244,000
		Electrical Components and Equipment: 2.0%
177,000		Ametek, Inc.	7,407,450
219,000	@,L	Artesyn Technologies, Inc.	1,905,300
			9,312,750
		Electronics: 2.6%
165,000	L	CTS Corp.	2,027,850
59,800	@,L	NVE Corp.	931,086
203,300	@	SBS Technologies, Inc.	1,886,624
172,650	@,L	Trimble Navigation Ltd.	6,728,171
			11,573,731
		Energy-Alternate Sources: 1.3%
169,000	@,L	Headwaters, Inc.	5,810,220
			5,810,220
		Engineering and Construction: 0.9%
75,000	@,L	Washington Group Intl., Inc.	3,834,000
			3,834,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Entertainment: 1.3%
130,700	@,L	Macrovision Corp.	$2,945,978
175,000	@,L	Sunterra Corp.	2,836,750
			5,782,728
		Food: 2.4%
175,000		Corn Products Intl., Inc.	4,158,000
93,000	L	Sanderson Farms, Inc.	4,225,920
1,330		Seaboard Corp.	2,213,120
			10,597,040
		Gas: 0.8%
75,000	L	New Jersey Resources Corp.	3,618,750
			3,618,750
		Healthcare-Products: 0.8%
78,000	@,L	Intralase Corp.	1,530,360
84,300	@,L	Wright Medical Group, Inc.	2,250,810
			3,781,170
		Healthcare-Services: 5.6%
204,400	@,L	Kindred Healthcare, Inc.	8,096,284
118,100	@,L	Matria Healthcare, Inc.	3,806,363
105,000	@,L	Sierra Health Services, Inc.	7,503,300
114,000	@,L	United Surgical Partners Intl., Inc.	5,937,120
			25,343,067
		Household Products/Wares: 1.8%
163,420	@	Central Garden & Pet Co.	8,027,190
			8,027,190
		Insurance: 0.9%
64,500		Commerce Group, Inc.	4,006,095
			4,006,095
		Internet: 2.0%
64,000	@,L	Equinix, Inc.	2,773,760
15,229	@,L	Imergent, Inc.	161,427
250,000	@,L	ValueClick, Inc.	3,082,500
59,000	@,L	Websense, Inc.	2,834,950
			8,852,637
		Investment Companies: 0.9%
221,000		Apollo Investment Corp.	4,073,030
			4,073,030
		Iron/Steel: 0.6%
32,000		Carpenter Technology Corp.	1,657,600
290,000	@@	Gerdau AmeriSteel Corp.	1,223,800
			2,881,400
		Leisure Time: 0.5%
189,000	@,L	K2, Inc.	2,396,520
			2,396,520
		Lodging: 1.7%
294,450	@	Interstate Hotels & Resorts, Inc.	1,445,750
687,000	@	La Quinta Corp.	6,409,710
			7,855,460
		Machinery-Construction and Mining: 1.8%
205,350	@,L	Terex Corp.	8,090,790
			8,090,790
		Machinery-Diversified: 1.9%
49,000	@,L	Middleby Corp.	$2,590,140
273,700	L	Washington Air Break Technologies Corp.	5,879,076
			8,469,216
		Media: 1.5%
266,700	@,L	4Kids Entertainment, Inc.	5,301,996
43,650		Liberty Corp.	1,606,757
			6,908,753
		Mining: 0.3%
97,000	@,@@	Inmet Mining Corp.	1,255,266
			1,255,266
		Miscellaneous Manufacturing: 0.7%
124,025	@,L	Ceradyne, Inc.	2,985,282
			2,985,282
		Oil and Gas: 5.0%
219,000	@,L	Denbury Resources, Inc.	8,709,630
72,500	@,L	Giant Industries, Inc.	2,610,000
234,000	@,L	Southwestern Energy Co.	10,993,320
			22,312,950
		Oil and Gas Services: 2.5%
114,500	@,@@	Core Laboratories NV	3,070,890
86,500	@	Hydril Co.	4,701,275
145,400	@,L	Oil States Intl., Inc.	3,659,718
			11,431,883
		Pharmaceuticals: 3.0%
225,000	@,L	Alkermes, Inc.	2,974,500
180,950	@,L	Amylin Pharmaceuticals, Inc.	3,787,284
106,000	@,L	Atherogenics, Inc.	1,693,880
202,200	@,L	Critical Therapeutics, Inc.	1,419,444
265,000	@,L	Discovery Laboratories, Inc.	1,931,850
83,000	@,L	Idenix Pharmaceuticals, Inc.	1,799,440
			13,606,398
		Real Estate Investment Trusts: 9.6%
265,000		Acadia Realty Trust	4,942,250
76,400		Alexandria Real Estate Equities, Inc.	5,611,580
131,800		Corporate Office Properties Trust	3,881,510
161,500		Gramercy Capital Corp.	3,950,290
310,700		Innkeepers USA Trust	4,641,858
167,400		LaSalle Hotel Properties	5,492,394
236,000		Newcastle Investment Corp.	7,115,399
136,000		Reckson Associates Realty Corp.	4,562,800
46,450		SL Green Realty Corp.	2,996,025
			43,194,106
		Retail: 5.4%
152,800	@,L	Aeropostale, Inc.	5,134,080
95,000	L	Brown Shoe Co., Inc.	3,719,250
119,200		Claire’s Stores, Inc.	2,866,760
122,000	@,L	Electronics Boutique Holdings Corp.	7,745,780
95,644	@,L	Syms Corp.	1,405,010
87,000	@	The Pantry, Inc.	3,369,510
			24,240,390

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value

		Savings and Loans: 1.6%
375,000	L	First Niagara Financial Group, Inc.		$5,467,500
33,800		WSFS Financial Corp.		1,849,198
				7,316,698
		Semiconductors: 2.4%
113,300	@,L	ADE Corp.		3,178,065
250,000	@,L	Integrated Device Technology, Inc.		2,687,500
132,300	@,L	Varian Semiconductor Equipment Associates, Inc.		4,895,100
				10,760,665
		Software: 5.2%
131,000	@,L	Avid Technology, Inc.		6,979,680
94,500	@,L	Filenet Corp.		2,375,730
715,000	@,L	Informatica Corp.		5,998,850
137,500	@	Progress Software Corp.		4,145,625
136,300	@,L	THQ, Inc.		3,989,501
				23,489,386
		Telecommunications: 2.1%
100,000	@@,L	Brasil Telecom Participacoes SA ADR		3,610,000
200,000	@,L	Netgear, Inc.		3,720,000
134,000		Otelco, Inc.		2,047,520
				9,377,520
		Transportation: 2.1%
80,250		Forward Air Corp.		2,268,668
104,800	@	HUB Group, Inc.		2,625,240
145,000	@	Landstar System, Inc.		4,367,400
				9,261,308
		Trucking and Leasing: 1.1%
145,400		GATX Corp.		5,016,300
				5,016,300
		Water: 0.5%
140,000	@@,L	Cia de Saneamento Basico do Estado de Sao Paulo ADR		2,107,000
				2,107,000
		Total Common Stock (Cost $370,980,320)		432,593,355

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 30.4%

		Repurchase Agreement: 4.6%
$20,724,000		Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $20,725,923 to be received upon repurchase (Collateralized by $20,835,000 Various U.S. Government Agency Obligations, 2.700%-6.875%, Market Value plus accrued Interest $21,139,064, due 08/15/05-07/15/32)		20,724,000
		Total Repurchase Agreement (Cost $20,724,000)		20,724,000

		Securities Lending Collateralcc: 25.8%
$116,294,747		The Bank of New York Institutional Cash Reserves Fund		$116,294,747
		Total Securities Lending Collateral (Cost $116,294,747)		116,294,747
		Total Short-Term Investments (Cost $137,018,067)		137,018,747
		Total Investments In Securities (Cost $507,999,067)*	126.4%	$569,612,102
		Other Assets and Liabilities-Net	(26.4)	(118,993,991)
		Net Assets	100.0%	$450,618,111

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005
*	Cost for federal income tax purposes is $508,062,618. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$80,557,641
	Gross Unrealized Depreciation	(19,008,157)
	Net Unrealized Appreciation	$61,549,484

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of -12.4% of net assets and 11.4% of net assets for short-term investments related to securities lending.

(1)   Includes seven industries, which each represent 2 - 3% of net assets.

(2)   Includes seventeen industries, which each represent less than 2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.6%

		Aerospace/Defense: 1.9%
34,600		General Dynamics Corp.	$3,790,084
			3,790,084
		Agriculture: 2.9%
91,200		Altria Group, Inc.	5,896,992
			5,896,992
		Apparel: 1.2%
28,600	L	Nike, Inc.	2,476,760
			2,476,760
		Banks: 9.0%
180,100		Bank of America Corp.	8,214,361
64,300		The Bank of New York Co., Inc.	1,850,554
117,200		Wells Fargo & Co.	7,217,176
14,300		Zions Bancorporation	1,051,479
			18,333,570
		Beverages: 1.7%
48,200		Coca-Cola Co.	2,012,350
24,700	L	Molson Coors Brewing Co.	1,531,400
			3,543,750
		Building Materials: 1.4%
91,000		Masco Corp.	2,890,160
			2,890,160
		Chemicals: 4.1%
80,600		Dow Chemical Co.	3,589,118
63,900	L	Lyondell Chemical Co.	1,688,238
65,300		Praxair, Inc.	$3,042,980
			8,320,336
		Coal: 1.4%
56,800		Peabody Energy Corp.	2,955,872
			2,955,872
		Computers: 2.7%
74,600		International Business Machines Corp.	5,535,320
			5,535,320
		Diversified Financial Services: 15.4%
38,900	L	Capital One Financial Corp.	3,112,389
115,500		Citigroup, Inc.	5,339,565
117,700		Countrywide Financial Corp.	4,544,397
69,300		Freddie Mac	4,520,439
137,800		J.P. Morgan Chase & Co.	4,867,096
11,300		Lehman Brothers Holdings, Inc.	1,121,864
67,400		Merrill Lynch & Co., Inc.	3,707,674
83,100		Morgan Stanley	4,360,257
			31,573,681
		Electric: 2.7%
35,800		Entergy Corp.	2,704,690
74,800		PG&E Corp.	2,807,992
			5,512,682
		Electrical Components and Equipment: 1.6%
51,800		Emerson Electric Co.	3,244,234
			3,244,234
		Electronics: 1.2%
99,200	@@	Koninklijke Philips Electronics NV	2,498,848
			2,498,848
		Entertainment: 0.5%
55,600	L	Regal Entertainment Group	1,049,728
			1,049,728
		Food: 3.2%
31,000		McCormick & Co., Inc.	1,013,080
54,100	@@	Nestle SA ADR	3,462,806
75,100	@	Smithfield Foods, Inc.	2,047,977
			6,523,863
		Forest Products and Paper: 0.5%
31,400		International Paper Co.	948,594
			948,594
		Gas: 1.3%
65,700		Sempra Energy	2,714,067
			2,714,067
		Healthcare-Services: 2.1%
81,200		Quest Diagnostics, Inc.	4,325,524
			4,325,524
		Household Products/Wares: 1.7%
55,600	L	Kimberly-Clark Corp.	3,480,004
			3,480,004

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Insurance: 4.2%
56,100		American Intl. Group, Inc.		$3,259,410
95,100		MetLife, Inc.		4,273,794
26,700		St. Paul Travelers Cos., Inc.		1,055,451
				8,588,655
		Leisure Time: 1.2%
50,000	L	Royal Caribbean Cruises Ltd.		2,418,000
				2,418,000
		Lodging: 1.0%
35,700	@,@@,L	Kerzner Intl., Ltd.		2,033,115
				2,033,115
		Media: 3.1%
63,200	L	Gannett Co., Inc.		4,495,416
54,900	L	Tribune Co.		1,931,382
				6,426,798
		Mining: 0.7%
52,600		Alcoa, Inc.		1,374,438
				1,374,438
		Miscellaneous Manufacturing: 5.4%
41,500		Danaher Corp.		2,172,110
144,300		General Electric Co.		4,999,995
133,100	@@,L	Tyco Intl. Ltd.		3,886,520
				11,058,625
		Office/Business Equipment: 0.8%
113,800	@,L	Xerox Corp.		1,569,302
				1,569,302
		Oil and Gas: 12.0%
36,400		Apache Corp.		2,351,440
34,300	@@	BP PLC ADR		2,139,634
66,600		Cabot Oil & Gas Corp.		2,311,020
50,000		ConocoPhillips		2,874,500
43,500	L	EOG Resources, Inc.		2,470,800
124,600		Exxon Mobil Corp.		7,160,762
97,900	@	Plains Exploration & Production Co.		3,478,387
49,100		XTO Energy, Inc.		1,668,909
				24,455,452
		Oil and Gas Services: 2.8%
42,200		BJ Services Co.		2,214,656
71,500	L	Halliburton Co.		3,419,130
				5,633,786
		Pharmaceuticals: 4.3%
216,800		Pfizer, Inc.		5,979,344
93,300	@@,L	Teva Pharmaceutical Industries Ltd. ADR		2,905,362
				8,884,706
		Real Estate Investment Trusts: 0.8%
62,100	@	KKR Financial Corp.		1,552,500
				1,552,500
		Retail: 1.1%
84,600		McDonald’s Corp.		2,347,650
				2,347,650
		Savings and Loans: 2.2%
200,500	L	Sovereign Bancorp, Inc.		$4,479,170
				4,479,170
		Software: 1.5%
123,300		Microsoft Corp.		3,062,772
				3,062,772
		Telecommunications: 2.0%
175,100		SBC Communications, Inc.		4,158,625
				4,158,625
		Total Common Stock (Cost $191,371,763)		203,657,663

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 12.9%

		Securities Lending Collateralcc: 12.9%
$26,281,689		The Bank of New York Institutional Cash Reserves Fund		26,281,689
		Total Securities Lending Collateral (Cost $26,281,689)		26,281,689
		Total Investments In Securities (Cost $217,653,452)*	112.5%	$229,939,352
		Other Assets and Liabilities-Net	(12.5)	(25,496,543)
		Net Assets	100.0%	$204,442,809

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $218,617,005. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$17,559,627
	Gross Unrealized Depreciation	(6,237,280)
	Net Unrealized Appreciation	$11,322,347

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of -38.7% of net assets and 21.7% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/NOTES: 23.4%

		Agriculture: 0.1%
$1,511,000	#	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$1,514,778
			1,514,778
		Auto Manufacturers: 0.1%
255,000		Ford Motor Co., 7.450%, due 07/16/31	213,423
941,000		General Motors Corp., 7.400%, due 09/01/25	726,922
			940,345
		Banks: 5.3%
3,160,000	@@,C,L	Australia & New Zealand Banking Group Ltd., 3.556%, due	2,719,243
2,377,000	@@,#,S	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.720%, due 12/09/09	2,384,526
3,732,000	@@,S	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	4,308,486
2,530,000	@@,C	Bank of Ireland, 3.689%, due 12/29/49	2,223,597
2,740,000	@@,C	Bank of Nova Scotia, 2.318%, due 08/31/85	2,336,669
3,812,000	C,S	BankAmerica Capital II, 8.000%, due 12/15/26	4,122,545
$3,378,000	@@,#,C,L	Chuo Mitsui Trust & Banking Co Ltd/The, 5.506%, due 04/15/49	$3,324,824
2,134,000	@@,#,C,L	Danske Bank A/S, 5.914%, due 12/29/49	2,301,086
2,660,000	@@,C	Den Norske Bank ASA, 3.250%, due 08/29/49	2,221,100
3,525,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	4,508,863
2,425,000	@@,#,S	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	2,464,081
2,000	C,S	Fleet Capital Trust II, 7.920%, due 12/11/26	2,160
2,237,000	@@,#,C	HBOS Capital Funding LP, 6.071%, due 06/30/49	2,418,915
7,150,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	6,356,149
3,670,000	@@,C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	3,189,274
3,519,000	C,S	M&T Bank Corp., 3.850%, due 04/01/13	3,479,513
2,480,000	C,S	Mellon Capital I, 7.720%, due 12/01/26	2,664,381
2,550,000	@@,C	National Australia Bank Ltd., 3.514%, due 10/29/49	2,276,645
1,351,000	C,S	NB Capital Trust, 7.830%, due 12/15/26	1,457,216
1,266,000	C,S	NB Capital Trust IV, 8.250%, due 04/15/27	1,384,998
3,087,000	S	PNC Funding Corp., 4.500%, due 03/10/10	3,106,886
4,964,000	#,C,L	Rabobank Capital Funding II, 5.260%, due 12/29/49	5,115,402
7,850,000	@@,C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	6,924,892
2,560,000	@@,C	Societe Generale, 3.625%, due 11/29/49	2,256,735
6,590,000	@@,C,L	Standard Chartered PLC, 3.750%, due 11/29/49	5,255,525
2,510,000	@@	Standard Chartered PLC, 3.813%, due 07/29/49	2,014,275
2,620,000	@@	Westpac Banking Corp., 3.556%, due 09/30/49	2,273,681
			83,091,667
		Beverages: 0.4%
2,913,000	@@,#,S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	3,382,722
2,340,000	@@,S	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	2,901,600
2,000	S	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	2,088
			6,286,410
		Chemicals: 0.5%
874,000	@@,#,S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	890,979
6,014,000		Union Carbide Corp., 7.750%, due 10/01/96	6,621,402
			7,512,381

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Diversified Financial Services: 5.3%
$948,000	@@,#,I,S	Alpine III, 3.800%, due 08/16/14	$950,549
948,000	@@,#,I,S	Alpine III, 4.218%, due 08/16/14	950,070
502,000	@@,#,I,S	Alpine III, 6.000%, due 08/16/14	503,978
1,460,000	@@,#,I,S	Alpine III, 9.268%, due 08/16/14	1,465,821
959,967	@@,#,C,S	Arcel Finance Ltd., 5.984%, due 02/01/09	986,150
1,959,000	@@,#,S	Arcel Finance Ltd., 6.361%, due 05/01/12	1,968,123
2,174,000	@@,#,C,S	Arcel Finance Ltd., 7.048%, due 09/01/11	2,257,873
1,020,000		Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	1,101,965
745,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	804,108
5,600,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	5,570,250
1,223,000	@@,#,S	Bosphorus Financial Services Ltd., 5.068%, due 02/15/12	1,224,701
4,840,000	@@,#,S	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due	4,912,600
2,457,000	C	Citigroup Capital II, 7.750%, due 12/01/36	2,631,142
4,948,000	#,C,S	Corestates Capital Trust I, 8.000%, due 12/15/26	5,361,123
1,225,000	@@,C	Financiere CSFB NV, 3.625%, due 03/29/49	1,052,361
1,063,000		Ford Motor Credit Co., 7.875%, due 06/15/10	1,051,515
1,115,000	L	General Motors Acceptance Corp., 7.250%, due 03/02/11	1,046,684
3,311,000	S	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	3,308,739
3,011,000		HSBC Finance Corp, 5.000%, due 06/30/15	3,040,430
2,798,000	#	HVB Funding Trust I, 8.741%, due 06/30/31	3,836,553
1,374,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	1,933,518
1,499,000	S	International Lease Finance Corp., 5.000%, due 04/15/10	1,530,164
2,959,000	C,S	JPM Capital Trust I, 7.540%, due 01/15/27	3,188,959
3,276,000	C,S	JPM Capital Trust II, 7.950%, due 02/01/27	3,560,321
3,853,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	3,972,509
3,544,000	@@,#,S	Mantis Reef Ltd., 4.799%, due 11/03/09	3,553,650
2,855,000		Paribas, 3.555%, due 12/31/49	2,542,083
6,892,773	@@,#,C,S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	7,072,365
1,000,000,00	@@	Takefuji Corp., 1.000%, due 03/01/34	4,912,914
2,500,000		Twin Reefs Pass-Through Trust, 4.190%, due 12/10/49	2,484,000
$1,702,000	@@,C,L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	$1,883,694
2,351,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,580,128
			83,239,040
		Electric: 3.2%
3,852,170	C,S	CE Generation LLC, 7.416%, due 12/15/18	4,102,950
5,034,000	C,S	Consumers Energy Co., 4.250%, due 04/15/08	5,030,723
1,005,000	C,S	Consumers Energy Co., 5.150%, due 02/15/17	1,016,423
440,000	@@,S	Empresa Nacional de Electricidad SA/Chile, 8.500%, due 04/01/09	489,588
3,430,000	@@,S	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	4,107,514
3,427,000	C,S	Enterprise Capital Trust II, 4.710%, due 06/30/28	3,398,412
3,433,000	C,L,S	FirstEnergy Corp., 6.450%, due 11/15/11	3,755,908
5,879,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	7,209,552
1,982,000	#,C,S	Juniper Generation LLC, 6.790%, due 12/31/14	1,976,330
1,148,000	#,S	NorthWestern Corp, 5.875%, due 11/01/14	1,182,440
1,081,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	1,195,608
2,281,000	#,S	Pinnacle West Energy Corp, 3.630%, due 04/01/07	2,282,508
2,507,000	C,S	Potomac Edison Co., 5.000%, due 11/01/06	2,527,259
543,099	#,S	Power Contract Financing LLC, 5.200%, due 02/01/06	546,836
1,877,000	#,S	Power Contract Financing LLC, 6.256%, due 02/01/10	1,949,219
704,032	S	PPL Montana LLC, 8.903%, due 07/02/20	795,996
998,000	S	Sierra Pacific Power Co., 6.250%, due 04/15/12	1,030,435
2,508,000	#,S	TECO Energy Inc., 6.750%, due 05/01/15	2,671,020
1,344,995	#,S	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	1,439,670
2,836,000	S	TXU Corp., 4.446%, due 11/16/06	2,847,568
			49,555,959
		Food: 0.8%
1,008,000	S	Delhaize America, Inc., 8.050%, due 04/15/27	1,110,014
1,496,000	S	Delhaize America, Inc., 8.125%, due 04/15/11	1,685,370
999,000		Delhaize America, Inc., 9.000%, due 04/15/31	1,252,226
3,704,000	C,S	Safeway, Inc., 4.800%, due 07/16/07	3,733,450
5,300,000	C,S	Tyson Foods, Inc., 7.250%, due 10/01/06	5,495,283
			13,276,343

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Gas: 0.2%
$2,895,000	#,C,S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	$3,022,808
			3,022,808
		Home Builders: 0.3%
5,039,000		KB Home, 6.250%, due 06/15/15	5,148,210
117,000	C,S	Technical Olympic USA, Inc., 9.000%, due 07/01/10	120,949
			5,269,159
		Insurance: 1.2%
1,537,000	L	AIG SunAmerica Global Financing X, 6.900%, due 03/15/32	1,897,477
4,847,000	L,S	Aon Corp., 8.205%, due 01/01/27	5,693,689
570,000	S	GE Global Insurance Holding Corp., 7.000%, due 02/15/26	612,623
1,741,000	#,C,S	North Front Pass-Through Trust, 5.810%, due 12/15/24	1,797,219
2,407,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	2,414,469
5,634,000	#,C	Zurich Capital Trust I, 8.376%, due 06/01/37	6,233,355
			18,648,832
		Lodging: 0.1%
2,508,000	S	MGM Mirage, 5.875%, due 02/27/14	2,448,435
			2,448,435
		Media: 0.6%
26,410	@@,C	CanWest Media, Inc., 8.000%, due 09/15/12	27,929
45,000	S	Clear Channel Communications, Inc., 3.125%, due 02/01/07	43,839
2,058,000	S	COX Communications, Inc., 7.125%, due 10/01/12	2,311,196
2,621,000	S	COX Communications, Inc., 6.850%, due 01/15/18	2,874,611
1,128,000		Time Warner, Inc., 7.625%, due 04/15/31	1,413,211
2,451,000		Time Warner, Inc., 7.700%, due 05/01/32	3,110,564
			9,781,350
		Mining: 0.1%
1,011,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	1,117,155
			1,117,155
		Oil and Gas: 1.7%
2,609,000	S	Amerada Hess Corp., 6.650%, due 08/15/11	2,874,628
2,542,000	@@,#,C,S	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	2,499,610
$1,904,000	@@,#,S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	$2,117,528
50,000	C,S	Energy Partners Ltd., 8.750%, due 08/01/10	52,750
4,188,000	S	Enterprise Products Operating LP, 4.950%, due 06/01/10	4,212,240
2,517,000	S	Kerr-McGee Corp, 6.950%, due 07/01/24	2,613,333
1,092,000	@@,C,L	Nexen, Inc., 5.875%, due 03/10/35	1,113,733
5,455,000	#,S	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	5,640,469
1,190,000	#,S	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	1,190,595
2,338,000	@@,#,S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	2,402,295
1,945,000	L	Valero Energy Corp., 7.500%, due 04/15/32	2,408,509
1,000	S	Valero Energy Corp., 6.125%, due 04/15/07	1,030
			27,126,720
		Pipelines: 0.2%
2,176,000	S	KN Capital Trust III, 7.630%, due 04/15/28	2,554,422
			2,554,422
		Real Estate: 0.5%
3,535,000	C,S	EOP Operating LP, 7.750%, due 11/15/07	3,797,791
665,000	C,S	Liberty Property LP, 6.375%, due 08/15/12	729,434
385,000	S	Liberty Property LP, 6.950%, due 12/01/06	399,434
3,415,000	C,S	Liberty Property LP, 7.750%, due 04/15/09	3,783,646
			8,710,305
		Real Estate Investment Trusts: 0.5%
3,013,000	C,S	Simon Property Group LP, 4.875%, due 03/18/10	3,069,033
4,702,000	C,S	Simon Property Group LP, 6.375%, due 11/15/07	4,911,544
			7,980,577
		Retail: 0.3%
4,062,000	C,S	May Department Stores Co., 3.950%, due 07/15/07	4,035,869
			4,035,869
		Savings and Loans: 0.2%
2,680,000	C,S	Great Western Financial, 8.206%, due 02/01/27	2,912,329
			2,912,329
		Telecommunications: 1.6%
2,493,000	C	AT&T Corp., 9.750%, due 11/15/31	3,256,481

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Telecommunications (continued)
$3,275,000	C,S	BellSouth Corp., 4.200%, due 09/15/09	$3,266,488
2,451,000		British Telecommunications PLC, 8.875%, due 12/15/30	3,470,565
2,100,000	S	Deutsche Telekom International Finance BV, 8.500%, due	2,436,286
1,061,000		New Cingular Wireless Services Inc, 8.125%, due 05/01/12	1,272,947
2,205,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	2,396,965
1,808,000	S	Sprint Capital Corp., 4.780%, due 08/17/06	1,821,687
2,052,000	C,S	Sprint Capital Corp., 8.375%, due 03/15/12	2,471,447
2,451,000	@@,#	Telecom Italia Capital SA, 6.000%, due 09/30/34	2,510,976
2,533,000	L,S	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	2,543,537
			25,447,379
		Transportation: 0.2%
2,807,000	@@,#,S	MISC Capital Ltd., 5.000%, due 07/01/09	2,864,653
			2,864,653
		Total Corporate Bonds/Notes (Cost $363,366,168)	367,336,916

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.9%

		Federal Home Loan Bank: 0.9%
13,620,000	L	3.250%, due 12/17/07	13,434,863
			13,434,863
		Federal Home Loan Mortgage Corporation: 6.1%
27,620,000	C	2.700%, due 03/16/07	27,105,522
13,065,802		3.870%, due 04/15/32	13,161,842
7,553,000		3.875%, due 06/15/08	7,559,654
1,677,590		5.052%, due 04/01/35	1,683,361
5,721,951		5.214%, due 06/01/35	5,766,654
10,131,000		5.500%, due 07/15/34	10,273,462
5,018,000	L	5.875%, due 03/21/11	5,417,112
7,815,325	S	6.000%, due 01/15/29	8,067,690
5,136,000	S	6.000%, due 01/15/29	5,369,014
8,912,006	S	6.000%, due 01/15/29	9,267,084
1,750,000		6.500%, due 07/15/34	1,811,796
753,304		7.500%, due 11/01/28	808,155
			96,291,346
		Federal National Mortgage Association: 26.2%
1,906,000		0.000%, due 07/01/35	1,919,402
1,664,000		0.000%, due 08/01/35	1,687,920
14,594,000	C,L	2.875%, due 05/19/08	14,202,647
3,202,625		3.230%, due 04/25/35	3,206,230
5,075,622	S	3.564%, due 08/25/33	4,967,400
1,746,762	S	4.500%, due 09/25/16	1,749,356
3,684,145		4.500%, due 12/15/16	3,693,455
1,528,682	S	4.500%, due 06/15/17	1,532,967
8,527,951		4.500%, due 10/25/17	8,521,252
11,874,000		4.500%, due 07/15/19	11,822,051
7,571,000	S	4.500%, due 02/15/20	7,411,766
$497,000		4.500%, due 07/15/35	$486,128
6,474,000	C	4.750%, due 12/25/42	6,500,244
2,905,355		4.837%, due 11/01/34	2,940,459
5,304,161		4.947%, due 01/01/35	5,354,978
3,395,000		5.000%, due 07/01/18	3,433,194
1,615,000	S	5.000%, due 05/15/20	1,649,179
9,822,274	S	5.000%, due 08/15/21	9,883,416
7,682,000	S	5.000%, due 04/15/23	7,817,865
95,656,000		5.000%, due 07/15/34	95,685,844
2,279,238		5.080%, due 04/01/35	2,320,075
7,140,000		5.250%, due 08/01/12	7,537,027
33,041		5.500%, due 11/01/16	33,953
176,376		5.500%, due 12/01/16	181,246
22,681		5.500%, due 04/01/17	23,305
63,895		5.500%, due 02/01/18	65,655
14,564		5.500%, due 06/01/18	14,964
92,145		5.500%, due 10/01/18	94,684
5,167,294	S	5.500%, due 11/15/18	5,299,361
12,381,270		5.500%, due 07/15/19	12,710,141
5,618,956		5.500%, due 11/01/32	5,704,343
33,303,242		5.500%, due 11/01/33	33,805,098
43,555,000		5.500%, due 07/15/34	44,153,880
223,881		6.000%, due 06/01/16	231,622
30,640		6.000%, due 08/01/16	31,699
444,843		6.000%, due 10/01/16	460,224
500,855		6.000%, due 01/01/17	518,183
180,203		6.000%, due 02/01/17	186,440
1,272,211		6.000%, due 04/01/17	1,094,298
769,158		6.000%, due 05/01/17	795,777
337,362		6.000%, due 06/01/17	349,037
543,941		6.000%, due 07/01/17	562,766
845,180		6.000%, due 08/01/17	874,421
2,794,183		6.000%, due 09/01/17	2,890,882
12,836		6.000%, due 10/01/17	13,280
700,639		6.000%, due 11/01/17	724,865
14,889		6.000%, due 02/01/18	15,405
645,167		6.000%, due 04/01/18	667,607
205,657		6.000%, due 09/01/18	212,800
190,983		6.000%, due 11/01/18	197,617
276,257		6.000%, due 12/01/18	285,809
818,000		6.000%, due 07/15/20	845,863
13,148,574	S	6.000%, due 07/25/29	13,777,766
5,586,729		6.000%, due 04/25/31	5,858,065
31,893,000		6.000%, due 07/15/34	32,700,275
3,983,990		6.500%, due 08/01/29	4,138,696
376,902		6.500%, due 01/01/32	391,073
277,782		6.500%, due 09/01/32	288,048
731,474		6.500%, due 10/01/32	758,505
16,980,000		6.500%, due 07/15/33	17,574,300
6,405,000	L	6.625%, due 11/15/10	7,203,140
31,489		7.000%, due 08/01/25	33,341
23,267		7.000%, due 10/01/25	24,636
4,488		7.000%, due 11/01/25	4,752
121,720		7.000%, due 12/01/25	128,877
126,463		7.000%, due 02/01/26	133,898
259,996		7.000%, due 03/01/26	275,216
312,352		7.000%, due 01/01/30	329,753
4,145,607		7.000%, due 06/01/31	4,380,805
248,000		7.000%, due 07/15/33	261,485
201,996		7.500%, due 10/01/30	215,904
308,339		7.500%, due 11/01/30	329,569
2,043,821		7.500%, due 06/25/32	2,164,517
2,744,430		7.500%, due 01/25/48	2,914,023
381,317	S	10.000%, due 02/25/19	425,905
			411,680,629

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Government National Mortgage Association: 0.7%
$247,982		3.375%, due 04/20/28	$252,032
174,762		4.125%, due 12/20/29	177,422
4,777,010		6.500%, due 10/15/31	4,996,428
724,210		7.000%, due 04/15/26	769,291
344,150		7.000%, due 05/15/32	364,619
42,720		7.500%, due 04/15/22	46,094
11,844		7.500%, due 05/15/22	12,780
11,040		7.500%, due 06/15/22	11,913
8,440		7.500%, due 08/15/22	9,106
13,979		7.500%, due 06/15/24	15,052
23,893		7.500%, due 01/15/26	25,673
2,549		7.500%, due 07/15/26	2,739
56,441		7.500%, due 03/15/29	60,528
62,983		7.500%, due 04/15/29	67,544
180,522		7.500%, due 08/15/29	193,593
27,485		7.500%, due 09/15/29	29,475
47,513		7.500%, due 10/15/29	50,953
69,186		7.500%, due 12/15/29	74,206
47,712		7.500%, due 01/15/30	51,156
126,888		7.500%, due 02/15/30	136,046
79,457		7.500%, due 05/15/30	85,191
32,324		7.500%, due 06/15/30	34,656
40,279		7.500%, due 07/15/30	43,187
45,977		7.500%, due 08/15/30	49,295
44,074		7.500%, due 10/15/30	47,254
6,061		7.500%, due 11/15/30	6,498
39,527		7.500%, due 12/15/30	42,379
2,482		7.500%, due 01/15/31	2,660
33,877		7.500%, due 02/15/31	36,315
36,529		7.500%, due 03/15/31	39,157
20,305		7.500%, due 04/15/31	21,766
6,185		7.500%, due 09/15/31	6,630
829,579		7.500%, due 12/15/31	889,414
128,561		7.500%, due 01/15/32	137,843
39,627		7.500%, due 02/15/32	42,478
150,298		7.500%, due 03/15/32	161,139
4,193		7.500%, due 04/15/32	4,495
47,668		7.500%, due 05/15/32	51,097
152,874		7.500%, due 06/15/32	163,872
84,184		7.500%, due 07/15/32	90,241
144,451		7.500%, due 08/15/32	154,843
868,288		7.500%, due 09/15/32	930,754
			10,387,814
		Total U.S. Government Agency Obligations (Cost $530,027,711)	531,794,652

U.S. TREASURY OBLIGATIONS: 23.2%

		U.S. Treasury Bonds: 3.7%
11,145,000	S,L	5.375%, due 02/15/31	13,154,588
11,390,000	L	6.250%, due 08/15/23	14,197,908
10,340,000	C,S	10.375%, due 11/15/12	11,896,253
13,481,000	C,S	13.250%, due 05/15/14	18,068,234
			57,316,983
		U.S. Treasury Notes: 18.9%
11,500,000	L,S	1.625%, due 10/31/05	11,441,603
14,370,000		2.000%, due 01/15/14	15,593,550
2,587,000	L	3.500%, due 02/15/10	2,561,839
145,465,000	L,S	3.500%, due 05/31/07	145,067,298
6,240,000	L,S	3.625%, due 06/15/10	6,206,231
16,854,000	L,S	3.750%, due 05/15/08	16,896,152
$12,000,000	S	4.020%, due 06/30/07	$11,997,188
77,887,000	L,S	4.125%, due 05/15/15	79,048,898
7,763,000	S	4.160%, due 04/15/10	7,858,521
			296,671,280
		U.S. Treasury STRIP: 0.6%
14,659,000		4.180%, due 05/15/16	9,389,016
			9,389,016
		Total U.S. Treasury Obligations (Cost $363,384,476)	363,377,279

ASSET-BACKED SECURITIES: 5.3%

		Automobile Asset-Backed Securities: 0.9%
8,026,823	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	7,986,471
888,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	872,689
1,851,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	1,839,874
4,320,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	4,264,357
			14,963,391
		Credit Card Asset-Backed Securities: 0.9%
8,800,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	8,945,959
374,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	397,142
3,460,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	3,435,970
1,190,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	1,266,562
			14,045,633
		Home Equity Asset-Backed Securities: 2.8%
1,235,191	C	Argent Securities, Inc., 3.634%, due 03/25/34	1,236,962
1,276,623	C,S	Asset Backed Funding Certificates, 3.594%, due 11/25/33	1,280,030
4,641,328	C	Bayview Financial Acquisition Trust, 3.820%, due 09/28/43	4,655,107
1,134,363	C	Centex Home Equity, 3.594%, due 01/25/34	1,135,785
2,499,841	C	GMAC Mortgage Corp Loan Trust, 3.544%, due 12/25/20	2,501,005
10,569,000	C	GSAA Trust, 5.242%, due 05/25/35	10,636,626
2,869,247	C	Merrill Lynch Mortgage Investors, Inc., 3.674%, due 07/25/34	2,883,600
1,894,291	C	New Century Home Equity Loan Trust, 3.564%, due 04/25/34	1,895,903

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Home Equity Asset-Backed Securities (continued)
$1,114,000	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	$1,114,298
886,009	C	Residential Asset Mortgage Products, Inc., 3.624%, due 06/25/33	887,836
2,098,361	C	Residential Asset Securities Corp., 3.220%, due 01/25/35	2,100,232
3,400,776	C	Residential Asset Securities Corp., 3.624%, due 12/25/33	3,408,397
830,504	C	Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	829,074
7,465,000	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	7,452,239
1,990,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	1,971,962
			43,989,056
		Other Asset-Backed Securities: 0.7%
333,355	C	Ameriquest Mortgage Securities, Inc., 3.610%, due 02/25/34	333,733
802,979	C	Amortizing Residential Collateral Trust, 3.814%, due 05/25/32	808,264
3,216,262	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.614%, due 07/25/33	3,223,705
3,719,117	C	First Horizon Asset Back Trust, 3.604%, due 10/25/34	3,733,953
2,182,050	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	2,169,935
			10,269,590
		Total Asset-Backed Securities (Cost $83,485,779)	83,267,670

COLLATERALIZED MORTGAGE OBLIGATIONS: 22.8%

		Commercial Mortgage-Backed Securities: 4.5%
3,080,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	3,035,123
195,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	193,092
3,372,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	3,373,708
777,000	C	Capco America Securitization Corp., 6.260%, due 10/15/30	824,898
279,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	298,852
$6,167,579	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	$6,866,172
811,000	C	COMM, 3.600%, due 03/10/39	794,874
3,480,249	C,S	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,421,493
3,500,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	3,745,722
3,515,419	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	3,484,626
301,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	307,992
10,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	10,053
3,880,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,877,041
7,162,103	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	7,156,745
9,380,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	9,818,127
10,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	9,975
176,000	C,S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	178,082
5,220,000	C,S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,580,903
4,500,000	C,L,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	5,076,066
8,586,207	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	9,042,044
4,012,203	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,943,070
			71,038,658
		Whole Loan Collateral PAC: 0.7%
3,801,528	C	GSR Mortgage Loan Trust, 3.714%, due 10/25/32	3,803,031
2,733,763	C,S	MASTR Alternative Loans Trust, 3.714%, due 11/25/33	2,733,888
3,005,807	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	3,109,058
1,353,061	C	Washington Mutual, 3.714%, due 03/25/34	1,356,022
			11,001,999

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Whole Loan Collateralized Mortgage Obligations: 17.4%
$7,932,588	C	Banc of America Funding Corp., 5.750%, due 09/20/34	$8,058,422
6,204,804	C	Banc of America Mortgage Securities, 5.500%, due 12/01/49	6,291,397
2,772,603	C	Bank of America Alternative Loan Trust, 3.764%, due 12/25/33	2,775,256
4,022,167	C	Bank of America Mortgage Securities, 3.764%, due 12/25/33	4,028,273
2,989,693	C,S	Bank of America Mortgage Securities, 5.250%, due 11/25/19	3,032,392
3,416,167	C	Bear Stearns Alt-A Trust, 3.634%, due 07/25/34	3,421,554
4,165,800	C,S	Citicorp Mortgage Securities, Inc., 3.814%, due 10/25/33	4,167,146
6,230,652	C	Citigroup Mortgage Loan Trust, Inc., 3.434%, due 12/25/34	6,230,665
2,994,091	C	Countrywide Alternative Loan Trust, 3.614%, due 02/25/35	2,999,913
4,289,039	C	Countrywide Alternative Loan Trust, 3.664%, due 09/25/34	4,286,235
2,299,668	C,S	Countrywide Alternative Loan Trust, 3.714%, due 07/25/18	2,303,221
2,641,166	C,S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,687,840
8,237,846	C	Countrywide Home Loan Mortgage Pass Through Trust, 3.584%, due 03/25/35	8,249,428
4,544,358	C,S	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	4,572,819
7,810,000	C	CS First Boston Mortgage Securities Corp., 4.080%, due 10/25/33	7,870,952
7,076,180	C	First Horizon Alternative Mortgage Securities, 4.810%, due	7,029,524
10,570,972	C	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	10,676,682
2,228,092	C	GSMPS Mortgage Loan Trust, 3.664%, due 01/25/35	2,237,270
2,224,695	C,S	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	2,220,343
4,284,589	C	Harborview Mortgage Loan Trust, 3.610%, due 01/19/35	4,294,631
3,621,651	C	Homebanc Mortgage Trust, 3.744%, due 08/25/29	3,639,899
14,006,000	C	MASTR Adjustable rate, .000%, due 06/30/19	14,128,554
14,006,000	C	MASTR Adjustable rate, 5.366%, due 06/25/35	14,115,422
$7,501,245	C,S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	$7,682,157
7,733,895	C	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	7,878,906
2,144,841	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	2,189,012
3,379,293	C,S	MASTR Asset Securitization Trust, 3.764%, due 11/25/33	3,384,741
5,366,967	C,S	MLCC Mortgage Investors, Inc., 3.544%, due 04/25/29	5,370,271
2,646,207	C,S	MLCC Mortgage Investors, Inc., 3.634%, due 01/25/29	2,649,627
3,772,710	C,S	MLCC Mortgage Investors, Inc., 3.674%, due 04/25/29	3,777,411
2,562,823	C,S	QFA Royalties LLC, 7.300%, due 02/20/25	2,566,827
10,801,019	C	Residential Accredit Loans Inc, 3.714%, due 04/25/35	10,805,814
1,055,000	C	Residential Accredit Loans Inc, 5.750%, due 04/25/35	1,085,748
4,590,026	C,S	Residential Accredit Loans, Inc., 3.764%, due 03/25/18	4,602,501
1,900,713	C	Residential Funding Mtg. Sec. I, 3.300%, due 05/25/33	1,900,121
1,175,452	C	Residential Funding Mtg. Sec. I, 3.810%, due 12/25/33	1,175,936
3,076,755	C	Sequoia Mortgage Trust, 3.530%, due 01/20/35	3,084,730
4,952,000	C	Structured Adjustable Rate Mortgage Loan Trust, 3.624%, due 07/25/35	4,952,000
3,302,000	C	Structured Adjustable Rate Mortgage Loan Trust, 3.674%, due 05/25/35	3,302,000
9,305,057	C	Structured Asset Mortgage Investments Inc, 3.500%, due	9,302,149
2,872,662	C,S	Structured Asset Securities Corp., 5.500%, due 07/25/33	2,896,901
11,900,000	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	12,004,108
5,159,657	C	Thornburg Mortgage Securities Trust, 3.664%, due 12/25/33	5,170,152
9,627,123	C	Thornburg Mortgage Securities Trust, 3.684%, due 09/25/34	9,656,872
5,308,930	C	Washington Mutual, Inc., 6.000%, due 06/25/34	5,408,472
5,460,107	C	Washington Mutual, Inc., 3.380%, due 01/25/45	5,462,564
3,796,328	C	Washington Mutual, Inc., 3.435%, due 01/25/45	3,799,220
4,062,737	C	Washington Mutual, Inc., 3.550%, due 06/25/44	4,067,186
871,786	C	Wells Fargo Mortgage Backed Securities Trust, 3.814%, due 02/25/34	871,875

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations (continued)
$3,859,684	C	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	$3,817,167
5,950,000	C,S	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	5,856,483
8,020,804	C	Wells Fargo Mortgage Backed Securities Trust, 5.000%, due 12/25/33	7,968,171
			272,006,960
		Whole Loan Collateralized Support CMO: 0.2%
2,827,290	C,S	Bank of America Mortgage Securities, 5.500%, due 11/25/33	2,867,316
			2,867,316
		Total Collateralized Mortgage Obligations (Cost $358,306,726)	356,914,933

MUNICIPAL BONDS: 0.3%

		Municipal: 0.3%
1,325,000	S	City of New York NY, 5.000%, due 11/01/08	1,406,792
1,325,000	S	City of New York NY, 5.000%, due 11/01/11	1,446,158
1,315,000	S	City of New York NY, 5.000%, due 11/01/15	1,449,735
615,000		City of New York NY, 5.000%, due 04/01/35	649,914
		Total Municipal Bonds (Cost $4,942,803)	4,952,599

OTHER BONDS: 0.6%

		Sovereign: 0.6%
2,831,000	L,S	Dominican Republic International Bond, 0.000%, due 01/23/18	2,966,526
3,506,000	@@,L,S	Mexico Government Intl. Bond, 6.625%, due 03/03/15	3,867,118
1,918,644	@@,S	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	2,772,743
		Total Other Bonds (Cost $8,658,558)	9,606,387

Shares			Value

PREFERRED STOCK: 1.1%

		Banks: 0.4%
605	@,#,XX	DG Funding Trust	6,507,531
			6,507,531
		Diversified Financial Services: 0.1%
86,600		National Rural Utilities Cooperative Finance Corp.	2,146,061
			2,146,061
		Electric: 0.1%
49,875	S	TECO Energy, Inc.	$1,273,761
			1,273,761
		Insurance: 0.5%
220,120		Aegon NV	5,562,432
94,000	@	Metlife, Inc.	2,366,920
			7,929,352
		Total Preferred Stock (Cost $17,859,605)	17,856,705
		Total Long-Term Investments (Cost $1,730,031,826)	1,735,107,141

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 28.1%
		Commercial Paper: 5.0%
$18,650,000	S	Concord Minuteman Capital LLC, 3.140%, due 07/07/05	18,638,612
15,300,000	S	Concord Minutemen Capital LLC, 3.150%, due 07/07/06	15,299,755
9,000,000	S	Concord Minutemen Capital LLC, 3.160%, due 07/07/06	8,999,856
11,000,000		DaimlerChrysler NA Holding Corp., 3.280%, due 07/08/05	10,991,982
4,140,000	S	DaimlerChrysler NA Holding Corp., 3.973%, due 07/07/05	4,140,523
7,400,000	S	Kellogg Co. 3.150%, due 07/05/05	7,396,763
10,600,000	S	SBC Communications, 3.180%, due 07/14/05	10,586,891
2,500,000	S	Viacom, Inc., 3.220%, due 07/07/05	2,498,435
		Total Commercial Paper (Cost $78,557,501)	78,552,817
		Repurchase Agreement: 1.4%
21,585,000	S	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $21,587,000 to be received upon repurchase (Collateralized by $21,975,000 Federal National Mortgage Association 3.125%-3.850%, Market Value plus accrued interest $22,020,140, due 05/04/07-04/14/09)	21,585,000
		Total Repurchase Agreement (Cost $21,585,000)	21,585,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
	Securities Lending Collateralcc: 21.7%
$340,290,708	The Bank of New York Institutional Cash Reserves Fund		$340,290,708
	Total Securities Lending Collateral (Cost $340,290,708)		340,290,708
	Total Short-Term Investments (Cost $440,433,209)		440,428,525
	Total Investments In Securities (Cost $2,170,465,035)*	138.7%	$2,175,535,666
	Other Assets and Liabilities-Net	(38.7)	(607,410,500)
	Net Assets	100.0%	$1,568,125,166

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $2,171,043,972. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,826,200
	Gross Unrealized Depreciation	(8,334,506)
	Net Unrealized Appreciation	$4,491,694

Information concerning open futures contracts for the ING VP Intermediate Bond at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain/(Loss)
90 Day Euro Future	867	$208,405,125	09/19/05	$(188,573)
U.S. Long Bond	609	72,318,750	9/21/2005	522,876
		$280,723,875		$334,303
Short Contracts
90 Day Euro Future	867	$208,145,025	12/19/05	$104,040
U.S. 5 Year Note	932	101,486,067	09/21/05	330,736
U.S. 10 Year Future	110	12,485,309	09/21/05	3,747
		$322,116,401		$438,523

Information concerning the Interest Rate Swap Agreement outstanding for the ING VP Intermediate Bond Portfolio at June 30, 2005, is shown below:

	Termination	Notional	Unrealized
Type	Date	Principal	Depreciation
Receive a fixed rate equal to 1.800% and pay a floating rate based on the 3-month LIBOR BBA. Counterparty: UBS AG	03/01/34 X	JPY 1,000,000,000	(178,605)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MONEY MARKET PORTFOLIO(1)	AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -0.5% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 3.3%
$2,000,000		Toronto Dominian Bank Yahnkee, 3.270%, due 09/08/05	$1,999,480
34,100,000		Washington Mutual Bank FA, 3.140%, due 05/31/06	34,100,000
		Total Certificates of Deposit (Cost $36,099,612)	36,099,480

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.4%
11,400,000	@@,#	CHEYNE 2004-1A, 3.250%, due 11/10/05	11,400,000
13,900,000	@@,#,I	Newcastle CDO I Ltd., 3.330%, due 10/24/05	13,900,000
13,700,000	@@,#	Putnam Structured Product CDO, 3.240%, due 08/15/05	13,700,000
8,500,000	@@	Whitehawk CDO Funding Ltd., 3.420%, due 09/15/05	8,500,000
		Total Collateralized Mortgage Obligations (Cost $47,500,000)	47,500,000

COMMERCIAL PAPER: 51.1%
4,650,000	@@	Allience & Leicester Group	4,651,562
24,800,000		American Express Bank, 3.196%, due 03/16/06	24,800,000
1,500,000		American Express Bank FSB, 3.210%, due 06/13/06	1,500,000
$9,000,000		American Express Credit Corp., 3.286%, due 10/14/05	$9,000,000
3,250,000		American General Finance Corp., 5.875%, due 07/14/06	3,306,875
3,075,000	@@	ASB Bank Ltd., 3.090%, due 08/11/05	3,063,948
5,500,000	@@	ASB Bank Ltd., 3.250%, due 07/07/05	5,496,524
9,000,000	@@	ASB Bank Ltd., 3.260%, due 07/22/05	8,982,125
34,000,000	@@	ASB Bank Ltd., 3.310%, due 08/09/05	33,875,283
6,000,000		Bellsouth Telecommunications, 3.410%, due 07/01/05	6,000,048
37,200,000		Concord Minutemen Capital LLC, 3.150%, due 07/07/06	37,199,405
12,800,000		Concord Minutemen Capital LLC, 3.160%, due 07/07/06	12,799,795
36,400,000		Crown Point Capital Co. LLC, 3.210%, due 07/14/05	36,354,562
6,800,000		Goldman Sachs Group, 3.150%, due 07/01/05	6,799,405
22,000,000	I	Goldman Sachs Group, 3.270%, due 02/13/06	22,000,000
11,400,000	#	Goldman Sachs Group, 3.296%, due 07/29/05	11,401,079
3,200,000		IXIS, 3.190%, due 07/19/05	3,194,629
15,700,000		Master Funding LLC, 3.130%, due 07/07/05	15,690,445
6,000,000		Master Funding LLC, 3.270%, due 07/12/05	5,993,460
8,900,000		Master Funding LLC, 3.140%, due 07/12/05	8,890,684
6,700,000		Master Funding LLC, 3.190%, due 07/13/05	6,692,282
13,000,000		Master Funding LLC, 3.340%, due 08/03/05	12,959,115
3,000,000		Monument Gardens Funding LLC, 3.120%, due 07/06/05	2,998,440
7,053,000		Monument Gardens Funding LLC, 3.200%, due 07/14/05	7,044,223
42,000,000		Monument Gardens Funding LLC, 3.220%, due 08/18/05	41,816,806
22,000,000		Morgan Stanley, 3.260%, due 08/09/05	21,920,556
14,300,000		Morgan Stanley, 3.340%, due 08/15/05	14,303,170
5,520,000		Morgan Stanley, 3.750%, due 03/27/06	5,533,800
2,079,000		Park Avenue Receivables, 3.160%, due 07/08/05	2,077,542
20,000,000		Saint Germain Holdings Ltd., 3.080%, due 07/01/05	19,998,289
22,800,000		Saint Germain Holdings Ltd., 3.130%, due 07/12/05	22,776,212
5,000,000		Saint Germain Holdings Ltd., 3.150%, due 07/08/05	4,996,500
6,200,000		Three Pillars Funding, 3.160%, due 07/08/05	6,195,653

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MONEY MARKET PORTFOLIO(1)	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
$43,368,000		Three Pillars Funding, 3.200%, due 07/14/05		$43,314,033
28,173,000		Thunderbay Funding, 3.160%, due 07/26/05		28,108,783
24,600,000		Verizon Global Funding, 3.500%, due 07/14/06		24,600,000
9,300,000		Westpac Trust Ltd., 3.280%, due 08/11/05		9,264,520
22,000,000		Windmill Funding I Corp., 3.260%, due 07/01/05		21,998,008
		Total Commercial Paper (Cost $557,631,539)		557,597,761

CORPORATE BONDS/NOTES: 29.3%
2,000,000		American Express Credit Corp., 3.270%, due 07/20/05		2,000,017
9,000,000	#	American General Financial Corp., 3.220%, due 07/14/06		9,000,000
19,000,000		Bank One Corp., 7.625%, due 08/01/05		19,062,295
13,500,000		Bank One NA, 3.454%, due 07/26/05		13,500,000
12,300,000		Bear Stearns Cos., Inc., 3.170%, due 08/07/06		12,300,000
12,750,000		Bear Stearns Cos., Inc., 3.330%, due 07/28/06		12,750,000
13,500,000		Bear Stearns Cos., Inc., 3.390%, due 11/28/05		13,500,000
9,100,000		Citigroup, Inc., 6.750%, due 12/01/05		9,213,750
23,100,000		Credit Suisse First Boston/New York, 3.380%, due 12/08/05		23,103,034
13,600,000		Crown Point Capital Co., 3.100%, due 08/08/05		13,599,637
4,100,000		General Electric Capital Corp., 3.410%, due 02/03/06		4,105,125
16,000,000		General Electric Capital Corp., 3.284%, due 07/07/06		16,020,000
12,050,000	#	Goldman Sachs Group LP, 3.210%, due 07/17/06		12,050,000
7,800,000	@@,#	HBOS Treasury Services PLC, 3.131%, due 08/01/06		7,800,000
9,075,000	@@,#	HBOS Treasury Services PLC, 3.230%, due 07/29/05		9,075,000
19,500,000	@@,#	HBOS Treasury Services PLC, 3.510%, due 07/24/06		19,510,335
31,400,000	#,I	Money Market Trust Series A, 3.295%, due 07/10/06		31,402,229
12,400,000		Societe Generale/New York, 3.260%, due 03/30/06		12,397,086
9,500,000	#	The Bank of New York Co., Inc., 3.354%, due 07/28/06		9,500,000
20,475,000		Verizon Global Funding Corp., 6.750%, due 12/01/05		20,705,344
20,208,000		Wachovia Corp., 7.550%, due 08/18/05		20,312,409
5,000,000		Wachovia Corp., 7.450%, due 07/15/05		5,007,971
$5,400,000		Washington Mutual Bank, 3.140%, due 07/18/05		$5,400,000
10,800,000		Wells Fargo & Co., 3.180%, due 08/02/06		10,813,500
7,800,000		Westpac Banking Corp., 3.400%, due 07/11/06		7,802,051
		Total Corporate Bonds/Notes (Cost $320,030,629)		319,929,783

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.1%

		Federal Home Loan Bank: 1.9%
20,750,000		2.500%, due 12/15/05		20,646,250
				20,646,250
		Federal National Mortgage Association: 1.2%
6,400,000		3.297%, due 10/07/05		6,400,000
6,900,000		6.000%, due 12/15/05		6,977,625
				13,377,625
		Total U.S. Government Agency Obligations (Cost $34,090,333)		34,023,875

REPURCHASE AGREEMENT: 9.2%
100,645,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $77,758,235 to be received upon repurchase (Collateralized by $79,580,000 Various U.S. Government Agency Obligations, 3.410%-6.000%, Market Value plus accrued Interest $79,952,787, due 12/15/05-08/30/07)		100,645,000
		Total Repurchase Agreement (Cost $100,645,000)		100,645,000
		Total Investments In Securities (Cost $1,095,997,113)*	100.5%	$1,095,795,899
		Other Assets and Liabilities-Net	(0.5)	(5,491,389)
		Net Assets	100.0%	$1,090,304,510

(1)

All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@	Foreign issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$53,412
	Gross Unrealized Depreciation	(254,626)
	Net Unrealized Depreciation	$(201,214)

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of -19.9% of net assets and 23.1%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.8%

		Aerospace/Defense: 4.3%
18,300		Goodrich Corp.	$749,568
14,400		Lockheed Martin Corp.	934,128
112,100	@@	Meggitt PLC	567,109
23,900		Raytheon Co.	934,968
			3,185,773
		Biotechnology: 4.5%
5,600	@	Amgen, Inc.	338,576
19,400	@	Genentech, Inc.	1,557,432
27,200	@,L	Human Genome Sciences, Inc.	314,976
14,200	@,L	Millipore Corp.	805,566
15,700	@,L	Momenta Pharmaceuticals, Inc.	310,389
			3,326,939
		Building Materials: 0.6%
43,100	@@	Asahi Glass Co. Ltd.	450,799
			450,799
		Computers: 10.0%
23,500	@	Apple Computer, Inc.	865,035
45,600	@,L	Cadence Design Systems, Inc.	622,896
29,050	@	Dell, Inc.	1,147,766
76,900	@	EMC Corp.	1,054,299
33,900		Hewlett-Packard Co.	796,989
6,500	@,L	Hutchinson Technology, Inc.	250,315
9,600	L	International Business Machines Corp.	712,320
582,000	@@	Lite-On Technology Corp.	667,819
24,600	@	NCR Corp.	863,952
191,000	@@	Quanta Computer, Inc.	364,805
			7,346,196
		Electrical Components and Equipment: 1.9%
3,000	@@	Samsung Electronics Co. Ltd.	$1,422,161
			1,422,161
		Electronics: 3.0%
19,600	@	Agilent Technologies, Inc.	451,192
13,600	@,L	Coherent, Inc.	489,736
136,700	@@	HON HAI Precision Industry Co., Ltd.	709,892
20,400	@@,L	Ibiden Co., Ltd.	532,848
			2,183,668
		Healthcare-Products: 6.8%
8,100	@@	Alcon, Inc.	885,735
9,400		Baxter Intl., Inc.	348,740
7,100		C.R. Bard, Inc.	472,221
20,400	@,L	Cytyc Corp.	450,024
8,200		Hoya Corp.	942,924
3,600	@	Kinetic Concepts, Inc.	216,000
79,000	@@	Shimadzu Corp.	495,962
8,800	@	St. Jude Medical, Inc.	383,768
10,500	@,L	Varian Medical Systems, Inc.	391,965
5,000	@,L	Zimmer Holdings, Inc.	380,850
			4,968,189
		Healthcare-Services: 5.3%
9,400	@	Community Health Systems, Inc.	355,226
7,800	@	Coventry Health Care, Inc.	551,850
5,602	@,L	Kindred Healthcare, Inc.	221,895
11,500	@	LifePoint Hospitals, Inc.	580,980
9,530	L	Manor Care, Inc.	378,627
11,200	@	Triad Hospitals, Inc.	611,968
12,800		UnitedHealth Group, Inc.	667,392
7,600	@	WellPoint, Inc.	529,264
			3,897,202
		Internet: 7.5%
47,300	@,L	aQuantive, Inc.	838,156
10,800	@,L	eBay, Inc.	356,508
4,000	@,L	Google, Inc.	1,176,600
5,500	@	iVillage, Inc.	32,890
35,100	@,L	Symantec Corp.	763,074
23,200	@	VeriSign, Inc.	667,232
36,700	@,L	WebMD Corp.	376,909
37,000	@	Yahoo!, Inc.	1,282,050
			5,493,419
		Leisure Time: 0.8%
17,000	@,L	WMS Industries, Inc.	573,750
			573,750
		Machinery-Construction and Mining: 0.6%
60,000	@@	Komatsu Ltd.	463,994
			463,994
		Pharmaceuticals: 7.8%
67,000	@,L	Abgenix, Inc.	574,860
10,700	@	Caremark Rx, Inc.	476,364
8,800	@	Express Scripts, Inc.	439,824
25,200	@,L	First Horizon Pharmaceutical Corp.	479,808
31,800	@,L	Medarex, Inc.	264,894
12,000	@	Medco Health Solutions, Inc.	640,320

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND	PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Pharmaceuticals (continued)
4,500	@@	Merck KGaA		$362,832
21,200	@,L	Noven Pharmaceuticals, Inc.		370,576
9,200	L	Omnicare, Inc.		390,356
9,700	@@	Roche Holding AG		1,224,299
11,700	@@,L	Sanofi-Aventis ADR		479,583
				5,703,716
		Semiconductors: 17.3%
45,300	L	Applied Materials, Inc.		732,954
25,600	@	Broadcom Corp.		909,056
9,000	@,L	Formfactor, Inc.		237,780
48,850		Intel Corp.		1,273,030
47,700		Intersil Corp.		895,329
21,800	L	KLA-Tencor Corp.		952,660
13,850	@,L	Lam Research Corp.		400,819
83,100	@,L	LSI Logic Corp.		705,519
12,600	@,@@	Marvell Technology Group Ltd.		479,304
36,500	@	MEMC Electronic Materials, Inc.		575,605
17,500	@	Micron Technology, Inc.		178,675
22,100	@	Microsemi Corp.		415,480
21,600		National Semiconductor Corp.		475,848
23,100	@,L	Novellus Systems, Inc.		570,801
17,000	@,L	Nvidia Corp.		454,240
244,000	@@	Powerchip Semiconductor Corp.		170,372
32,800	@@	Sanken Electric Co., Ltd.		426,028
33,100	@	SiRF Technology Holdings, Inc.		585,208
90,907	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		829,069
29,850		Texas Instruments, Inc.		837,890
16,400	@,L	Varian Semiconductor Equipment Associates, Inc.		606,800
				12,712,467
		Software: 10.6%
24,400	L	Adobe Systems, Inc.		698,328
58,400	@	BEA Systems, Inc.		512,752
108,800	@	Compuware Corp.		782,272
9,800	@	Electronic Arts, Inc.		554,778
12,200	L	Global Payments, Inc.		827,160
84,300	@	Informatica Corp.		707,277
8,750	@,L	Intuit, Inc.		394,713
29,900		Microsoft Corp.		742,716
146,400	@,L	OpenTV Corp.		401,136
65,300	@	Oracle Corp.		861,960
15,500	@	Progress Software Corp.		467,325
19,200	@@	SAP AG ADR		831,360
				7,781,777
		Telecommunications: 15.8%
20,200	L	Adtran, Inc.		500,758
36,700	@,L	Alamosa Holdings, Inc.		510,130
17,500	@,@@	Amdocs Ltd.		462,525
48,900	@	Cisco Systems, Inc.		934,479
44,700	@	Comverse Technology, Inc.		1,057,155
29,800		Harris Corp.		930,058
33,300	@	Juniper Networks, Inc.		838,494
16,400	@@	Mobile Telesystems OJSC ADR		551,860
44,600		Motorola, Inc.		814,396
21,700	@	Nextel Communications, Inc.		701,127
33,700	@@	Nokia Oyj ADR		560,768
15,000	@@	Option Intl.		517,255
103,200	@,L	Powerwave Technologies, Inc.		1,054,704
16,100		QUALCOMM, Inc.		$531,461
28,600		Scientific-Atlanta, Inc.		951,522
20,178	@,@@	Telekomunikasi Indonesia Tbk PT ADR		420,711
53,000	@	U.S. Unwired, Inc.		308,460
				11,645,863
		Total Common Stock (Cost $64,533,008)		71,155,913

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 23.1%

		Securities Lending Collateralcc: 23.1%
$17,011,035		The Bank of New York Institutional Cash Reserves Fund		17,011,035
		Total Short-Term Investments (Cost $17,011,035)		17,011,035

		Total Investments In Securities (Cost $81,544,043)*	119.9%	$88,166,948
		Other Assets and Liabilities-Net	(19.9)	(14,649,273)
		Net Assets	100.0%	$73,517,675

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005
*	Cost for federal income tax purposes is $81,665,697. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,942,197
	Gross Unrealized Depreciation	(1,440,946)
	Net Unrealized Appreciation	$6,501,257

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Country Allocation*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 1.1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.9%

		Australia: 4.1%
42,600		BHP Billiton Ltd.	$582,538
47,300		QBE Insurance Group Ltd.	576,001
31,800		Suncorp-Metway Ltd.	486,309
43,000		TABCorp. Holdings Ltd.	536,220
			2,181,068
		Austria: 0.9%
25,300		Telekom Austria AG	491,729
			491,729
		Belgium: 1.8%
10,100		UCB SA	490,787
5,700		Umicore	456,306
			947,093
		Brazil: 0.6%
3,400		Banco Itau Holding Financeira SA ADR	314,500
			314,500
		Denmark: 0.9%
10,600		TDC A/S	453,992
			453,992
		Finland: 2.4%
25,481		Elisa Oyj	398,246
25,600		Fortum Oyj	410,652
15,934		Tietoenator Oyj	483,808
			1,292,706
		France: 10.8%
11,400		BNP Paribas	$778,937
20,100		Credit Agricole SA	508,038
4,800		Lafarge SA	436,472
6,500		Peugeot SA	383,474
10,920		Sanofi-Aventis	894,693
5,000		Total SA	1,170,462
14,938		Veolia Environnement	559,395
5,600		Vinci SA	465,573
18,297		Vivendi Universal SA	573,635
			5,770,679
		Germany: 7.7%
30,300		Deutsche Post AG	704,740
51,800		Deutsche Telekom AG	954,763
9,100		E.ON AG	808,168
6,900		Fresenius Medical Care AG	587,920
5,100		Merck KGaA	411,209
3,600		SAP AG	624,313
			4,091,113
		Greece: 2.6%
10,732		Alpha Bank AE	285,624
17,960		Coca-Cola Hellenic Bottling Co. SA	487,237
32,410		Hellenic Telecommunications Organization SA	628,076
			1,400,937
		Hong Kong: 2.5%
51,000		Cheung Kong Holdings Ltd.	494,512
136,000		Citic Pacific Ltd.	396,725
176,000		Hong Kong Exchanges and Clearing Ltd.	453,835
			1,345,072
		Hungary: 0.5%
3,760		OTP Bank Rt. GDR	251,168
			251,168
		India: 1.2%
13,500		ICICI Bank Ltd. ADR	294,975
11,600	#	Reliance Industries Ltd. GDR	337,908
			632,883
		Indonesia: 0.5%
12,400		Telekomunikasi Indonesia Tbk PT ADR	258,540
			258,540
		Ireland: 2.2%
32,300		Bank of Ireland	520,810
40,600		Depfa Bank PLC	651,637
			1,172,447
		Israel: 0.6%
10,600		Teva Pharmaceutical Industries Ltd. ADR	330,084
			330,084
		Italy: 4.1%
109,835		Banca Intesa S.p.A.	501,621
75,100		Enel S.p.A.	655,646
33,700		Mediaset S.p.A.	396,516
209,300		Telecom Italia S.p.A.	652,974
			2,206,757

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Japan: 21.5%
101,000		Bosch Automotive Systems Corp.		$532,761
19,800		Chubu Electric Power Co., Inc.		474,915
9,300		Don Quijote Co., Ltd.		505,995
121		East Japan Railway Co.		621,070
4,100		Hoya Corp.		471,462
147,000		Isuzu Motors Ltd.		391,764
11,600		Lawson, Inc.		403,909
23,900		Leopalace21 Corp.		396,637
90		Mitsubishi Tokyo Financial Group, Inc.		759,350
50,000		Mitsui Sumitomo Insurance Co., Ltd.		447,753
167		Mizuho Financial Group, Inc.		751,361
85,000		Nippon Shinpan Co., Ltd.		437,823
112		Nippon Telegraph & Telephone Corp.		479,340
53,700		Nissan Motor Co., Ltd.		531,360
131,000		Oki Electric Industry Co., Ltd.		459,487
3,400		ORIX Corp.		508,145
74,000		Sumitomo Corp.		590,571
43,000		Sumitomo Electric Industries Ltd.		438,511
91,000		Sumitomo Trust & Banking Co., Ltd.		551,193
111,000		Taisei Corp.		373,103
15,500		Takeda Pharmaceutical Co., Ltd.		767,133
149,000		Toshiba Corp.		591,470
				11,485,113
		Netherlands: 3.2%
34,500	@	ASML Holding NV		541,240
5,700		DSM NV		389,824
29,800		Koninklijke Philips Electronics NV		750,918
				1,681,982
		Norway: 0.8%
4,440		Norsk Hydro ASA		403,402
				403,402
		Singapore: 0.7%
42,000		DBS Group Holdings Ltd.		355,041
				355,041
		South Korea: 0.5%
1,040		Samsung Electronics Co., Ltd. GDR		247,815
				247,815
		Spain: 2.5%
55,700		Banco Santander Central Hispano SA		645,113
26,700		Repsol YPF SA		677,873
				1,322,986
		Sweden: 1.7%
36,000		Swedish Match AB		408,486
11,800		Volvo AB		479,108
				887,594
		Switzerland: 5.8%
10,450		Roche Holding AG		1,318,961
4,920		Swiss Reinsurance Co.		301,784
12,220		UBS AG		952,909
2,952		Zurich Financial Services AG		506,486
				3,080,140
		Taiwan: 0.0%
1,460		Taiwan Semiconductor Manufacturing Co. Ltd. ADR		$13,314
				13,314
		United Kingdom: 18.8%
19,800		Anglo American PLC		463,213
138,533		BP PLC		1,441,304
68,600	@	British Airways PLC		322,010
173,600		Centrica PLC		719,176
57,300		Diageo PLC		843,293
31,600		Enterprise Inns PLC		471,484
34,500		GUS PLC		543,025
66,669		HBOS PLC		1,025,440
210,700		Legal & General Group PLC		432,705
141,400		Rentokil Initial PLC		404,890
35,603		Royal Bank of Scotland Group PLC		1,072,415
168,800		Shell Transport & Trading Co. PLC		1,635,112
65,900		Unilever PLC		634,256
				10,008,323
		Total Investments In Securities (Cost $49,107,591)*	98.9%	$52,626,478
		Other Assets and Liabilities-Net	1.1	573,053
		Net Assets	100.0%	$53,199,531

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the $49,211,908. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,510,758
	Gross Unrealized Depreciation	(1,096,188)
	Net Unrealized Appreciation	$3,414,570

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets
Agriculture	0.8%
Airlines	0.6
Auto Manufacturers	3.4
Auto Parts and Equipment	1.0
Banks	20.1
Beverages	2.5
Building Materials	0.8
Chemicals	1.4
Commercial Services	0.8
Computers	0.9
Distribution/Wholesale	1.1
Diversified Financial Services	2.6
Electric	4.4
Electrical Components and Equipment	2.4
Electronics	1.4
Engineering and Construction	1.6
Entertainment	1.0
Food	1.2
Gas	1.4
Healthcare-Products	2.0
Holding Companies-Diversified	0.7
Insurance	4.3
Media	1.8
Mining	2.8
Oil and Gas	10.0
Pharmaceuticals	7.9
Real Estate	1.7
Retail	3.6
Semiconductors	1.0
Software	1.2
Telecommunications	9.0
Transportation	2.5
Water	1.1
Other Assets and Liabilities, Net	1.1
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

In connection with each annual approval, the Board is provided with the qualitative and quantitative information to assist it in evaluating whether to approve the continuance of the Agreements.

In considering whether to approve the Investment Management Agreement and the Sub-Advisory Agreements, the Board, including the Independent Directors, considered a number of factors they believed to be relevant in light of the legal advice furnished to them by independent legal counsel and their own business judgment.

In connection with their deliberations, the Board considered information that had been provided by the Investment Manager and each Sub-Adviser throughout the year at regular Board meetings, as well as information furnished for a Board meeting held on December 15, 2004 to specifically consider the approval of each Portfolio’s current Investment Management Agreement and the Sub-Advisory Agreement (other than the Sub-Advisory Agreement for ING VP Global Science and Technology Portfolio having been previously approved by the Board for continuation through December 31, 2005). Prior to taking action with respect to each Portfolio’s Investment Management Agreement and Sub-Advisory Agreement, the Contract Committee of the Board (which is comprised entirely of independent Directors) met with independent legal counsel on November 9 and 10, 2004 and again on December 13 and 14, 2004 to review and discuss the information provided by the Investment Manager and Sub-Adviser. This information included the following: (1) summaries for each Portfolio that provide information about the performance, management fees and other expenses of the Portfolio and its respective peer group, as determined based upon a methodology approved by the Contract Committee (the “Selected Peer Group”), as well as information about the Portfolio’s investment portfolios, objectives and strategies; (2) responses to questions posed by independent legal counsel on behalf of the Independent Directors/Trustees; (3) copies of each form of Investment Management and Sub-Advisory Agreement; (4) copies of the Form ADV for the Investment Manager and Sub-Adviser to the Portfolios; (5) financial statements for the Investment Adviser and Sub-Adviser to the Portfolios; (6) profitability analyses for the Investment Manager and Sub-Adviser with respect to each Portfolio and with respect to all Portfolios and other funds within the ING complex of mutual funds as a group; (7) an analysis of the compensation paid to investment personnel of the Sub-Adviser on an absolute basis and in relation to others in the investment management industry; and (8) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by portfolio managers and other investment professionals of the Investment Manager and Sub-Adviser.

The Board considered, among other things, the following factors in determining whether to approve each Agreement: (1) the actions of the Investment Manager in response to recent regulatory developments, including the development of written policies and procedures reasonably designed to prevent violations of the federal securities laws; (2) the hiring of an individual to serve as the Chief Compliance Officer for the Portfolios; (3) the responsiveness of the Investment Manager to inquiries from regulatory agencies such as the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.; (4) the commitment of the Investment Manager and Sub-Adviser to reduce brokerage costs, portfolio turnover rates and research acquired through the use of soft dollars from the Portfolios’ brokerage; (5) the financial strength of the Investment Manager and Sub-Adviser; (6) the Investment Manager’s willingness to waive fees from time to time to limit the total expenses of a Portfolio; (7) the adequacy of the compensation paid to investment personnel of the Sub-Adviser; (8) the actions taken by the Manager over time to reduce the operating expenses of the Funds, including fees and expenses for transfer agency, custody and audit services; (9) the Codes of Ethics for each of the Investment Manager and Sub-Adviser and related procedures for complying therewith; and (10) with respect to each Portfolio, the specific factors and conclusions identified below. The conclusions relating to comparative fees, expenses and performance set forth below for each Fund are for periods ended June 30, 2004.

The Board also considered the profits being realized by ING, ING IM and various affiliates during each of the past three years with respect to (i) each Portfolio standing alone, (ii) all retail Portfolios as a group, (iii) all variable product Portfolios as a group, and (iv) all retail Portfolios and variable product Portfolios as a group. The Board further considered the costs incurred by ING and ING IM in providing investment management services for each Portfolio in light of the changes in assets under management for each Portfolio during relevant time periods and concluded that (i) the economies of scale currently being realized by ING and ING IM do not warrant the implementation

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

of additional breakpoints for any of the Portfolios and (ii) the profits being realized by ING and ING IM from their relationships with the Portfolios are not unreasonable in light of the quality of the services being rendered.

Based upon its review of these factors, the Board determined that continuation of the Investment Management Agreement and Sub-Advisory Agreement is in the interest of each Portfolio and its shareholders and accordingly, the Board, including all of the Independent Directors, approved continuation of the Investment Management Agreement and Sub-Advisory Agreements for an additional one-year period.

ING VP Balanced Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its Selected Peer Group median return for the year-to-date, five-, and ten-year periods and outperformed its benchmark index for the year-to-date, three-, and five-year periods, but underperformed its benchmark index for the most recent quarter, one-, and ten-year periods, (4) the Investment Adviser and Sub-Adviser have taken action to improve the Portfolio’s performance, which included a change in March 2004 of the individual managers responsible for the Portfolio, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

ING VP Growth and Income Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its Selected Peer Group median return for the most recent quarter, year-to-date and one-year periods, but underperformed its benchmark index for all periods reviewed by the Board, and (4) the Investment Adviser and Sub-Adviser have taken action to improve the Portfolio’s performance, which included changes in the Portfolio’s investment strategies used to pursue the Portfolio’s investment objectives and the hiring of a new portfolio manager and research team to implement these strategies, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

ING VP Growth Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its benchmark index for the five-year period, but underperformed its benchmark index for all remaining periods reviewed by the Board and underperformed its Selected Peer Group median returns for all periods reviewed by the Board, (4) the Sub-Adviser has taken action to improve the Portfolio’s performance, which included personnel changes, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

ING VP Small Company Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is above the median and below the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its benchmark index for the five-year period, but underperformed its benchmark index for all remaining periods reviewed by the Board and underperformed its Selected Peer Group median returns for all periods reviewed by the Board, and (4) the Investment Adviser and Sub-Adviser have taken action to improve the Portfolio’s performance, which included personnel changes, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

ING VP Value Opportunity Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its primary benchmark index for the most recent quarter and outperformed its secondary benchmark index for the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

five-year period, but underperformed its primary benchmark, Selected Peer Group median return and its secondary index for all remaining periods reviewed by the Board, and (4) the Investment Adviser and Sub-Adviser have taken action to improve the Portfolio’s performance, which included a change in December 2003 of the individual portfolio manager responsible for the Portfolio, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of these actions.

ING VP Intermediate Bond Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio outperformed its benchmark index for all periods reviewed by the Board except the five-, and ten-year periods, and outperformed its Selected Peer Group median returns for all periods reviewed by the Board.

ING VP Money Market Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and the average expense ratios of its Selected Peer Group, and (3) the Portfolio underperformed its benchmark index for the most recent quarter and underperformed its Selected Peer Group median returns for the most recent quarter and the year-to-date period, but outperformed the benchmark index and its Selected Peer Group median returns for the one-, three-, five-, and ten-year periods.

ING VP Global Science and Technology Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is above the median and the average management fees of its Selected Peer Group, but is well within one standard deviation of the average, (2) the expense ratio for the Portfolio is equal to the median and average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed benchmark indices and the Selected Peer Group median returns for all periods reviewed by the Board, (4) the Investment Adviser took action to change the sub-adviser for the Portfolio in January 2004, in an effort to improve the Portfolio’s performance, and (5) it would be appropriate to allow a reasonable period of time to evaluate the effectiveness of this change.

In December 2003, AIC Asset Management, LLC (“AIC”) was replaced as sub-adviser to ING VP Global Science and Technology Portfolio by BlackRock Advisors, Inc. (“BlackRock”). The Sub-Advisory Agreement with BlackRock continues in effect until December 31, 2005 and is subject to annual approval by the Board thereafter. In reaching its decision to engage BlackRock as the Portfolio’s sub-adviser, the Board, including a majority of the Independent Directors, compared the Portfolio’s performance when managed by the former sub-adviser, AIC, with the performance of a portfolio managed by BlackRock that is comparable to the Portfolio under a new investment strategy. The Board also considered the performance of a peer group of other science and technology sector funds that are comparable to the Portfolio. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the Investment Manager’s view of the reputation of BlackRock; (2) the nature and quality of the services to be provided by BlackRock; (3) the addition of an exclusivity provision in the Sub-Advisory Agreement; (4) the fairness of the compensation under the Sub-Advisory Agreement in light of the services to be provided; (5) BlackRock’s track record in managing the risks and volatility inherent in the science and technology sectors; (6) the qualifications of the personnel, portfolio management capabilities and investment methodologies; (7) BlackRock’s operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures; (8) BlackRock’s financial condition; (9) the costs for the services to be provided by BlackRock and the fact that these costs will be paid by the Investment Manager and not directly by the Portfolio; (10) the consistency in investment style and portfolio turnover rates experienced over time by a portfolio managed by BlackRock in accordance with the new investment strategy; (11) the appropriateness of the selection of BlackRock and the employment of the new investment strategy in light of the Portfolio’s investment objective and its current and prospective investor base; and (12) BlackRock’s Code of Ethics and related procedures for complying therewith. The Board also considered the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to the Portfolio.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

During the course of its deliberations, the Board reached the following conclusions regarding BlackRock and the Sub-Advisory Agreement, among others: (1) BlackRock is qualified to manage the Portfolio’s assets in accordance with its investment objective and policies; (2) the new investment strategy is appropriate for pursuing the Portfolio’s investment objective and is consistent with the interests of current and prospective investors in the Portfolio; (3) the new investment strategy would not materially affect the current risk profile of the Portfolio; (4) BlackRock is likely to execute the new investment strategy consistently over time; (5) BlackRock has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the Sub-Advisory Agreement; (6) BlackRock is likely to diversify the Portfolio’s portfolio in order to minimize volatility and risk; (7) The exclusivity provisions included in the Sub-Advisory Agreement with respect to the management of other mutual funds with similar investment objectives, policies and restrictions are likely to provide the Portfolio with the opportunity to realize asset growth during the exclusivity period; (8) BlackRock maintains appropriate compliance programs; (9) BlackRock is likely to manage the assets with a turnover rate that is relatively low for a science and technology fund; and (10) the compensation to be paid under the Sub-Advisory Agreement is fair in relation to the services to be provided by BlackRock.

In its deliberations regarding the approval of the current Investment Advisory Agreement for the Portfolio, as approved at the December 15, 2004 meeting, the Board noted that (1) the management fee for the Portfolio is higher than the median and average management fees of its Selected Peer Group; (2) the expense ratio for the Portfolio is less than the median and average expense ratios of its Selected Peer Group, (3) the Portfolio underperformed its primary and secondary benchmark indices and its Selected Peer Group median returns for all periods reviewed by the Board, and (4) the Investment Adviser had sought to address the underperformance of the Portfolio by, among other things, recommending the appointment of a new Sub-Adviser for the Portfolio, which change became effective on January 1, 2004.

Based upon its review, the Board determined that continuation of the Investment Management Agreement is in the interests of the ING VP Global Science and Technology Portfolio and its shareholders. Accordingly, after consideration of the factors described above and such other factors and information it considered relevant, the Board of the Portfolio, including all of the Independent Directors, approved continuation of the Investment Management Agreement for an additional one-year period.

ING VP International Equity Portfolio

In its renewal deliberations for the Portfolio, the Board concluded that (1) the management fee for the Portfolio is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Portfolio is below the median and average expense ratios of its Selected Peer Group, (3) the Portfolio outperformed its Selected Peer Group median returns for the most recent quarter, year-to-date, and one-year periods, but underperformed its benchmark index for all periods reviewed by the Board and underperformed its Selected Peer Group median returns for the three- and five-year periods, and (4) in September 2002, there was a change to the Portfolio’s management team to improve the Portfolio’s performance and the Portfolio’s performance has subsequently improved.

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Manager	Transfer Agent
ING Investments, LLC	DST Systems, Inc.
7337 E. Doubletree Ranch Road	P.O. Box 419368
Scottsdale, Arizona 85258	Kansas City, Missouri 64141

Administrator	Custodian
ING Funds Services, LLC	The Bank of New York
7337 E. Doubletree Ranch Road	100 Colonial Center Parkway, Suite 300
Scottsdale, Arizona 85258	Lake Mary, Florida 32746

Distributor	Legal Counsel
ING Funds Distributor, LLC	Goodwin Procter LLP
7337 E. Doubletree Ranch Road	Exchange Place
Scottsdale, Arizona 85258	53 State Street
1-800-334-3444	Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ACAPAPPIS	(0605-081605)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee operates pursuant to a Charter approved by the Board.  The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner.  At a minimum, the following information as to each individual proposed for nomination as director should be included:  the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following:  (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.  Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Funds

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2005